As filed with the Securities and Exchange Commission on
                                 April 27, 2000
                    Registration Nos. 333-9745 No. 811-07753


     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 10
                                       --

                                       |X|
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|_|
                               Amendment No. 11|X|
                                       --


                              SEPARATE ACCOUNT VA-6
                              ---------------------
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                 -----------------------------------------------
                               (Name of Depositor)

  TRANSAMERICA SQUARE, 401 NORTH TRYON STREET, CHARLOTTE, NORTH CAROLINA 28202
             -------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:    Copy to:

JAMES W. DEDERER, ESQ.                    FREDERICK R. BELLAMY, ESQ.
GENERAL COUNSEL AND SECRETARY             SUTHERLAND, ASBILL & BRENNAN LLP
TRANSAMERICA LIFE INSURANCE               1275 PENNSYLVANIA AVENUE, N.W.
AND ANNUITY COMPANY                       WASHINGTON, D.C. 20004-2415
1150 SOUTH OLIVE STREET
LOS ANGELES, CALIFORNIA  90015-2211

     Title of securities being registered: Flexible premium deferred variable annuity contracts.




         It  is proposed  that this filing will become  effective:
             |_|immediately upon filing pursuant to paragraph (b) |X| on May 1, 2000 pursuant to paragraph (b)
             |_| 60 days after filing pursuant to paragraph (a)(1) |_| on ___ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
                           |_| this  Post-Effective  Amendment  designates a new
            effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4
           ----------------------------------------------------------

                                                           PART A

Item of Form N-4                                              Prospectus Caption

1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account
                                                                       Fee Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a
                                                                  Contract; Death Benefits; Voting Rights;
                                                                  Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of
                                                                  Additional Information


                                                           PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table;
                                                                  (Prospectus) The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records
                                                                     and Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance
      Data ...........Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                                                 PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control
                                                                  with the Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page




                               PROSPECTUS FOR THE

                    TRANSAMERICA CLASSIC(R) VARIABLE ANNUITY
                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY

                           TRANSAMERICA LIFE INSURANCE
                                       AND
                                 ANNUITY COMPANY

              OFFERING 19 SUB-ACCOUNTS WITHIN THE VARIABLE ACCOUNT
                       DESIGNATED AS SEPARATE ACCOUNT VA-6

                                 IN ADDITION TO:

                                 A FIXED ACCOUNT
                                        &
                           A GUARANTEE PERIOD ACCOUNT


o        THIS PROSPECTUS CONTAINS                            PORTFOLIOS ASSOCIATED WITH SUB-ACCOUNTS
                                                             ---------------------------------------
     INFORMATION YOU SHOULD                                      ALGER AMERICAN INCOME & GROWTH
     KNOW BEFORE INVESTING.                                       ALLIANCE VP GROWTH AND INCOME
                                                                   ALLIANCE VP PREMIER GROWTH
PLEASE KEEP THIS PROSPECTUS                                         DREYFUS VIF APPRECIATION
     FOR FUTURE REFERENCE.                                            DREYFUS VIF SMALL CAP

                                                                   JANUS ASPEN SERIES BALANCED

o        YOU CAN OBTAIN MORE INFORMATION ABOUT                 JANUS ASPEN SERIES WORLDWIDE GROWTH
     THE CONTRACT BY REQUESTING A COPY OF THE                        MFS VIT EMERGING GROWTH
     STATEMENT OF ADDITIONAL INFORMATION ("SAI")                   MFS VIT GROWTH WITH INCOME
     DATED MAY 1, 2000. THE SAI IS AVAILABLE FREE                       MFS VIT RESEARCH
     BY WRITING TO TRANSAMERICA LIFE INSURANCE                   MS UIF EMERGING MARKETS EQUITY
     AND ANNUITY COMPANY,                                              MS UIF FIXED INCOME
     ANNUITY SERVICE CENTER,                                            MS UIF HIGH YIELD
     401 N. TRYON ST., SUITE 700,                                  MS UIF INTERNATIONAL MAGNUM
     CHARLOTTE, NC 28202 OR                                      OCC ACCUMULATION TRUST MANAGED
     BY CALLING 877-717-8861.                                   OCC ACCUMULATION TRUST SMALL CAP
                                                              PIMCO VIT STOCKSPLUS GROWTH & INCOME
     THE CURRENT SAI HAS BEEN FILED WITH THE                         TRANSAMERICA VIF GROWTH
SECURITIES AND EXCHANGE COMMISSION AND                            TRANSAMERICA VIF MONEY MARKET
     IS INCORPORATED BY REFERENCE INTO THIS
     PROSPECTUS. THE TABLE OF CONTENTS OF THE SAI
     IS INCLUDED AT THE END OF THIS PROSPECTUS.


o        THE SEC'S WEB SITE IS HTTP://WWW.SEC.GOV

o        TRANSAMERICA'S WEB SITE IS
           HTTP://WWW.TRANSAMERICA.COM

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS INVESTMENT OFFERING OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY, ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS AND ARE SUBJECT TO RISKS, INCLUDING THE LOSS OF PURCHASE PAYMENTS.
                                   MAY 1, 2000


                                TABLE OF CONTENTS

Summary.....................................................................................................5
Transamerica Life Insurance and Annuity Company and the Variable Account...................................16

         Transamerica Life Insurance and Annuity Company...................................................16
         Published Ratings.................................................................................17
         Insurance Marketplace Standards Association.......................................................17
         The Variable Account..............................................................................17
The Portfolios.............................................................................................17
         Portfolios Not Publicly Available.................................................................21
         Addition, Deletion, or Substitution...............................................................22
The Contract...............................................................................................22
         Ownership.........................................................................................23
Purchase Payments..........................................................................................23
         Allocation of Purchase Payments...................................................................23
         Free Look Option..................................................................................24
         Investment Option Limit...........................................................................24

Account Value..............................................................................................24
         How Variable Accumulation Units Are Valued........................................................24
Transfers..................................................................................................25
         Before the Annuity Date...........................................................................25
         Telephone Transfers...............................................................................25
         Other Restrictions................................................................................25
         Dollar Cost Averaging.............................................................................26
         Eligibility Requirement for Dollar Cost Averaging ................................................26
         Special Dollar Cost Averaging Option..............................................................26
         Automatic Asset Rebalancing.......................................................................27
         After the Annuity Date............................................................................27

Cash Withdrawals...........................................................................................27
         Systematic Withdrawal Option......................................................................28
         Automatic Payment Option (APO)....................................................................28
Death Benefit..............................................................................................29
         Ownership Changes.................................................................................29
         Payment of Death Benefit..........................................................................30
         Designation of Beneficiaries......................................................................30
         Death of Owner of Joint Owner Before the Annuity Date.............................................30
         If the Annuitant Dies Before the Annuity Date.....................................................31
         Death After the Annuity Date......................................................................31
         Survival Provision................................................................................31
Charges, Fees and Deductions...............................................................................31
         Contingent Deferred Sales Load/Surrender Charge...................................................31
         Free Withdrawals - Allowed Amount.................................................................32
         Free Withdrawals - Living Benefits Rider..........................................................32
         Other Free Withdrawals............................................................................33
         Administrative Charges............................................................................33
         Mortality and Expense Risk Charge.................................................................33
         Living Benefits Rider Fee.........................................................................34
         Premium Tax Charges...............................................................................34
         Transfer Fee......................................................................................34
         Option and Service Fees...........................................................................34
         Taxes.............................................................................................34
         Portfolio Expenses................................................................................34
         Interest Adjustment...............................................................................34
         Sales in Special Situations.......................................................................34

DISTRIBUTION OF THE CONTRACT...............................................................................35
Settlement Option Payments.................................................................................35

         Annuity Date......................................................................................35
         Annuity Amount....................................................................................35
         Settlement Option Payments........................................................................36
         Election of Settlement Option Forms and Payment Options...........................................36
         Payment Options...................................................................................36
         Fixed Payment Option..............................................................................36
         Variable Payment Option...........................................................................36
         Settlement Option Forms...........................................................................37
Federal Tax Matters........................................................................................38
         Introduction......................................................................................38
         Purchase Payments.................................................................................38
         Taxation of Annuities.............................................................................39
         Qualified Contracts...............................................................................41
         Contracts Purchased by Nonresident Aliens and Foreign Corporations................................42
         Taxation of Transamerica .........................................................................43
         Tax Status of the Contract........................................................................43
         Possible Changes in Taxation......................................................................44
         Other Tax Consequences............................................................................44
Performance Data.............................................................................................44
Legal Proceedings..........................................................................................46
Legal Matters..............................................................................................46
Accountants AND FINANCIAL STATEMENTS.......................................................................46
Voting Rights................................................................................................46
Available Information......................................................................................46
Statement of Additional Information - Table of Contents....................................................47
Appendix A - The General Account Options...................................................................48
         The General Account Options.......................................................................48
         The Fixed Account ................................................................................48
         The Guarantee Period Account .....................................................................49
Appendix B.................................................................................................51
         Example of Variable Accumulation Unit Value Calculations..........................................51
         Example of Variable Annuity Unit Value Calculations...............................................51
         Example of Variable Annuity Payment Calculations..................................................51
APPENDIX C.................................................................................................52
         Condensed Financial Information...................................................................52
APPENDIX D...................................................................................................55
         Definitions.......................................................................................55
Appendix E.................................................................................................57
         Disclosure Statement for Individual Retirement Annuities..........................................57


                                        9
SUMMARY


This summary provides you with a brief overview of some of the more important aspects of the Transamerica Classic(R) Variable Annuity contract. The remainder of the prospectus and the contract provide further details.

The contract is a flexible purchase payment deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

As long as the contract is in effect, you may make additional purchase payments before the annuity date and before any owner's, joint owner's or annuitant's 91st birthday, transfer money among the investment options and withdraw some or all of the account value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the account value, after certain adjustments, to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of the money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner dies during the accumulation phase, we will pay a death benefit to the beneficiary you designate in an amount at least equal to the account value.

SUB-ACCOUNT VALUES WILL VARY ACCORDING TO INVESTMENT EXPERIENCE. Except for amounts in the general account options, the account value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the contract for amounts allocated to the variable account.


There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.


WHAT IS THE CONTRACT'S OBJECTIVE?

We designed the contract to assist individuals in long-term financial planning for retirement or other purposes. You may use the contract as:

a)       a non-qualified annuity;

b)       a qualified annuity as:

o a rollover or contributory individual retirement annuity, or IRA, under Sections 408(a) and 408(b) of the Internal Revenue Code, or Code;

o    a conversion, rollover or contributory Roth IRA under Code Section 408A;

o    a simplified employee pension plan, or SEP/IRA, under Code Section 408(k);

a Rev. Rul. 90-24 transfer or rollover tax sheltered annuity, or TSA, under Code Section 403(b), with no additional purchase payments allowed; and

o        a qualified pension or profit sharing plan under Code Section 401.

Generally, qualified contracts contain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. Some qualified contracts may not be available in all states or in all situations.

WHO SHOULD PURCHASE THE CONTRACT?

The contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There  are  various   additional  fees  and  charges  associated  with  variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because variable annuities also provide tax-deferral outside of qualified plans, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

HOW MUCH CAN I INVEST AND HOW OFTEN?

To purchase a contract, you must make an initial purchase payment of at least $5,000 or, if for contributory IRAs, SEP/IRAs and Roth IRAs, $2,000. Once we receive the initial purchase payment, we establish and maintain an account for each contract.

You may also make additional purchase payments of at least $200, unless an automatic purchase payment plan is selected. See PURCHASE PAYMENTS on page 23.

HOW CAN I ALLOCATE MY MONEY?

You may choose to allocate all or part of your purchase payments to:

o one or more of the 19 variable sub-accounts described in THE PORTFOLIOS on page 17; and/or

o        one or more of the guarantee period account options.

CAN I EXAMINE THE CONTRACT?

Yes. As the owner, you have the right to examine the contract for a limited period, or free look period. You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to our Service Center. You must return the contract before midnight of the tenth day after receipt of the contract, or longer in some situations or if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by us. Unless otherwise required by law, we will refund the purchase payments allocated to any general account option, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your contract are received by us. See PURCHASE PAYMENTS on page 23.

WHAT CHARGES, EXPENSES AND FEES WILL
I INCUR?

The following table assists you in understanding the various costs and expenses that you will incur directly and indirectly. The table reflects expenses of the variable account and the mutual fund portfolios, as well as contract expenses and the fees for the optional riders. The table assumes that the entire account value is in the variable account. You should consider the information below together with the narrative provided under the heading CHARGES, FEES AND DEDUCTIONS on page 31 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may apply.

                                  SALES LOAD(1)

         Sales Load Imposed on Purchase Payments                              0%
         Maximum Contingent Deferred Sales Load(2)                            6%

         RANGE OF CONTINGENT DEFERRED SALES LOAD OVER TIME:
                                                  CONTINGENT DEFERRED
         YEARS SINCE                                  SALES LOAD
         PURCHASE PAYMENT RECEIPT         as a percentage of purchase payment
         Less than 1 year                                 6%
         1 year but less than 2 years                     6%
         2 years but less than 3 years                    5%
         3 years but less than 4 years                    5%
         4 years but less than 5 years                    4%
         5 years but less than 6 years                    4%
         6 years but less 7 years                         2%
         7 or more years                                  0%

                                         OTHER CONTRACT EXPENSES


         Transfer Fee, first 18 per contract year(3)       0
         Fees For Other Services and Options(4)            0
         Annual Account Fee(5)                             $30
         Living Benefits Rider Fee, if elected(6)          0.05%


                                   VARIABLE ACCOUNT ANNUAL EXPENSES(7)
                                   -----------------------------------
                            as a percentage of the variable accumulated value
         Mortality and Expense Risk Charge                  1.20%
         Administrative Expense Charge(8)                   0.15%
         Total Variable Account Annual Expenses             1.35%

                               PORTFOLIO EXPENSES
   as a percentage of assets after fee waiver and/or expense reimbursement(9)

                                                                                                 TOTAL
                                                              MANAGEMENT         OTHER         PORTFOLIO
       PORTFOLIO                                                 FEES           EXPENSES        ANNUAL
       ---------                                                 ----           --------
                                                                                               EXPENSES

       Alger American Income & Growth                           0.625%           0.075%          0.70%
       Alliance VP Growth & Income                              0.63%            0.08%           0.71%
       Alliance VP Premier Growth                               1.00%            0.05%           1.05%
       Dreyfus VIF Appreciation                                 0.75%            0.03%           0.78%
       Dreyfus VIF Small Cap                                    0.75%            0.03%           0.78%
       Janus Aspen Series Balanced(10)                          0.65%            0.02%           0.67%
       Janus Aspen Series Worldwide Growth(10)                  0.65%            0.05%           0.70%
       MFS VIT Emerging Growth                                  0.75%            0.09%           0.84%
       MFS VIT Growth with Income                               0.75%            0.13%           0.88%
       MFS VIT Research                                         0.75%            0.11%           0.86%
       MS UIF Emerging Markets Equity                           0.42%            1.37%           1.79%
       MS UIF Fixed Income                                      0.14%            0.56%           0.70%
       MS UIF High Yield                                        0.19%            0.61%           0.80%
       MS UIF International Magnum                              0.29%            0.87%           1.16%
       OCC Accumulation Trust Managed(11)                       0.77%            0.06%           0.83%
       OCC Accumulation Trust Small Cap                         0.80%            0.09%           0.89%
       PIMCO VIT StocksPLUS Growth & Income(12)                 0.40%            0.25%           0.65%
       Transamerica VIF Growth                                  0.70%            0.15%           0.85%
       Transamerica VIF Money Market                            0.00%            0.60%           0.60%

The  portfolios  have  provided  us  with  expense  information   regarding  the
portfolios. In preparing the tables above and below and the examples that follow, we have relied on the figures provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1999. Actual expenses in future years may be higher or lower than these figures.


Notes to Fee Table:

1. The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.


2. A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load. After a purchase payment has been in the contract for seven years, it may be withdrawn free of any contingent deferred sales load. See CHARGES, FEES AND DEDUCTIONS on page 31.


3. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a contract year.

4. We currently do not impose fees for any other services, or options. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

5. The current account fee is $30, or 2% of the account value, if less, per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60, or 2% of the account value, if less.


6. If you elect a rider, we deduct the rider fee at the rate of 1/12 of the annual rate at the end of each contract month based on the account value at that time.


7. The variable account annual expenses do not apply to the general account options.

8. The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%.


9. From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1999. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2000. Without such waivers or reimbursements, the annual expenses for 1999 for the following portfolios would have been, as a percentage of assets:


                                                       MANAGEMENT         OTHER        TOTAL PORTFOLIO
                                                           FEE           EXPENSES      ANNUAL EXPENSE

     MS UIF Emerging Markets Equity                       1.25%           1.37%             2.62%
     MS UIF Fixed Income                                  0.40%           0.56%             0.96%
     MS UIF High Yield                                    0.50%           0.61%             1.11%
     MS UIF International Magnum                          0.80%           0.87%             1.67%
     Transamerica VIF Growth                              0.75%           0.15%             0.90%
     Transamerica VIF Money Market                        0.35%           1.04%             1.39%



10. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.

11. The Adviser is contractually obligated to waive that portion of the advisory fee and assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.

12. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily net assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 1999 were 0.65%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Fees expressed are restated as of April 1, 2000.


EXAMPLES


The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets; and

o        all amounts were allocated to the variable sub-account indicated.

These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 1999. There is no guarantee that any fee waivers or expense reimbursements will continue. These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee. No transfer fees, optional rider fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. See Premium Tax Charges on page 30. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 3 illustrates this occurrence.

EXAMPLE 1: If you surrender the contract at the end of the applicable time period:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $73            $109            $148            $246
     Alliance VP Growth & Income                  $73           $109            $149            $247
     Alliance VP Premier Growth                   $76           $120            $166            $281
     Dreyfus VIF Appreciation                     $73           $111            $152            $254
     Dreyfus VIF Small Cap                        $73           $111            $152            $254
     Janus Aspen Series Balanced                  $72           $108            $147            $243
     Janus Aspen Series Worldwide Growth          $73           $109            $148            $246
     MFS VIT Emerging Growth                      $74           $113            $155            $260
     MFS VIT Growth with Income                   $74           $114            $157            $264
     MFS VIT Research                             $74           $114            $156            $262
     MS UIF Emerging Markets Equity               $83           $142            $202            $352
     MS UIF Fixed Income                          $73           $109            $148            $246
     MS UIF High Yield                            $74           $112            $153            $256
     MS UIF International Magnum                  $77           $123            $171            $292
     OCC Accumulation Trust Managed               $74           $113            $155            $259
     OCC Accumulation Trust Small Cap             $74           $115            $158            $265
     PIMCO VIT StocksPLUS Growth & Income         $72           $108            $146            $241
     Transamerica VIF Growth                      $74           $114            $156            $261
     Transamerica VIF Money Market                 $72            $106            $143            $235

     --------------------------------------------------------------------------------------------------------










EXAMPLE 2: If you do not surrender and do not annuitize the contract:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $22             $67            $114            $246
     Alliance VP Growth & Income                  $22           $67           $115            $247
     Alliance VP Premier Growth                   $25           $77           $132            $281
     Dreyfus VIF Appreciation                     $22           $69           $118            $254
     Dreyfus VIF Small Cap                        $22           $69           $118            $254
     Janus Aspen Series Balanced                  $21           $66           $113            $243
     Janus Aspen Series Worldwide Growth          $22           $67           $114            $246
     MFS VIT Emerging Growth                      $23           $71           $121            $260
     MFS VIT Growth with Income                   $23           $72           $123            $264
     MFS VIT Research                             $23           $71           $122            $262
     MS UIF Emerging Markets Equity               $32           $99           $168            $352
     MS UIF Fixed Income                          $22           $67           $114            $246
     MS UIF High Yield                            $23           $70           $119            $256
     MS UIF International Magnum                  $26           $80           $137            $292
     OCC Accumulation Trust Managed               $23           $70           $121            $259
     OCC Accumulation Trust Small Cap             $23           $72           $124            $265
     PIMCO VIT StocksPLUS Growth & Income         $21           $65           $112            $241
     Transamerica VIF Growth                      $23           $71           $122            $261
     Transamerica VIF Money Market                 $21             $64            $109            $235

     --------------------------------------------------------------------------------------------------------



EXAMPLE 3: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $73             $67            $114            $246
     Alliance VP Growth & Income                  $73           $67           $115            $247
     Alliance VP Premier Growth                   $76           $77           $132            $281
     Dreyfus VIF Appreciation                     $73           $69           $118            $254
     Dreyfus VIF Small Cap                        $73           $69           $118            $254
     Janus Aspen Series Balanced                  $72           $66           $113            $243
     Janus Aspen Series Worldwide Growth          $73           $67           $114            $246
     MFS VIT Emerging Growth                      $74           $71           $121            $260
     MFS VIT Growth with Income                   $74           $72           $123            $264
     MFS VIT Research                             $74           $71           $122            $262
     MS UIF Emerging Markets Equity               $83           $99           $168            $352
     MS UIF Fixed Income                          $73           $67           $114            $246
     MS UIF High Yield                            $74           $70           $119            $256
     MS UIF International Magnum                  $77           $80           $137            $292
     OCC Accumulation Trust Managed               $74           $70           $121            $259
     OCC Accumulation Trust Small Cap             $74           $72           $124            $265
     PIMCO VIT StocksPLUS Growth & Income         $72           $65           $112            $241
     Transamerica VIF Growth                      $74           $71           $122            $261
     Transamerica VIF Money Market                 $72             $64            $109            $235

     --------------------------------------------------------------------------------------------------------



The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 5% annual return on assets;

o        all amounts were allocated to the variable sub-account indicated; and

o        you elected the optional Living Benefits Rider.

These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 1999. There is no guarantee that any fee waivers or expense reimbursements will continue. These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee. A deduction of 0.05% has been made to reflect the optional Living Benefits Rider fee. No transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. See Premium Tax Charges on page 30. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 3 illustrates this occurrence.

EXAMPLE 4: If you surrender the contract at the end of the applicable time period:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth               $77            $123            $171           $291
     Alliance VP Growth & Income                   $77            $123            $171            $292
     Alliance VP Premier Growth                    $81            $133            $188            $325
     Dreyfus VIF Appreciation                      $78            $125            $175            $299
     Dreyfus VIF Small Cap                        $78            $125            $175           $299
     Janus Aspen Series Balanced                  $77            $122            $169           $288
     Janus Aspen Series Worldwide Growth          $77            $123            $171           $291
     MFS VIT Emerging Growth                      $78            $127            $178           $305
     MFS VIT Growth with Income                   $79            $128            $180           $308
     MFS VIT Research                             $79            $127            $179           $307
     MS UIF Emerging Markets Equity               $88            $155            $223           $392
     MS UIF Fixed Income                          $77            $123            $171           $291
     MS UIF High Yield                            $78            $126            $176           $301
     MS UIF International Magnum                  $82            $136            $193           $335
     OCC Accumulation Trust Managed               $78            $126            $177           $304
     OCC Accumulation Trust Small Cap             $79            $128            $180           $309
     PIMCO VIT StocksPLUS Growth & Income         $77            $121            $168           $286
     Transamerica VIF Growth                      $79            $127            $178           $306
     Transamerica VIF Money Market                $76            $120            $166           $281

     --------------------------------------------------------------------------------------------------------










EXAMPLE 5: If you do not surrender and do not annuitize the contract:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth               $26           $80           $137            $291
     Alliance VP Growth & Income                  $26           $80           $137            $292
     Alliance VP Premier Growth                   $30           $91           $154            $325
     Dreyfus VIF Appreciation                     $27           $82           $141            $299
     Dreyfus VIF Small Cap                        $27           $82           $141            $299
     Janus Aspen Series Balanced                  $26           $79           $135            $288
     Janus Aspen Series Worldwide Growth          $26           $80           $137            $291
     MFS VIT Emerging Growth                      $27           $84           $144            $305
     MFS VIT Growth with Income                   $28           $85           $146            $308
     MFS VIT Research                             $28           $85           $145            $307
     MS UIF Emerging Markets Equity               $37          $112           $189            $392
     MS UIF Fixed Income                          $26           $80           $137            $291
     MS UIF High Yield                            $27           $83           $142            $301
     MS UIF International Magnum                  $31           $94           $159            $335
     OCC Accumulation Trust Managed               $27           $84           $143            $304
     OCC Accumulation Trust Small Cap             $28           $86           $146            $309
     PIMCO VIT StocksPLUS Growth & Income         $26           $79           $134            $286
     Transamerica VIF Growth                      $28           $85           $144            $306
     Transamerica VIF Money Market                $25           $77           $132            $281

     --------------------------------------------------------------------------------------------------------



EXAMPLE 6: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth               $77           $80           $137            $291
     Alliance VP Growth & Income                  $77           $80           $137            $292
     Alliance VP Premier Growth                   $81           $91           $154            $325
     Dreyfus VIF Appreciation                     $78           $82           $141            $299
     Dreyfus VIF Small Cap                        $78           $82           $141            $299
     Janus Aspen Series Balanced                  $77           $79           $135            $288
     Janus Aspen Series Worldwide Growth          $77           $80           $137            $291
     MFS VIT Emerging Growth                      $78           $84           $144            $305
     MFS VIT Growth with Income                   $79           $85           $146            $308
     MFS VIT Research                             $79           $85           $145            $307
     MS UIF Emerging Markets Equity               $88          $112           $189            $392
     MS UIF Fixed Income                          $77           $80           $137            $291
     MS UIF High Yield                            $78           $83           $142            $301
     MS UIF International Magnum                  $82           $94           $159            $335
     OCC Accumulation Trust Managed               $78           $84           $143            $304
     OCC Accumulation Trust Small Cap             $79           $86           $146            $309
     PIMCO VIT StocksPLUS Growth & Income         $77           $79           $134            $286
     Transamerica VIF Growth                      $79           $85           $144            $306
     Transamerica VIF Money Market                $76           $77           $132            $281

     --------------------------------------------------------------------------------------------------------



These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the contract and any optional riders you elect. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

CONDENSED FINANCIAL INFORMATION


You will find condensed financial information on each sub-account in APPENDIX C on page 52. You will find the audited financial statements and report of independent auditors for the variable account in the Statement of Additional Information.

WHAT ARE MY INVESTMENT CHOICES?

The contract gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and general account options. Currently, you may not elect more than a total of 18 investment options over the life of the contract.

VARIABLE SUB-ACCOUNT OPTIONS

The variable account is a separate account, designated Separate Account VA-6, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:

Alger American Income & Growth Alliance VP Growth & Income* Alliance VP Premier Growth* Dreyfus VIF Appreciation* Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth with Income MFS VIT Research MS UIF Emerging Markets Equity* MS UIF Fixed Income* MS UIF High Yield* MS UIF International Magnum* OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth & Income Transamerica VIF Growth Portfolio Transamerica VIF Money Market

*Several funds have changed their names, These name changes have no reflection on the investment policies, strategies, management or any other material function of the funds. The Alliance VP Growth & Income sub-account was formerly known as the Alliance VPF Growth & Income sub-account. The Alliance VP Premier Growth sub-account was formerly known as the Alliance VPF Premier Growth sub-account. The Dreyfus VIF Appreciation sub-account was formerly known as the Dreyfus VIF Capital Appreciation sub-account. The MS UIF Emerging Markets Equity sub-account was formerly known as the MSDW UF Emerging Markets Equity sub-account. The MS UIF Fixed Income sub-account was formerly known as the MSDW UF Fixed Income sub-account. The MS UIF High Yield sub-account was formerly known as the MSDW UF High Yield sub-account. The MS UIF International Magnum sub-account was formerly known as the MSDW UF International Magnum sub-account.

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 31, THE PORTFOLIOS on page 17, and the accompanying portfolio prospectuses.


GENERAL ACCOUNT OPTIONS

There are two types of general account options:

o        the fixed account; and

o        the guarantee period account.


We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.


The other general account option, the guarantee period account, provides specified rates of interest for specified terms, currently three, five and seven years. These rates are subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

The general account options are not available in all states. Refer to the contract for limitations.


CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS AND THE GENERAL ACCOUNT OPTIONS?


Before  the  annuity  date,  you  may  transfer   values  between  the  variable
sub-accounts and the general account options. For transfers after the annuity date, see After the Annuity Date on page 27.

Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. We may allow more frequent transfers under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period before the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year.


WHAT IF I NEED MY MONEY?

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value, less any account fee and interest adjustment, and less any contingent deferred sales load and applicable premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. We may delay payment of any withdrawal from the general account options for up to six months.

Withdrawals may be taxable and subject to withholding and a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 38.

WHAT CHARGES WILL I INCUR ON A WITHDRAWAL?


We do not deduct a sales charge when purchase payments are made, although premium tax charges may be deducted. However, if any part of the account value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 6% of purchase payments. See Contingent Deferred Sales Load/Surrender Charge on page 31.

We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the contract, or on certain annuitizations.

In most states, you may elect, for an extra charge, an optional Living Benefits Rider. It provides that we will waive the contingent deferred sales load in certain circumstances.

Also, beginning 30 days from the contract effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each contract year without imposition of any contingent deferred sales load/surrender charge.

Depending on state availability, for contracts issued on or after September 7, 1999, the allowed amount each contract year is equal to:

a)       during the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o    15% of the total purchase  payments  received as of the date of withdrawal;
     and

b)       after the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of purchase payments received less than seven complete contract years determined as of the last contract anniversary.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years and accumulated earnings not previously withdrawn may be withdrawn without charge.

For contracts issued before September 7, 1999, the allowed amount each contract year is equal to 15% of:



a) the total purchase payments received during the last seven years determined as of the last contract anniversary; minus

b)       any withdrawals during the present contract year.

Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings. The allowed amount may vary depending on the state in which your contract is issued. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Purchase payments held for seven full contract years may be withdrawn without charge.


WHAT ARE THE OTHER CHARGES AND DEDUCTIONS?


We deduct:

o a mortality and expense risk charge of 1.20% annually of the assets in the variable account;

o an administrative expense charge of 0.15% annually of these assets. The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of 0.35%; and

o an account fee of currently $30, or 2% of the account value, if less, at the end of each contract year and upon surrender. This fee may change, but we guarantee that it won't exceed the lesser of $60, or 2% of the account value, per contract year. If the account value is more than $50,000 on the last business day of a contract year, or as of the date the contract is surrendered, we will waive the account fee for that year.

After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.

For each transfer in excess of 18 during a contract year, we will impose a transfer fee of $10. See Transfer Fee on page 34.

We do not currently deduct charges for premium taxes, including retaliatory premium taxes, except for annuitizations. But we could impose such charges in some jurisdictions. Depending on the applicability of such taxes, we could deduct the charges from purchase payments, from amounts withdrawn, and/or upon annuitization. See Premium Tax Charges on page 34.

In addition, amounts withdrawn or transferred out of a guarantee period account before the end of its term may be subject to an interest adjustment.

LIVING BENEFITS RIDER. If you elect the Living Benefits Rider, we will deduct a fee of 1/12 of 0.05% of the account value at the end of each contract month. The rate is 1/12 times 0.05% times the account value. The Living Benefit Rider is not available in all states, or may be called a Waiver of Contingent Deferred Sales Load Rider.


OTHER SERVICES OR OPTIONS


Currently, we do not deduct fees for any other services or options under the contract. However, we reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and automatic asset rebalancing.


HOW AND WHEN ARE SETTLEMENT OPTION
PAYMENTS MADE?

You may select to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last. The annuity date may never be later than an annuitant's 97th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.


Four settlement options are available under the contract:

1.       life annuity;

2.       life and contingent annuity;

3.       life annuity with period certain; or

4.       joint and survivor annuity.


WHAT HAPPENS IF I DIE BEFORE THE ANNUITY
DATE?

If you or a joint owner die before the annuity date and both you and a joint owner are under age 85, the death benefit will be the greatest of three amounts:


a)       the account value;


b) the sum of all purchase payments, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; or

c) the highest account value on any contract anniversary before the earlier of your or a joint owner's 85th birthday, plus purchase payments made since that contract anniversary, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges since that contract anniversary applicable to those withdrawals.

If you or a joint owner dies before the annuity date and after either your or a joint owner's 85th birthday, the death benefit will be the greater of:


a)       the account value; or


b) the total of all purchase payments made, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.


The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.


WHAT ARE THE FEDERAL INCOME TAX
CONSEQUENCES?

An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. A taxable event would occur, for example, with a withdrawal or a settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 38.

WHO DO I CONTACT IF I HAVE QUESTIONS?


We will answer your questions about procedures or the contract if you write to:

                     The Transamerica Annuity Service Center
                                                  P.O. Box 31848
                            Charlotte, North Carolina
                                   28231-1848

                                           Or call us at: 1-877-717-8861

NOTE: Effective June 5, 2000, you can write us at:

                                                  P. O. Box 3181
                          Cedar Rapids, Iowa 52406-3183


All inquiries should include the contract number and the owner's name.


Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified contracts, the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 38.


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


Transamerica Life Insurance and Annuity Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California in 1966. The Company moved to North Carolina in 1994. It is a wholly-owned subsidiary of AEGON, N.V. and it is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.


PUBLISHED RATINGS


We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined we are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the general account options of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.


INSURANCE MARKETPLACE STANDARDS
ASSOCIATION


In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.


As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

THE VARIABLE ACCOUNT

Separate Account VA-6 of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission, under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.


We own the assets of the variable account, but they are held separately from our other assets. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.


The variable account currently has 19 variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.

THE INCOME & GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.


THE GROWTH AND INCOME PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.


Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.

THE PREMIER GROWTH PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be in a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those that are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S. companies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.


THE APPRECIATION PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time or purchase.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


THE SMALL CAP PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 million.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

THE BALANCED PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.


Adviser: Janus Capital Corporation.
Management Fee: 0.65%.


THE WORLDWIDE GROWTH PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.


Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE EMERGING GROWTH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital. The series may invest up to 25% of its net assets in foreign securities, including emerging market securities. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE GROWTH WITH INCOME SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series may invest in foreign securities through which it may have exposure to foreign currencies.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


THE RESEARCH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in foreign equity securities (including emerging market securities) through which it may have exposure to foreign currencies.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation. The Adviser allocates the portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiments.

Adviser: Morgan Stanley Asset Management* Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.

*On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc., but continues to do business in certain instances using the name Morgan Stanley Asset Management.


MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS FIXED INCOME PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS HIGH YIELD PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Adviser seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and the more developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: Morgan Stanley Asset Management Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

THE MANAGED PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. government and corporate debt. The portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depositary receipts.

Adviser: OpCap Advisors.
Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million. THE SMALL CAP PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist of primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances, at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must be listed on a domestic or foreign securities exchange or be represented by American depositary receipts.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

THE STOCKSPLUS GROWTH AND INCOME PORTFOLIO OF THE PIMCO VARIABLE INSURANCE TRUST seeks to achieve a total return which exceeds the total return performance of the S&P 500. The Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield bonds rated B or higher by Moody's or S&P, or if unrated, determined by the Adviser to be comparable quality. The Portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

Adviser: Pacific Investment Management Company.
Management Fee: 0.40%

THE GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks long-term capital growth. It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. The manager uses a "bottom-up" approach to investing and constructs the portfolio one company at a time. The manager focuses on identifying fundamental change in its early stages and investing in premier companies. In the manager's view, characteristics of premier companies include one or more of the following: share-holder-oriented management; dominance in market share; cost production advantages; leading brands; self-financed growth; and attractive reinvestment opportunities. The manager of the portfolio believes in long-term investing and does not try to time the market. However, when in the judgment of the manager market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash or cash equivalents.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.75%.

THE MONEY MARKET PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks to maximize current income consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities; obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios and the investment advisory services in the current prospectuses for the portfolios which accompany this prospectus.

Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

PORTFOLIOS NOT PUBLICLY AVAILABLE

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

ADDITION, DELETION, OR SUBSTITUTION

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the contract or any of the portfolios will always be available to you for investment purposes.

We retain the right to make changes in the variable account and in its investments.

We reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

THE CONTRACT

The Transamerica Classic(R) contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does NOT include references to all state specific differences. All state specific contract features will be described in your contract.

The contract is a flexible purchase payment deferred variable annuity contract. It is part of the Transamerica Series(R) of variable insurance products. Other variable contracts are also available from us. The rights and benefits of this contract are described below and in the contract. They will also be described in the contract. We reserve the right to modify the contract if required by law. We also reserve the right to give you, the owner, the benefit of any federal or state statute, rule or regulation. The obligations under the contract are obligations of Transamerica.

The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows:

a)       rollover and regular IRAs under Code Sections 408(a) and 408(b);

b)   conversion, rollover and contributory Roth IRAs under Code Section 408A;

c)   SEP/IRAs that qualify for special  federal income tax treatment  under Code
     Section 408(k);

d)   rollover  Code  Section  403(b)   annuities,   including  Rev.  Rul.  90-24
     transfers, with no additional premiums; and

e) qualified  pension and profit  sharing  plans  intended to qualify under Code
Section 401. Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract.

OWNERSHIP

As the owner, you are entitled to the rights granted by the contract. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified contract is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

All purchase payments can be paid to our Service Center in a check payable to Transamerica. We will issue you a confirmation upon the acceptance of each purchase payment.

The initial purchase payment must be at least $5,000 or, if for regular IRAs, SEP/IRAs and Roth IRAs, it must be for at least $2,000.

We will issue your contract and credit your initial purchase payment generally within two business days after we receive sufficient information to issue a contract and the initial purchase payment. For us to issue you a contract, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any purchase payment or request for issuance of a contract. Normally we will not issue contracts with owners, joint owners, or annuitants more than 90 years old. Nor will we normally accept purchase payments after any owner's, (or annuitant's if non-individual owner), 91st birthday. In our discretion we may waive these restrictions in appropriate cases.

If we cannot credit the initial purchase payment allocated to the variable sub-account(s) within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days. If you consent to us retaining the initial purchase payment, we will credit it to the variable sub-account of your choice as soon as the requirements are fulfilled.

Before the annuity date and before you, a joint owner or any annuitant reaches age 91, you may make additional purchase payments at any time while the contract is in effect. The minimum amount of each additional purchase payment must be at least $200 each, or at least $100 if made through an automatic purchase payment plan. If you elect to use this option, additional purchase payments will be automatically deducted from your bank account and allocated to the contract. In addition, minimum allocation amounts apply. See Allocation of Purchase Payments below. Additional purchase payments are credited to the contract as of the date we receive your payment.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval.

In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

ALLOCATION OF PURCHASE PAYMENTS

You specify how purchase payments will be allocated under the contract. You may allocate purchase payments among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages. In addition, there is a minimum allocation of $1,000 to each guarantee period. We may waive this minimum allocation amount under certain options and circumstances.

Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for additional purchase payments at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

FREE LOOK OPTION

If you exercise the free look option, unless otherwise required by law, we will refund:

a) the purchase payment allocated to any general account option, minus any withdrawals; plus

b) the variable accumulated value as of the date we receive your written notice to cancel and your contract.

In certain jurisdictions, under certain conditions, we are legally required to return either:

a)       the purchase payments, minus any withdrawals; or

b) the greater of purchase payments minus any withdrawals, or the account value.

Your initial purchase payment allocated to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your original allocation instructions. This transfer will not count against the 18 transfers allowed free of charge during the first contract year.

INVESTMENT OPTION LIMIT

Currently, you may not allocate monies to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each guarantee period of the guarantee period account, and the fixed account that ever received a transfer or purchase payment allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

ACCOUNT VALUE

Before the annuity date, the account value is equal to:

a)       the general account options accumulated value; plus

b)       the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

HOW VARIABLE ACCUMULATION UNITS ARE VALUED

Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)       sufficient information, in an acceptable manner and form; or

b)       the initial purchase payment.

In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information. Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

BEFORE THE ANNUITY DATE

Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the general account options. Transfers are restricted into or out of the fixed account.

Transfers among the variable sub-accounts and the general account options may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the general account options from which your transfer is to be made;

b)       the amount of your transfer; and

c) the variable sub-accounts and/or general account options to receive the transferred amount.

The minimum amount which you may transfer from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.
When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the contract.

TELEPHONE TRANSFERS

We will allow telephone transfers if you have provided proper authorization for such transfers in a form and manner acceptable to us. Withdrawals are not permitted by telephone. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions we believe to be genuine. The procedures we will follow for telephone transfers may include requiring some form of personal identification before acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

OTHER RESTRICTIONS

We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

DOLLAR COST AVERAGING

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account. The source accounts are currently the money market sub-account or the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity contracts, dollar cost averaging transfers will not begin until the later of:

a)       30 days after the contract effective date; or

b)   the estimated end of the free look period which allows 5 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)       you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or

c)       for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

ELIGIBILITY REQUIREMENTS FOR DOLLAR COST AVERAGING

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per contract year. We may charge in the future for dollar cost averaging.

Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.

Dollar cost averaging may not be elected at the same time that the special Dollar Cost Averaging option or the automatic asset rebalancing is in effect.

SPECIAL DOLLAR COST AVERAGING OPTION

(May not be available in all states. See contract for availability of the fixed account options.)

Before the annuity date, you may elect to allocate entire purchase payments to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

AUTOMATIC ASSET REBALANCING

After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages. The guaranteed period account and/or fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

AFTER THE ANNUITY DATE

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per contract year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.


Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information. No transfers are allowed into or out of the fixed account.

CASH WITHDRAWALS

If you own a non-qualified contract, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified contracts, you should refer to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals.

The cash surrender value is equal to the account value, minus any account fee and interest adjustment, and less contingent deferred sales loads and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the general account options. If you do not specify, the withdrawal will be taken pro rata from the account value.

A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $2,000. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

When you make a withdrawal from a guarantee period before the end of its term, the amount you withdraw may be subject to an interest adjustment.

We may delay payment of any withdrawal from the general account options for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your contract may be more or less than the total purchase payments.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty tax.

SYSTEMATIC WITHDRAWAL OPTION

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

a)       30 days after the contract effective date; or

b)       the end of the free look period.

Withdrawals will be from the variable sub-accounts and/or the general account in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on account value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect. If you take systematic withdrawals from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically. You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, your account value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal tax penalty, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

AUTOMATIC PAYOUT OPTION

Before the annuity date, for qualified contracts other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        401(a)(9);

o        403(b); and

o        408(b)(3).

For IRAs and SEP/IRAs, this option may be elected no earlier than six months before the calendar year in which you attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For other qualified contracts, APO can be elected no earlier than six months before the later of when you:

a)       attain age 70 1/2; or

b)       retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)       30 days after the contract effective date; or

b)       the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 84th birthday.

OTHER AUTOMATIC PAYOUT OPTION INFORMATION. Withdrawals will be from the variable sub-accounts and/or the general account you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from account value. If you take a withdrawal from a variable sub-account from which you have designated that dollar cost averaging transfers be made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this contract. If you take APO from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

To be eligible for this option, you must meet the following conditions:

a) your account value must be at least $12,000 at the time at which you select this option; and

b) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9), 403(b) or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

If an owner dies before the annuity date and before any owner's 85th birthday, the death benefit will be equal to the greatest of:

a)       the account value; and

b) the sum of all purchase payments, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals; and

c) the highest account value on any contract anniversary before the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made since that contract anniversary, less previous withdrawals taken since that contract anniversary, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

If death occurs before the annuity date and after an owner's 85th birthday the death benefit will be equal to the greater of:

a)       the account value; and

b) the total of all purchase payments made, less previous withdrawals taken, and less any contingent deferred sales loads and premium tax charges applicable to those withdrawals.

For purposes of calculating the death benefit, the account value is determined as of the date the benefit is paid.

If the owner is not a natural person, such as a trust, corporation or other legal entity, an annuitant's death will be treated as the death of an owner for purposes of the death benefit.

OWNERSHIP CHANGES

An ownership change will be subject to our current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value.



PAYMENT OF DEATH BENEFIT

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)       proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load nor interest adjustment will apply.

Until the death  benefit is paid,  the account  value  allocated to the variable account, and fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

DESIGNATION OF BENEFICIARIES

You may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the contract. The persons you designate will receive the percentage you establish if:

o        you die before the annuity date and there is no joint owner; or

o you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the contract unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

DEATH OF OWNER OR JOINT OWNER BEFORE THE ANNUITY DATE

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). The contract will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the contract is owned by a trust; and

o the beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the persons involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

DEATH AFTER THE ANNUITY DATE

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

SURVIVAL PROVISION

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from purchase payments, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

CONTINGENT DEFERRED SALES LOAD/
SURRENDER CHARGE

No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 6% of purchase payments may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 6% of the total purchase payments.


                                 CONTINGENT DEFERRED
                                   SALES LOAD AS A
NUMBER OF YEARS                     PERCENTAGE OF
SINCE RECEIPT OF                  PURCHASE PAYMENT
                                  ----------------
PURCHASE PAYMENT
----------------
Less than 2 years                        6%
2 years but less than 3 years            5%
3 years but less than 4 years            5%
4 years but less than 5 years            4%
5 years but less than 6 years            4%
6 years but less than 7 years            2%
7 years or more                          0%

FREE WITHDRAWALS-ALLOWED AMOUNT

Beginning 30 days after the contract effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date.

Depending on state availability, for contracts issued on or after September 7, 1999, the allowed amount each contract year is equal to:

a)       during the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o    15% of the total purchase  payments  received as of the date of withdrawal;
     and

b)   after the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 15% of purchase payments received less than seven complete contract years determined as of the last contract anniversary.

Withdrawals will be made first from earnings and then from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years and accumulated earnings not previously withdrawn may be withdrawn without charge. For contracts issued before September 7, 1999, the allowed amount each contract year is equal to 15% of:

a) the total purchase payments received during the last seven years determined as of the last contract anniversary; minus

b)       any withdrawals during the present contract year.

Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings. The allowed amount may vary depending on the state in which your contract is issued. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Purchase payments held for seven full contract years may be withdrawn without charge.

FREE WITHDRAWALS - LIVING BENEFITS RIDER

When the contract is purchased, you may also elect, in certain states, a Living Benefits Rider for an additional fee. This rider provides that the contingent deferred sales load will be waived in any of the three following instances:

a) if you or a joint owner receive extended medical care in a qualifying institution (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at our Service Center during the term of such care, or within 90 days after the last day upon which you or joint owner received such extended care; or

b) if you or a joint owner receive medically required hospice or in-home care for at least 60 consecutive days and such extended care is certified by a qualified medical professional. You may also be required to submit other evidence as required by us such as evidence of Medicare eligibility; or

c) if you or a joint owner are diagnosed as terminally ill by a qualified medical professional after the first contract year and are reasonably expected to die within 12 months.

NEITHER A) NOR B) APPLY IF YOU OR A JOINT OWNER ARE RECEIVING EXTENDED MEDICAL CARE IN A QUALIFYING INSTITUTION OR RECEIVING IN-HOME CARE AT THE TIME THE CONTRACT IS PURCHASED.

We reserve the right to not accept purchase payments after you or a joint owner have qualified for any of these waivers. Any withdrawals on which the contingent deferred sales load is waived under this section will not reduce the allowed amount for the contract year.

OTHER FREE WITHDRAWALS

In addition, no contingent deferred sales load is assessed:

o upon annuitization after the first contract year to an option involving life contingencies; or

o        upon payment of the death benefit before the annuity date.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

ADMINISTRATIVE CHARGES

ACCOUNT FEE. At the end of each contract year and before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60, or 2% of the account value, if less, per contract year. If the contract is surrendered, the account fee, unless waived, will be deducted from a full surrender before the application of any contingent deferred sales load. The account fee will be deducted on a pro rata basis, based on values, from the account value. The fee deductions will be based on both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. We will waive the account fee for a contract year if the account value exceeds $50,000 on the last business day of that contract year or as of the date you, as owner, surrender the contract.

ANNUITY FEE. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

ADMINISTRATIVE EXPENSE CHARGE. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

MORTALITY AND EXPENSE RISK CHARGE

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. We guarantee that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

LIVING BENEFITS RIDER FEE

If you elect the Living Benefits Rider when the contract is purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.05% of the account value at that time. The fee is deducted from each variable sub-account on a pro rata basis based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options. Any interest adjustments will apply. We reserve the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.

PREMIUM TAX CHARGES

Currently there is no charge for premium taxes except upon annuitization. However, we may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. We reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

TRANSFER FEE

We currently impose a fee for each transfer in excess of the first 18 in a single contract year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

OPTION AND SERVICE FEES

We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

TAXES

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

PORTFOLIO EXPENSES

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

INTEREST ADJUSTMENT

For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see The General Account Options - the Guarantee Period Account in APPENDIX A of this prospectus.

SALES IN SPECIAL SITUATIONS

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o        in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o to officers, directors, and employees, and their families, and the portfolios' investment advisers and their affiliates; or

o to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In these situations:

a)       the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or

c) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.

These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 6%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

SETTLEMENT OPTION PAYMENTS

ANNUITY DATE

The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You also select the annuity date which you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts.

The latest annuity date which may be elected is the later of:

a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday; or

b) the first day of the month coinciding with or next following the tenth contract anniversary, but in no event later than an annuitant's 97th birthday.

The latest allowed annuity date may vary in certain jurisdictions, or under certain programs or circumstances.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

ANNUITY AMOUNT

The annuity amount is the account value, minus any interest adjustment, minus any applicable contingent deferred sales load, and minus any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

SETTLEMENT OPTION PAYMENTS

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

ELECTION OF SETTLEMENT OPTION FORMS AND PAYMENT OPTIONS

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date.

In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the contract.

PAYMENT OPTIONS

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

FIXED PAYMENT OPTION

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

VARIABLE PAYMENT OPTION

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.



SETTLEMENT OPTION FORMS

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a)       name the contingent annuitant; and

b)       state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.


3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

a)       the annuitant's life; or

b)       the period certain.

     The period certain may be 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a)       state the length of the period certain; and

b)       name the beneficiary.

4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a)       name the joint annuitant; and

b)   state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.

After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;

b)   no additional purchase payments will be accepted under the contract; and

c) no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies.

As the owner of a non-qualified contract, you may, at any time after the contract date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the later of:

a)       the date we receive the written request for such change; or

b)       the date specified by you.

As the owner of a qualified contract, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is a general description of federal tax considerations for U.S. persons relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Contracts Purchased by Nonresident Aliens and Foreign Corporations below.

The contract may be purchased on a non-tax qualified basis, as a non-qualified contract, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified contract. Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A.
The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

o the type of retirement plan or arrangement for which the contract is purchased;

o        the tax and employment status of the individual concerned; or

o        our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

PURCHASE PAYMENTS

At the time the initial purchase payment is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity contract. We require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract requires the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

TAXATION OF ANNUITIES

IN GENERAL. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

WITHDRAWALS.  For  non-qualified  contracts,   partial  withdrawals,   including
withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

For withdrawals from qualified contracts, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under Qualified Contracts.

If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

SETTLEMENT OPTION PAYMENTS. Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable. After the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

WITHHOLDING. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution. If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

PENALTY TAX. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)       made on or after the date on which the owner attains age 59 1/2;


b)       made as a result of death or disability of the owner; or

c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

b) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

TRANSFERS,   ASSIGNMENTS,  OR  EXCHANGES  OF  THE  CONTRACT.  For  non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or ERISA.

MULTIPLE CONTRACTS. All deferred non-qualified contracts that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must begin no later than the later of April 1 of the calendar year following the year in which the owner:

a)       reaches age 70 1/2; or

b)       retires and distribution must be made in a specified manner.

If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the participant reaches age 70 1/2.

For IRAs and SEP/IRAs described in Section 408, distributions generally must begin no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.

QUALIFIED PENSION AND PROFIT SHARING PLANS. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the contract to your specific needs.

INDIVIDUAL RETIREMENT ANNUITIES (IRA), SIMPLIFIED EMPLOYEE PLANS (SEP) AND ROTH IRAS. The sale of a contract for use with any IRA may be subject to special disclosure requirements of the IRS, which are included in this prospectus as APPENDIX E - DISCLOSURE STATEMENT for Individual Retirement Annuities. If you purchase a contract for use with an IRA, you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.

You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)       the establishment of your IRA; or

b)       your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.

The contract is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, referred to as SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

a)       before age 59 1/2, subject to certain exceptions; or

b) during the five taxable years starting with the year in which you first contributed to a Roth IRA.



If you intend to purchase such a contract, you should seek competent advice as to the suitability of the contract for use with Roth IRAs.

TAX SHELTERED ANNUITIES. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross incomes of the employees, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

a)       elective contributions made in years beginning after December 31, 1988;

b)       earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

RESTRICTIONS UNDER QUALIFIED CONTRACTS. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

CONTRACTS PURCHASED BY
NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

TAXATION OF TRANSAMERICA

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Code Section 817(h) requires that for non-qualified contracts, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) if any owner dies before the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the designated beneficiary and the mandatory distribution rules above still apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

POSSIBLE CHANGES IN TAXATION

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. THESE FIGURES WILL BE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:

a) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In our advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the contract;

o        the effects of the contract's lifetime payout options; and

o the operation of certain special investment features of the contract -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS

The statutory-basis financial statements of Transamerica at December 31, 1999 and 1998, and for each of the three years in the periods ended December 31, 1999, and the financial statements of Separate Account VA-6 at December 31, 1999 and for the period then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. THIS PROSPECTUS HAS BEEN FILED AS A PART OF THE REGISTRATION
STATEMENT AND DOES NOT CONTAIN ALL OF THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENT AND EXHIBITS thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C



STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             PAGE
THE CONTRACT ....................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  4
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Contract.........................................................................  5
         Changes in the Contract.................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
         Money Market Sub-Account Yield Calculation..............................................  6
         Other Sub-Account Yield Calculations....................................................  7
         Standard Total Return Calculations......................................................  7
         Adjusted Historical Portfolio Performance Data..........................................  7
         Other Performance Data..................................................................  7
HISTORICAL PERFORMANCE DATA......................................................................  8
         General Limitations.....................................................................  8
         Historical Performance Data.............................................................  8
DISTRIBUTION OF THE CONTRACT..................................................................... 18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS........................................................... 18
STATE REGULATION................................................................................. 18
RECORDS AND REPORTS.............................................................................. 18
FINANCIAL STATEMENTS............................................................................. 18
APPENDIX......................................................................................... 19



APPENDIX A

THE GENERAL ACCOUNT OPTIONS
(Not available in all states)

This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the general account options, see the contract itself.

THE ACCOUNT VALUE ALLOCATED TO THE GENERAL ACCOUNT OPTIONS BECOMES PART OF THE GENERAL ACCOUNT OF TRANSAMERICA, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT.

ACCORDINGLY, NEITHER OUR GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT, AND WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE GENERAL ACCOUNT OPTIONS.

The general account options are part of our general account. Our general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of our general account subject to applicable law.

The allocation or transfer of funds to the general account options does not entitle the owner to share in the investment performance of our general account.

There are two general account options: the fixed account and the guarantee period account, as described below. These options are not available in all states.

THE FIXED ACCOUNT

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.






There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;

o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

TRANSFERS

Each contract year, you may transfer a portion of the value of the fixed account to variable sub-accounts or to the guarantee period accounts. The maximum percentage that may be transferred will be declared annually by us. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account on the preceding contract anniversary and will be declared each year. Currently, this percentage is 25%.

You are limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed the current maximum. If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a)       any guarantee period;

b)       the Transamerica VIF Money Market Sub-Account; or

c) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

SPECIAL DOLLAR COST AVERAGING OPTION

(May not be available in all states. See contract for availability of the fixed account options.)

Before the annuity date, you may elect to allocate entire purchase payments to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

THE GUARANTEE PERIOD ACCOUNT

The guarantee period account provides guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period before the end of its guarantee period will be subject to an interest adjustment, as explained below.

Each  guarantee  period  offers  a  specified   duration  with  a  corresponding
guaranteed interest rate. Currently we are offering three, five and seven year guarantee periods but these may change at any time.

YOU BEAR THE RISK THAT, AFTER THE INITIAL GUARANTEE PERIOD, WE WILL NOT CREDIT INTEREST IN EXCESS OF 3% PER YEAR TO AMOUNTS ALLOCATED TO THE GUARANTEE PERIOD ACCOUNT.

Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by us. Every guarantee period we offer will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at our Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer. The guarantee period account and/or the fixed account may not be available in all states.

GUARANTEE PERIOD

Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration you choose and the class of that guarantee period. A guarantee period chosen may not extend beyond the annuity date.
We reserve the right to limit the maximum number of guarantee periods that may be in effect at any one time.

We will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest we establish for a guarantee period will remain in effect for the duration of the guarantee period. Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period.

Amounts withdrawn or transferred from a guarantee period before its expiration date will be subject to an interest adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

INTEREST ADJUSTMENT

If any amount is withdrawn or transferred from a guarantee period before its expiration date, excluding withdrawals for the purpose of paying the death benefit, the amount withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

[(1 + I) divided by (1 + J + 0.005)]N/12 -1 where:

     I   is the guaranteed interest rate in effect;

     J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer; fractional years are rounded up to the next full year; and

N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed

In general, the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate, as of the date of the transaction, that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. For purposes of determining the interest adjustment, if we do not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for the two time periods closest to the duration remaining that are available. If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

EXPIRATION OF A GUARANTEE PERIOD

At least 45 days, but not more than 60 days, before the expiration date of a guarantee period, we will notify you as to the options available when a guarantee period expires. You may elect one of the following:

a) transfer the amount held in that guarantee period to a new guarantee period from among those being offered by us at such time; or

b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

We must receive your notice electing one of these at our Service Center by the expiration date of the guarantee period. If such election has not been received by us at our Service Center, the amount held in that guarantee period will remain in the guaranteed period account. A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by us with a new guaranteed interest rate declared by us for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

If we are not currently offering a guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if we are not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

If the amount held in an expiring guarantee period is less than $1,000, we reserves the right to transfer such amount to the money market variable sub-account.

APPENDIX B

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.



EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from financial statements of the variable account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth certain information regarding the sub-accounts for the period from





January 1, 1998, the inception of the sub-account, through December 31, 1999. The variable account received its first deposits on January 12, 1998. The MSDW Emerging Markets Equity sub-account and the PIMCO StocksPLUS Growth & Income sub-account commenced on September 7, 1999. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:





                         PERIOD ENDING DECEMBER 31, 1999

                       Alger American       Alliance VP         Alliance VP        Dreyfus VIF         Dreyfus VIF
                       Income & Growth    Growth & Income     Premier Growth         Capital            Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Appreciation        Sub-Account
                                                                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.12              $11.88             $14.46              $12.73              $9.57
  of Period
Accumulation Unit
  Value at End of          $18.45              $13.05             $18.88              $14.01             $11.63
  Period
Number of
  Accumulation Units
  Outstanding at End    1,102,496.260      1,135,587.446       2,081,825.689      1,093,808.832        639,456.014
  of Period


                         Janus Aspen     Janus Aspen Series       MFS VIT            MFS VIT             MFS VIT
                       Series Balanced    Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.24              $12.65             $13.21              $12.06             $12.15
  of Period
Accumulation Unit
  Value at End of          $16.55              $20.53             $23.04              $12.69             $14.87
  Period
Number of
  Accumulation Units
  Outstanding at End    1,886,693.794      1,643,533.430        760,433.531        965,409.265         399,512.466
  of Period


                           MSDW UF            MSDW UF             MSDW UF            MSDW UF        OCC Accumulation
                       Emerging Mkts.       Fixed Income        High Yield         Int'l Magnum       Trust Managed
                           Equity           Sub-Account         Sub-Account        Sub-Account         Sub-Account
                         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.60             $10.31              $10.71             $10.54
  of Period
Accumulation Unit
  Value at End of          $14.43              $10.29             $10.90              $13.23             $10.92
  Period
Number of
  Accumulation Units
  Outstanding at End     39,511.653         633,201.933         563,904.809        187,194.949         439,082.233
  of Period

                      OCC Accumulation       PIMCO VIT         Transamerica        Transamerica
                       Trust Small Cap   StocksPlus Growth      VIF Growth       VIF Money Market
                         Sub-Account          & Income          Sub-Account        Sub-Account
                                            Sub-Account
                      ------------------ ------------------- ------------------ -------------------

Accumulation Unit
  Value at Beginning        $8.97              $10.00             $14.12              $1.41
  of Period
Accumulation Unit
  Value at End of           $8.68              $10.85             $19.19              $1.07
  Period
Number of
  Accumulation Units
  Outstanding at End     101,045.650         9,289.183         3,988,508.416      8,145,374.551
  of Period

                         PERIOD ENDING DECEMBER 31, 1998

                       Alger American       Alliance VP         Alliance VP        Dreyfus VIF         Dreyfus VIF
                       Income & Growth    Growth & Income     Premier Growth         Capital            Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Appreciation        Sub-Account
                                                                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $13.12              $11.88             $14.46              $12.73              $9.57
  Period
Number of
  Accumulation Units     309,748.942        339,540.067         427,648.138        376,620.359         275,526.474
  Outstanding at End
  of Period

                         Janus Aspen        Janus Aspen           MFS VIT            MFS VIT             MFS VIT
                          Balanced        Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $13.24              $12.65             $13.21              $12.06             $12.15
  Period
Number of
  Accumulation Units     368,928.321        450,342.300         298,213.933        342,844.524         151,312.906
  Outstanding at End
  of Period

                           MSDW UF            MSDW UF             MSDW UF        OCC Accumulation   OCC Accumulation
                        Fixed Income         High Yield        Int'l Magnum       Trust Managed      Trust Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $10.60              $10.31             $10.71              $10.54              $8.97
  Period
Number of
  Accumulation Units     259,236.465        272,870.757         94,555.328         199,167.982         47,897.168
  Outstanding at End
  of Period




                        Transamerica        Transamerica
                         VIF Growth       VIF Money Market
                         Sub-Account        Sub-Account
                      ------------------ -------------------

Accumulation Unit
  Value at Beginning       $10.00              $1.00
  of Period
Accumulation Unit
  Value at End of          $14.12              $1.41
  Period
Number of
  Accumulation Units    1,424,841.423      4,129,893.964
  Outstanding at End
  of Period



APPENDIX D

DEFINITIONS

ACCOUNT VALUE: The sum of the variable accumulated value and the general account options accumulated value.

ANNUITY DATE: The date on which the annuitization phase of the contract begins.

CASH SURRENDER VALUE: The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to: the account value; LESS any account fee, interest adjustment, contingent deferred sales load, and premium tax charges.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

CONTINGENT DEFERRED SALES LOAD: A charge equal to a percentage of purchase payments withdrawn from the contract that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 31 for the specific percentages.

CONTRACT ANNIVERSARY: The anniversary of the contract effective date each year.

CONTRACT EFFECTIVE DATE: The effective date of the contract as shown in the contract.

CONTRACT YEAR: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

FIXED ACCOUNT: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

GENERAL ACCOUNT: The assets of Transamerica that are not allocated to a separate account.

GENERAL ACCOUNT OPTIONS: The fixed account and the guarantee period account offered by us to which the owner may allocate purchase payments and transfers.

GENERAL ACCOUNT OPTIONS ACCUMULATED VALUE: The total dollar value of all amounts the owner allocates or transfers to any general account options; PLUS interest credited; LESS any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

GUARANTEED INTEREST RATE: The annual effective rate of interest after daily compounding credited to a guarantee period.

GUARANTEE PERIOD: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

GUARANTEE PERIOD ACCOUNT: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods offered under the guarantee period account, each with a different guaranteed rate of interest.

LIVING BENEFITS RIDER: Also called a "Waiver of Contingent Deferred Sales Load" rider in some contracts, it provides benefits described on page 35.

PORTFOLIO: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

SERVICE CENTER: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 877-717-8861. Effective June 5, 2000, our address will change to P.O. Box 3183, Cedar Rapids, Iowa 52406-3183.

STATUS, QUALIFIED AND NON-QUALIFIED: The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

SURRENDER CHARGE: See CONTINGENT DEFERRED SALES LOAD.

VALUATION DAY: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

VALUATION PERIOD: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.




VARIABLE ACCOUNT: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

VARIABLE ACCUMULATION UNIT: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.


VARIABLE ACCUMULATED VALUE: The total dollar value of all variable accumulation units under the contract before the annuity date.

VARIABLE SUB-ACCOUNT(S): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

DISCLOSURE STATEMENT
FOR INDIVIDUAL RETIREMENT ANNUITIES

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Contract, has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA
Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2000. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

REVOCATION OF YOUR IRA OR ROTH IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
401 North Tryon Street, Charlotte, NC 28202. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

DEFINITIONS

CODE - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

CONTRIBUTIONS - Purchase payments paid to your contract.


CONTRACT - The annuity policy, certificate or contract which you purchased.

COMPENSATION - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

REGULAR CONTRIBUTIONS - IN GENERAL

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, or AGI, above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAS

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. CONTRIBUTIONS

(A) REGULAR IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(B) SPOUSAL IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.       $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(C) ROLLOVER IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, certain hardship withdrawals and distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA.

If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(D) DIRECT TRANSFERS FROM ANOTHER TRADITIONAL IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(E) SIMPLIFIED EMPLOYEE PENSION PLAN, OR SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.       has worked for the employer for 3 of the last 5 preceding tax years;

2.       is at least age 21; and

3. has received from the employer compensation of at least $400 for the current tax year, adjusted for inflation after 2000;

is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2000, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS FOR A REGULAR IRA

(A) GENERAL RULES. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(B) ACTIVE PARTICIPANT. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(C) ADJUSTED GROSS INCOME, OR AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:


         MARRIED FILING JOINTLY                               UNMARRIED

         TAXABLE      THRESHOLD                               TAXABLE        THRESHOLD
         YEAR         LEVEL                                   YEAR           LEVEL

         1999         $51,000                                 1999            $31,000
         2000         $52,000                                 2000            $32,000
         2001         $53,000                                 2001            $33,000
         2002         $54,000                                 2002            $34,000
         2003         $60,000                                 2003            $40,000
         2004         $65,000                                 2004            $45,000
         2005         $70,000                                 2005 and
         2006         $75,000                                  thereafter     $50,000
         2007 and
              thereafter   $80,000


If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal

IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
      10,000                Deduction =       Limit

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. NONDEDUCTIBLE CONTRIBUTIONS TO REGULAR IRAS

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTIONS, OR RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

1.       distributions begin when required;

2.       distributions are made at least once a year; and

3. the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1.       your life or the joint lives of you and your beneficiary; or

2. a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF IRA DISTRIBUTIONS. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

    Remaining nondeductible contributions

    Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions
    for the year



    Equals:

    Nontaxable distributions
    for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(C) WITHHOLDING. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(B) EARLY DISTRIBUTIONS. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

(C) FAILURE TO SATISFY RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(E) OVERSTATEMENT OR UNDERSTATEMENT OF NONDEDUCTIBLE CONTRIBUTIONS. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAS

1. CONTRIBUTIONS

(A) REGULAR ROTH IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(B) SPOUSAL ROTH IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(C) ROLLOVER ROTH IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(D) TRANSFER ROTH IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(E) CONVERSION ROTH IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. CONTRIBUTION LIMITS

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(A) REGULAR ROTH IRAS. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(B) SPOUSAL ROTH IRAS. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(C) ROLLOVER ROTH IRAS. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(D) TRANSFER ROTH IRAS. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.
(E) CONVERSION ROTH IRAS. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. RECHARACTERIZATION OF IRA CONTRIBUTIONS

(A) ELIGIBILITY. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(B) ELECTION. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(C) TAXATION OF A RECHARACTERIZATION. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTION, OR RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2.       December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF ROTH IRA DISTRIBUTIONS. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:
1.       upon your death or disability; or

2. to pay qualified first-time homebuyer expenses of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(C) WITHHOLDING. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions.

Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(B) EARLY DISTRIBUTIONS. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% PENALTY TAX, UNLESS SOME EXCEPTION TO THE PENALTY TAX APPLIES TO THE CURRENT ROTH IRA DISTRIBUTION, SUCH AS AGE 59 1/2, DISABILITY OR CERTAIN HEALTH, EDUCATION OR HOMEBUYER EXPENSES, AS DESCRIBED ABOVE IN THIS SUBSECTION 6(B).

(C) FAILURE TO SATISFY RMDS UPON DEATH. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) FEDERAL ESTATE AND GIFT TAXES

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) TAX REPORTING

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) VESTING

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) EXCLUSIVE BENEFIT

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.






(5) IRS PUBLICATION 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please  forward,   without  charge,  a  copy  of  the  Statement  of  Additional
Information concerning the Transamerica Series(R) - Transamerica Classic(R) Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________    Signed: ______________________________

Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             TRANSAMERICA CLASSIC(R)
                                VARIABLE ANNUITY

                              SEPARATE ACCOUNT VA-6

                                    ISSUED BY
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


This statement of additional information expands upon subjects discussed in the May 1, 2000 prospectus for the Transamerica Classic Variable Annuity
("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, 401 North Tryon Street, Charlotte, NC 28202 or calling 877-717-8861. Terms used in the current prospectus for the contract are incorporated into this statement.


The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.











                                Dated May 1, 2000



TABLE OF CONTENTS
                                                                                                         PAGE
THE CONTRACT ....................................................................................           3
NET INVESTMENT FACTOR ...........................................................................           3
VARIABLE PAYMENT OPTIONS.........................................................................           3
     Variable Annuity Units and Payments.........................................................           3
     Variable Annuity Unit Value.................................................................           3
     Transfers After the Annuity Date............................................................           4

GENERAL PROVISIONS...............................................................................           4
     Non-Participating...........................................................................           4
     Misstatement of Age or Sex..................................................................           4
     Proof of Existence and Age..................................................................           4
     Annuity Data................................................................................           4
     Assignment..................................................................................           4
     Annual Report...............................................................................           5
     Incontestability............................................................................           5
     Entire Contract.............................................................................           5
     Changes in the Contract.....................................................................           5
     Protection of Benefits......................................................................           5
     Delay of Payments...........................................................................           5
     Notices and Directions......................................................................           6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................           6
     Money Market Sub-Account Yield Calculation..................................................           6
     Other Sub-Account Yield Calculations........................................................           7
     Standard Total Return Calculations..........................................................           7
     Adjusted Historical Portfolio Performance Data..............................................           7
     Other Performance Data......................................................................           7

HISTORICAL PERFORMANCE DATA......................................................................           8
     General Limitations.........................................................................           8
     Historical Performance Data.................................................................           8

DISTRIBUTION OF THE CONTRACT.....................................................................         18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         18
STATE REGULATION.................................................................................         18
RECORDS AND REPORTS..............................................................................         18
FINANCIAL STATEMENTS.............................................................................         18
APPENDIX.........................................................................................         19



THE CONTRACT

The following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; PLUS the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; PLUS OR MINUS a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.00329% (1.20% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

The  variable  payment  option  provide for  payments  that  fluctuate in dollar
amount,   based  on  the  investment   performance   of  the  elected   variable
sub-account(s).

VARIABLE ANNUITY UNITS AND PAYMENTS

For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; BY (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

VARIABLE ANNUITY UNIT VALUE

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

TRANSFERS AFTER THE ANNUITY DATE

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 25 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

NON-PARTICIPATING

The contract is non-participating. No dividends are payable and the contract will not share in our profits or surplus earnings.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Where required by law, rule or regulation, we may only consider the age of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

PROOF OF EXISTENCE AND AGE

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

ANNUITY DATA

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

ASSIGNMENT

No assignment of a contract will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.





ANNUAL REPORT

At least once each contract year before the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

INCONTESTABILITY

Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

ENTIRE CONTRACT

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

CHANGES IN THE CONTRACT

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

PROTECTION OF BENEFITS

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

DELAY OF PAYMENTS

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.
We may delay payment of any withdrawal from ANY general account options for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" 27 of the prospectus.)

NOTICES AND DIRECTIONS

We will not be bound by any authorization, direction, election or notice which is not in a form and manner acceptable to us and received at our Service Center.

Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET SUB-ACCOUNT YIELD CALCULATION

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

OTHER SUB-ACCOUNT YIELD CALCULATIONS

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

         Where:

a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
b    =  expenses   for  the   sub-account   accrued   for  the  period  (net  of
     reimbursements).
c = the average daily number of variable accumulation units outstanding during the period.
d = the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales loads range from 6% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.


Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.


STANDARD TOTAL RETURN CALCULATIONS

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA

We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

OTHER PERFORMANCE DATA

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

     CTR = {ERV/P}- 1

     Where:

CTR = the cumulative total return net of sub-account recurring charges for the period.

ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

P    = a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

GENERAL LIMITATIONS

THE FIGURES BELOW  REPRESENT PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE
PERFORMANCE.   The  figures  may  reflect  the  waiver  of  advisory   fees  and
reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

HISTORICAL PERFORMANCE DATA

The charts below show historical performance data for the sub-accounts, including adjusted historical performance for the periods prior to the January 1, 1998 inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contract. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE SUB-ACCOUNTS. The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

Historical Performance Data Charts

1.   Average Annual Total Returns - Assuming surrender but no optional Rider

2.   Average Annual Total Returns - Assuming surrender and Living Benefits Rider

3.   Average Annual Total Returns - Assuming no surrender or optional Rider

4. Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider


5.   Cumulative Total Returns - Assuming surrender but no optional Rider

6.   Cumulative Total Returns - Assuming surrender and Living Benefits Rider

7.   Cumulative Total Returns - Assuming no surrender or optional Rider

8. Cumulative Total Returns - Assuming no surrender but reflecting Living Benefits Rider




1. AVERAGE ANNUAL TOTAL RETURNS - Assuming  surrender but no optional Rider, for
periods  since  inception  of  the  portfolio,   including  adjusted  historical
performance,  for  each  sub-account  are  as  follows.  These  figures  include mortality and expense charges of 1.20% per annum,  administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size  and the  applicable  contingent  deferred  sales  load  (maximum  of 6% of purchase payments) and do not reflect any fee deduction for the optional Rider.


------------------------------------- ------------- --------------- ---------------- ----------------- ------------------
                                                                                                        For the period
                                                                                                             from
            SUB-ACCOUNT                 For the        For the      For the 5-year                      commencement of
       (date of commencement             1-year     3-year period    period ending   For the 10-year       portfolio
          of operation of                period         ending         12/31/98       period ending      operations to
      corresponding portfolio)           ending        12/31/98                          12/31/98          12/31/98
                                        12/31/98
------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Alger American Income &                  35.38%         34.29%          30.88%            17.25%            16.04%
Growth (11/15/88)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Growth &                     4.71%          17.44%          21.88%              NA              13.84%
Income (1/14/91)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Alliance VP Premier Growth               25.38%         35.18%          33.92%              NA              24.54%
(6/26/92)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF Appreciation                 4.80%          20.25%          23.47%              NA              18.26%
(4/5/93)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Dreyfus VIF Small Cap                    16.33%         8.80%           13.90%              NA              33.74%
(8/31/90)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Balanced              19.89%         24.93%          22.63%              NA              18.80%
(9/13/93)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series Worldwide             57.09%         34.64%          31.50%              NA              27.79%
Growth (9/13/93)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MFS VIT Emerging Growth                  69.19%         39.74%            NA                NA              34.20%
(7/24/95)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MFS VIT Growth w/ Income                 0.10%          16.50%            NA                NA              18.94%
(10/9/95)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MFS VIT Research                         17.22%         19.86%            NA                NA              20.70%
(7/26/95)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MS UIF Emerging Markets                  86.91%         11.24             NA                NA               9.48%
Equity (10/1/96)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MS UIF Fixed Income                      -8.11%           NA              NA                NA               2.47%
(1/2/97)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MS UIF High Yield                        0.50%            NA              NA                NA               5.64%
(1/2/97)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

MS UIF International                     18.35%           NA              NA                NA              10.82%
Magnum (1/2/97)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                   -1.58%         8.46%           17.67%            14.96%            16.03%
Managed (8/1/88)(3)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                   -8.32%         0.12%            6.29%            9.54%              9.90%
Small Cap (8/1/88) (1)

------------------------------------- ------------- --------------- ---------------- ----------------- ------------------

PIMCO VIT StocksPLUS Growth &            13.06%           NA              NA                NA              21.03%
Income (1/2/98)

                                      ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Growth                 30.78%         39.77%          39.35%            25.03%              NA
(2/26/69) (2)

------------------------------------ ------------------------------------------------------------------------------------

Transamerica VIF Money                  -1.95%           NA              NA                NA               0.87%
Market (1/2/98)

------------------------------------ ------------------------------------------------------------------------------------


2. AVERAGE  ANNUAL TOTAL RETURNS - Assuming  surrender and  reflecting  optional
Living Benefits Rider, for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and the optional Living Benefits Rider fee of 0.05% per annum.


--------------------------------- --------------- -------------- --------------- --------------- ----------------------
          SUB-ACCOUNT                For the         For the        For the         For the       For the period from
    (date of commencement of      1-year period      3-year      5-year period      10-year         commencement of
          operation of                ending         period          ending      period ending   portfolio operations
    corresponding portfolio)         12/31/98        ending         12/31/98        12/31/98          to 12/31/98
                                    12/31/98
--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alger American Income &               35.33%         34.24%          30.83%          17.20%             15.99%
Growth (11/15/88)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alliance VP Growth &                  4.66%          17.39%          21.83%            NA               13.79%
Income (1/14/91)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alliance VP Premier                   25.33%         35.13%          33.87%            NA               24.49%
Growth (6/26/92)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Dreyfus VIF Appreciation              4.75%          20.20%          23.42%            NA               18.21%
(4/5/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Dreyfus VIF Small Cap                 16.28%          8.75%          13.85%            NA               33.69%
(8/31/90)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Janus Aspen Series Balanced           19.84%         24.88%          22.58%            NA               18.75%
(9/13/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Janus Aspen Series                    57.04%         34.59%          31.45%            NA               27.74%
Worldwide Growth (9/13/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Emerging Growth               69.14%         39.69%            NA              NA               34.15%
(7/24/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Growth w/ Income              0.05%          16.45%            NA              NA               18.88%
(10/9/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Research                      17.17%         19.81%            NA              NA               20.65%
(7/26/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Emerging                       86.86%         11.19%            NA              NA                9.43%
Markets Equity (10/1/96)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Fixed Income                   -8.16%           NA              NA              NA                2.41%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF High Yield                     0.45%            NA              NA              NA                5.59%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF International                  18.30%           NA              NA              NA               10.77%
Magnum (1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                -1.63%          8.41%          17.62%          14.91%             15.98%
Managed (8/1/88)(3)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                -8.37%          0.07%          6.24%           9.49%               9.85%
Small Cap (8/1/88) (1)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

PIMCO StocksPLUS Growth               13.01%           NA              NA              NA               20.98%
and Income (1/2/98)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Transamerica VIF Growth               30.73%         39.72%          39.30%          24.98%               NA
(2/26/69) (2)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Transamerica VIF Money                -2.00%           NA              NA              NA                0.82%
Market (1/2/98)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------


3. AVERAGE ANNUAL TOTAL RETURNS - Assuming no surrender or optional Rider, non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Rider.


--------------------------------- --------------- -------------- --------------- --------------- ----------------------
          SUB-ACCOUNT                For the         For the        For the         For the       For the period from
    (date of commencement of      1-year period      3-year      5-year period      10-year         commencement of
          operation of                ending         period          ending      period ending   portfolio operations
    corresponding portfolio)         12/31/98        ending         12/31/98        12/31/98          to 12/31/98
                                    12/31/98
--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alger American Income &               40.48%         35.07%          31.11%          17.25%             16.04%
Growth (11/15/88)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alliance VP Growth &                  9.81%          18.46%          22.19%            NA               13.84%
Income (1/14/91)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alliance VP Premier                   30.48%         35.95%          34.13%            NA               24.54%
Growth (6/26/92)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Dreyfus VIF Appreciation              9.90%          21.23%          23.76%            NA               18.36%
(4/5/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Dreyfus VIF Small Cap                 21.43%          9.99%          14.30%            NA               33.74%
(8/31/90)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Janus Aspen Series Balanced           24.99%         25.83%          22.93%            NA               18.91%
(9/13/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Janus Aspen Series                    62.19%         35.41%          31.73%            NA               27.86%
Worldwide Growth (9/13/93)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Emerging Growth               74.29%         40.46%            NA              NA               34.47%
(7/24/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Growth w/ Income              5.20%          17.53%            NA              NA               19.39%
(10/9/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MFS VIT Research                      22.32%         20.84%            NA              NA               21.10%
(7/26/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Emerging                       92.01%         12.37%            NA              NA               10.54%
Markets Equity (10/1/96)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Fixed Income                   -3.01%           NA              NA              NA                3.80%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF High Yield                     5.60%            NA              NA              NA                6.90%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF International                  23.45%           NA              NA              NA               11.96%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                3.52%           9.65%          18.02%          14.96%             16.03%
Managed (8/1/88) (3)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                -3.22%          1.51%          6.82%           9.54%               9.90%
Small Cap (8/1/88) (1)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

PIMCO StocksPLUS Growth               18.16%           NA              NA              NA               23.12%
and Income (1/2/98)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Transamerica VIF Growth               35.88%         40.49%          39.53%          25.03%               NA
(2/26/69) (2)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Transamerica VIF Money                3.15%            NA              NA              NA                3.37%
Market (1/2/98)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------


3. AVERAGE ANNUAL TOTAL RETURNS - Assuming no surrender but reflecting  optional
Living Benefits Rider, non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and, an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 6% of purchase payments). They do reflect deduction of the fee for the optional Living
Benefits Rider fee of 0.05% per annum.


--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
          SUB-ACCOUNT                For the         For the     For the 5-year      For the      For the period from
    (date of commencement of      1-year period      3-year       period ending      10-year        commencement of
          operation of                ending         period         12/31/98         period      portfolio operations
    corresponding portfolio)         12/31/98        ending                          ending           to 12/31/98
                                                    12/31/98                        12/31/98
--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
-----------------------------------------------------------------------------------------------------------------------

Alger American Income &              40.43%          35.02%          31.06%          17.20%             15.99%
Growth (11/15/88)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                  9.76%          18.41%          22.14%            NA               13.79%
Income (1/14/91)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth           30.43%          35.90%          34.08%            NA               24.49%
(6/26/92)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation              9.85%          21.18%          23.71%            NA               18.31%
(4/5/93)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                21.38%          9.94%           14.25%            NA               33.69%
(8/31/90)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced          24.94%          25.78%          22.88%            NA               18.86%
(9/13/93)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide         62.14%          35.36%          31.68%            NA               27.81%
Growth (9/13/93)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth              74.24%          40.41%            NA              NA               34.42%
(7/24/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income              5.15%          17.48%            NA              NA               19.34%
(10/9/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research                     22.27%          20.79%            NA              NA               21.05%
(7/26/95)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets              91.96%          12.32%            NA              NA               10.49%
Equity (10/1/96)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -3.06%            NA              NA              NA               3.75%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     5.55%            NA              NA              NA               6.85%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF International                 23.40%            NA              NA              NA               11.91%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                3.47%          9.60%           17.97%          14.91%             15.98%
Managed (8/1/88) (3)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -3.27%          1.46%           6.77%           9.49%              9.85%
Small Cap (8/1/88) (1)


-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &        18.11%            NA              NA              NA               23.07%
Income (1/2/98)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth              35.83%          40.44%          39.48%          24.98%               NA
(2/26/69) (2)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                 NA              NA              NA              NA               3.32%
Market (1/2/98)

-----------------------------------------------------------------------------------------------------------------------


5.  CUMULATIVE  TOTAL RETURNS - Assuming  surrender but no optional  Rider,  for
periods  since  inception  of  the  portfolio,   including  adjusted  historical
performance for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15%
per annum, an account fee of $30 per annum adjusted for average account size and the  applicable  contingent  deferred  sales  load  (maximum  of 6% of  purchase payments) and do not reflect any fee deduction for the optional Rider.


--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
          SUB-ACCOUNT               For the 1-     For the 3-      For the 5-      For the 10-    For the period from
    (date of commencement of       year period     year period     year period     year period      commencement of
          operation of                ending         ending      ending 12/31/98     ending      portfolio operations
    corresponding portfolio)         12/31/98       12/31/98                        12/31/98          to 12/31/98
--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
-----------------------------------------------------------------------------------------------------------------------

Alger American Income &              35.38%         142.18%         283.98%         391.13%            424.01%
Growth (11/15/88)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                  4.71%          61.98%         168.99%            NA              219.75%
Income (1/14/91)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth           25.38%         147.03%         330.72%            NA              420.95%
(6/26/92)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation              4.80%          73.90%         186.91%            NA              210.00%
(4/5/93)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                16.33%          28.80%          91.68%            NA              1412.05%
(8/31/90)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced          19.89%          95.00%         177.36%            NA              196.23%
(9/13/93)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide         57.09%         144.06%         293.29%            NA              369.19%
Growth (9/13/93)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth              69.19%         172.87%            NA              NA              269.54%
(7/24/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income              0.10%          58.11%            NA              NA              108.34%
(10/9/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research                     17.22%          72.20%            NA              NA              130.52%
(7/26/95)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets              86.91%          37.65%           NA              NA                34.26%
Equity (10/1/96)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -8.11%            NA              NA              NA               7.57%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     0.50%            NA              NA              NA               17.88%
(1/2/97)

                                 --------------------------------------------------------------------------------------

MS UIF International                 18.35%            NA              NA              NA               36.07%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -1.58%          27.58%         125.59%         303.15%            446.79%
Managed (8/1/88) (3)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -8.32%          0.36%           35.68%         148.81%            194.05%
Small Cap (8/1/88) (1)

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &        13.06%            NA             NA              NA                46.49%
Income (1/2/98)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth              30.78%         173.07%         425.42%         833.22%              N/A
(2/26/69) (2)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money               -1.95%            NA              NA              NA               1.74%
Market (1/2/98)

-----------------------------------------------------------------------------------------------------------------------




6.  CUMULATIVE  TOTAL RETURNS - Assuming  surrender and optional Living Benefits
Rider, for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 6% of purchase payments) and the optional Living Benefits Rider fee of 0.05% per annum.


--------------------------------- --------------- -------------- --------------- -------------- ----------------------
          SUB-ACCOUNT               For the 1-       For the        For the         For the      For the period from
    (date of commencement of       year period       3-year      5-year period      10-year        commencement of
          operation of                ending         period          ending         period      portfolio operations
    corresponding portfolio)         12/31/98        ending         12/31/98        ending           to 12/31/98
                                                    12/31/98                       12/31/98
--------------------------------- --------------- -------------- --------------- -------------- ----------------------
----------------------------------------------------------------------------------------------------------------------

Alger American Income &              35.33%         141.91%         283.24%        389.04%            421.50%
Growth (11/15/88)

----------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                  4.66%          61.76%         168.43%           NA              218.49%
Income (1/14/91)

----------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth           25.33%         146.76%         329.91%           NA              419.38%
(6/26/92)

----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation              4.75%          73.68%         186.32%           NA              209.11%
(4/5/93)

----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                16.28%          28.62%         91.25%            NA              1406.77%
(8/31/90)

----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced          19.84%          94.76%         176.79%           NA              195.44%
(9/13/93)

----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide         57.04%         143.79%         292.53%           NA              368.03%
Growth (9/13/93)

----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth              69.14%         172.57%           NA              NA              268.93%
(7/24/95)

----------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income              0.05%          57.90%           NA              NA              107.97%
(10/9/95)

----------------------------------------------------------------------------------------------------------------------

MFS VIT Research                     17.17%          71.98%           NA              NA              130.09%
(7/26/95)

----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets              86.86%          37.46%           NA              NA               34.06%
Equity (10/1/96)

----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -8.16%            NA             NA              NA               7.41%
(1/2/97)

----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     0.45%            NA             NA              NA               17.71%
(1/2/97)

----------------------------------------------------------------------------------------------------------------------

MS UIF International                 18.30%            NA             NA              NA               35.88%
Magnum (1/2/97)

----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -1.63%          27.40%         125.10%        301.40%            444.10%
Managed (8/1/88) (3)

----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -8.37%          0.20%          35.35%         147.67%            192.53%
Small Cap (8/1/88) (1)

----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &        13.01%            NA             NA              NA               46.36%
Income (1/2/98)

----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth              30.73%         172.77%         424.47%        829.49%               NA
(2/26/69) (2)

----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money               -2.00%            NA             NA              NA               1.64%
Market (1/2/98)

----------------------------------------------------------------------------------------------------------------------




7. CUMULATIVE TOTAL RETURNS - Assuming no surrender or optional Rider, non-standard cumulative total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follow. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size but do not reflect any applicable contingent deferred sales load (maximum of 6% of purchase payments) and do not reflect any fee deduction for the optional Rider.


--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
          SUB-ACCOUNT               For the 1-       For the     For the 5-year      For the      For the period from
    (date of commencement of       year period       3-year       period ending      10-year        commencement of
          operation of                ending         period         12/31/98         period      portfolio operations
    corresponding portfolio)         12/31/98        ending                          ending           to 12/31/98
                                                    12/31/98                        12/31/98
--------------------------------- --------------- -------------- ---------------- -------------- ----------------------
-----------------------------------------------------------------------------------------------------------------------

Alger American Income &              40.48%         146.43%         287.38%         391.13%            424.01%
Growth (11/15/88)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                  9.81%          66.23%         172.39%            NA              219.75%
Income (1/14/91)

-----------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth           30.48%         151.28%         334.12%            NA              420.95%
(6/26/92)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation              9.90%          78.15%         190.31%            NA              211.70%
(4/5/93)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                21.43%          33.05%          95.08%            NA              1412.05%
(8/31/90)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced          24.99%          99.25%         180.76%            NA              197.93%
(9/13/93)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide         62.19%         148.31%         296.69%            NA              370.89%
Growth (9/13/93)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth              74.29%         177.12%            NA              NA              272.94%
(7/24/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income              5.20%          62.36%            NA              NA              111.74%
(10/9/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Research                     22.32%          76.45%            NA              NA              133.92%
(7/26/95)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets              92.01%          41.90%            NA              NA               38.51%
Equity (10/1/96)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -3.01%            NA              NA              NA               11.82%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     5.60%            NA              NA              NA               22.13%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF International                 23.45%            NA              NA              NA               40.32%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                3.52%          31.83%         128.99%         303.15%            446.79%
Managed (8/1/88) (3)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -3.22%          4.61%           39.08%         148.81%            194.05%
Small Cap (8/1/88) (1)

-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &        18.16%            NA              NA              NA               51.59%
Income (1/2/98)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth              35.88%         177.32%         428.82%         833.22%              N/A
(2/26/69) (2)

-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                 NA              NA              NA              NA               6.84%
Market (1/2/98)

-----------------------------------------------------------------------------------------------------------------------



8.  CUMULATIVE  TOTAL  RETURNS - Assuming no surrender but  reflecting  optional
Living Benefits Rider, non-standard cumulative total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follow. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 6% of purchase payments). They do reflect deductions of the fee for the optional Living
Benefits Rider fee of 0.05% per annum.


--------------------------------- -------------- -------------- ---------------- -------------- ----------------------
          SUB-ACCOUNT                For the        For the     For the 5-year      For the      For the period from
    (date of commencement of         1-year         3-year       period ending      10-year        commencement of
          operation of            period ending     period         12/31/98         period      portfolio operations
    corresponding portfolio)        12/31/98        ending                          ending           to 12/31/98
                                                   12/31/98                        12/31/98
--------------------------------- ---------------------------------------------- --------------------------------------

Alger American Income &               40.43%         146.16%        286.64%         389.04%             421.50%
Growth (11/25/88)

--------------------------------- ---------------------------------------------- --------------------------------------

Alliance VP Growth &                  9.76%          66.01%         171.83%            NA               218.49%
Income (1/14/91)

--------------------------------- ---------------------------------------------- --------------------------------------

Alliance VP Premier                   30.43%         151.01%        333.31%            NA               419.38%
Growth (6/26/92)

--------------------------------- ---------------------------------------------- --------------------------------------

Dreyfus VIF Appreciation              9.85%          77.93%         189.72%            NA               210.81%
(4/5/93)

--------------------------------- ---------------------------------------------- --------------------------------------

Dreyfus VIF Small Cap                 21.38%         32.87%          94.65%            NA              1406.77%
(8/31/90)

--------------------------------- ---------------------------------------------- --------------------------------------

Janus Aspen Series Balanced           24.94%         99.01%         180.19%            NA               197.14%
(9/13/93)

--------------------------------- ---------------------------------------------- --------------------------------------

Janus Aspen Series                    62.14%         148.04%        295.93%            NA               369.73%
Worldwide Growth (9/13/93)

--------------------------------- ---------------------------------------------- --------------------------------------

MFS VIT Emerging Growth               74.24%         176.82%           NA              NA               272.33%
(7/24/95)

--------------------------------- ---------------------------------------------- --------------------------------------

MFS VIT Growth w/ Income              5.15%          62.15%            NA              NA               111.37%
(10/9/95)

--------------------------------- ---------------------------------------------- --------------------------------------

MFS VIT Research                      22.27%         76.23%            NA              NA               133.49%
(7/26/95)

                                  -------------- -------------- ---------------- -------------- ----------------------

MS UIF Emerging Markets Equity        91.96%         41.71%            NA              NA               38.31%
(10/1/96)

--------------------------------- ---------------------------------------------- --------------------------------------

MS UIF Fixed Income                   -3.06%           NA              NA              NA               11.66%
(1/2/97)

--------------------------------- ---------------------------------------------- --------------------------------------

MS UIF High Yield                     5.55%            NA              NA              NA               21.96%
(1/2/97)

--------------------------------- ---------------------------------------------- --------------------------------------

MS UIF International                  23.40%           NA              NA              NA               40.13%
Magnum (1/2/97)

--------------------------------- ---------------------------------------------- --------------------------------------

OCC Accumulation Trust                3.47%          31.65%         128.50%         301.40%             444.10%
Managed (8/1/88)

--------------------------------- ---------------------------------------------- --------------------------------------

OCC Accumulation Trust                -3.27%          4.45%          38.75%         147.67%             192.53%
Small Cap (8/1/88)

--------------------------------- ---------------------------------------------- --------------------------------------

PIMCO VIT StocksPLUS Growth &         18.11%           NA              NA              NA               51.46%
Income (1/2/98)

--------------------------------- ---------------------------------------------- --------------------------------------

Transamerica VIF Growth               35.83%         177.02%        427.87%         829.49%               NA
(2/26/69)

--------------------------------- ---------------------------------------------- --------------------------------------

Transamerica VIF Money                3.10%            NA              NA              NA                6.74%
(1/2/98)

--------------------------------- ---------------------------------------------- --------------------------------------


DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


During fiscal year 1999, $14,695,209 in commissions were paid to TSSC as underwriter of Separate Accounts VA-6 and VA-7; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 6% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the variable account as of and for the period ended December 31, 1999.


The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         ACCUMULATION TRANSFER FORMULA

         Transfers after the annuity date are implemented according to the following formulas:

          (1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

0





                          Audited Financial Statements

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                          Year ended December 31, 1999
                       with Report of Independent Auditors

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                          Audited Financial Statements


                          Year ended December 31, 1999




                                                     CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.....................................................................2
Statement of Operations.................................................................................6
Statements of Changes in Net Assets....................................................................10
Notes to Financial Statements..........................................................................17

                         Report of Independent Auditors


Unitholders of Separate Account VA-6 of
  Transamerica Life Insurance and Annuity Company
Board of Directors, Transamerica Life Insurance and
  Annuity Company

We have audited the accompanying statement of assets and liabilities of Separate Account VA-6 of Transamerica Life Insurance and Annuity Company (comprised of the Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Magnum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, Dreyfus Small Cap, Morgan Stanley Emerging Markets Equity, and PIMCO VIT StockPLUS Sub-Accounts) as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 1999 and for the period from January 12, 1998 (commencement of operations) to December 31, 1998. The financial statements are the responsibility of the Separate Account VA-6's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-6 of Transamerica Life Insurance and Annuity Company as of December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for the year ended December 31, 1999 and for the period from January 12, 1998 (commencement of operations) to December 31, 1998 in conformity with accounting principles generally accepted in the United States.


March 24, 2000

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Assets and Liabilities

                                December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------
ASSETS
   Investments, at fair value     $   39,341,157    $   14,833,902   $    4,827,117    $      877,556   $   76,609,284
   Receivable for units sold                   -                 -                -                 -                -
   Due from Transamerica Life                  -                 -                -                 -                -
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Total assets                          39,341,157        14,833,902        4,827,117           877,556       76,609,284

LIABILITIES
   Payable for units redeemed             31,727            13,116           32,631                 -           49,789
   Due to Transamerica Life                  445             2,813                -                 4            2,827
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Total liabilities                         32,172            15,929           32,631                 4           52,616
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net assets                        $   39,308,985    $   14,817,973   $    4,794,486    $      877,552   $   76,556,668
                                  ================= ================ ================= ================ =================

Accumulation units outstanding     2,081,825.689     1,135,587.446      439,082.233       101,045.650    3,988,508.416
                                  ================= ================ ================= ================ =================

Net asset value and redemption
   price per unit                 $    18.881977    $    13.048729   $    10.919335    $     8.684708   $    19.194310
                                  ================= ================ ================= ================ =================

Investment sub-account
   information:

Number of  mutual fund shares        972,587.330       680,766.500      110,586.880        38,967.880    2,878,965.970

Net asset value per share         $        40.45    $        21.79   $        43.65    $        22.52   $        26.61

Investment cost                   $   32,483,643    $   14,412,388   $    4,758,759    $      881,071   $   58,867,611




See accompanying notes.










                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$    8,731,360      $    5,952,512    $   12,256,210   $   17,514,557    $    2,487,390   $    6,512,282    $    6,148,760
         1,113                   -                 -            5,986                 -                -                 -
           231                   -                 -                -                 -                -                 -
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
     8,732,704           5,952,512        12,256,210       17,520,543         2,487,390        6,512,282         6,148,760


        14,512              10,339             4,094                -            10,677                -             3,693
             -                  81                60              577                43               25                62
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
        14,512              10,420             4,154              577            10,720               25             3,755
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$    8,718,192      $    5,942,092    $   12,252,056   $   17,519,966    $    2,476,670   $    6,512,257    $    6,145,005
=================== ================= ================ ================= ================ ================= ================

 8,145,374.551         399,512.466       965,409.265      760,433.531       187,194.949      633,201.933       563,904.809
=================== ================= ================ ================= ================ ================= ================


$     1.070324      $    14.873358    $    12.691049   $    23.039444    $    13.230432   $    10.284645    $    10.897238
=================== ================= ================ ================= ================ ================= ================




 8,731,360.880         255,034.800       575,138.930      461,638.300       179,077.820      647,988.350       600,464.940

$         1.00      $        23.34    $        21.31   $        37.94    $        13.89   $        10.05    $        10.24

$    8,731,360      $    4,851,092    $   11,338,585   $   10,665,909    $    2,072,959   $    6,912,330    $    6,378,125


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)



                                   ALGER AMERICAN     JANUS ASPEN                       DREYFUS
                                     INCOME AND        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                       GROWTH           GROWTH          BALANCED      APPRECIATION        CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------
ASSETS
   Investments, at fair value     $   20,338,846    $   33,683,258   $   31,309,726  $   15,402,361  $    7,460,447
   Receivable for units sold                   -            55,068                -               -               -
   Due from Transamerica Life                  -                 -                -              26              14
                                  ----------------- ---------------- --------------- --------------- ---------------
Total assets                          20,338,846        33,738,326       31,309,726      15,402,387       7,460,461

LIABILITIES
   Payable for units redeemed              3,000                 -           78,716          83,955          24,986
   Due to Transamerica Life                  351               523              238               -               -
                                  ----------------- ---------------- --------------- --------------- ---------------
Total liabilities                          3,351               523           78,954          83,955          24,986
                                  ----------------- ---------------- --------------- --------------- ---------------

Net assets                        $   20,335,495    $   33,737,803   $   31,230,772  $   15,318,432  $    7,435,475
                                  ================= ================ =============== =============== ===============

Accumulation units outstanding     1,102,496.260     1,643,533.430    1,886,693.794   1,093,808.832     639,456.014
                                  ================= ================ =============== =============== ===============

Net asset value and redemption
   price per unit                 $    18.444956    $    20.527604   $    16.553175  $    14.004670  $    11.627813
                                  ================= ================ =============== =============== ===============

Investment sub-account
   information:

Number of  mutual fund shares      1,156,930.970       705,408.550    1,121,408.540     386,314.560     112,457.750

Net asset value per share         $        17.58    $        47.75   $        27.92  $        39.87  $        66.34

Investment cost                   $   15,231,104    $   23,118,222   $   27,022,049  $   14,117,537  $    6,308,492



See accompanying notes.

      MORGAN
 STANLEY EMERGING       PIMCO
  MARKETS EQUITY    VIT STOCKPLUS
   SUB-ACCOUNT       SUB-ACCOUNT
------------------- ---------------

$      570,146      $      100,766
             -                   -
             -                   -
------------------- ---------------
       570,146             100,766


             -                   -
            43                   1
------------------- ---------------
            43                   1
------------------- ---------------

$      570,103      $      100,765
=================== ===============

    39,511.653           9,289.183
=================== ===============


$    14.428731      $    10.847563
=================== ===============





    40,988.240           7,431.190

$        13.91      $        13.56

$      535,334      $      101,391

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                             Statement of Operations

                          Year ended December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Investment income                 $     220,040     $     709,999    $     125,169     $       2,979    $           -

Expenses:
   Mortality and expense risk
     charge                             265,324           116,472           47,729             8,175          555,721
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net investment income (loss)            (45,284)          593,527           77,440            (5,196)        (555,721)

Net realized and unrealized gain (loss) on investments:
     Realized gain (loss) on
       investment transactions          653,810           (34,876)         (19,664)           (6,659)         941,408
     Unrealized appreciation
       (depreciation) of
       investments                    5,886,726            60,218           51,671            (3,670)      16,235,413
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net gain (loss) on investments        6,540,536            25,342           32,007           (10,329)      17,176,821
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase (decrease) in assets
   resulting from operations      $   6,495,252     $     618,869    $     109,447     $     (15,525)   $  16,621,100
                                  ================= ================ ================= ================ =================



See accompanying notes.





                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$     317,083       $      39,232     $      51,759    $           -     $      24,636    $     286,807     $     450,707



       93,869              48,842           113,577          106,543            21,918           61,987            58,545
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
      223,214              (9,610)          (61,818)        (106,543)            2,718          224,820           392,162




            -              26,316            71,623          294,616             2,495           (6,961)          (15,780)


      (56,229)            937,760           548,180        6,261,699           414,271         (335,925)         (128,542)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

      (56,229)            964,076           619,803        6,556,315           416,766         (342,886)         (144,322)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


$     166,985       $     954,466     $     557,985    $   6,449,772     $     419,484    $    (118,066)    $     247,840
=================== ================= ================ ================= ================ ================= ================


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)



                                   ALGER AMERICAN     JANUS ASPEN                       DREYFUS
                                     INCOME AND        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                       GROWTH           GROWTH          BALANCED      APPRECIATION        CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------

Investment income                 $     434,309     $      23,946    $     487,403   $     137,316   $      2,013

Expenses:
   Mortality and expense risk
     charge                             135,473           194,792          212,914         130,037         57,102
                                  ----------------- ---------------- --------------- --------------- ---------------
Net investment income (loss)            298,836          (170,846)         274,489           7,279        (55,089)


Net realized and unrealized gain (loss) on investments:
     Realized gain (loss) on
       investment transactions          217,501           444,522          294,348         133,316        (90,513)
     Unrealized appreciation
       (depreciation) of
       investments                    4,616,595        10,112,634        3,668,310         830,432      1,168,189
                                  ----------------- ---------------- --------------- --------------- ---------------

Net gain (loss) on investments        4,834,096        10,557,156        3,962,658         963,748      1,077,676
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase (decrease) in net
   assets resulting from          $   5,132,932     $  10,386,310    $   4,237,147   $     971,027   $  1,022,587
   operations
                                  ================= ================ =============== =============== ===============



See accompanying notes.

      MORGAN
 STANLEY EMERGING       PIMCO
  MARKETS EQUITY    VIT STOCKPLUS
   SUB-ACCOUNT       SUB-ACCOUNT
------------------- ---------------

$           -       $       7,215



          692                 165
------------------- ---------------
         (692)              7,050





       72,096                  13


       34,812                (624)
------------------- ---------------

      106,908                (611)
------------------- ---------------


$     106,216       $       6,439
=================== ===============

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase in net assets:
   Operations:
     Net investment income
       (loss)                     $     (45,284)    $     593,527    $      77,440     $      (5,196)   $    (555,721)
     Realized gain (loss) on
       investment transactions          653,810           (34,876)         (19,664)           (6,659)         941,408
     Unrealized appreciation
       (depreciation) of
       investments                    5,886,726            60,218           51,671            (3,670)      16,235,413
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase (decrease) in net
   assets resulting from              6,495,252           618,869          109,447           (15,525)      16,621,100
   operations

Change from accumulation unit
   transactions                      26,628,545        10,167,044        2,585,748           463,610       39,818,814
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Total increase in net assets         33,123,797        10,785,913        2,695,195           448,085       56,439,914

Net assets at beginning of            6,185,188         4,032,060        2,099,291           429,467       20,116,754
period
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net assets at end of period       $  39,308,985     $  14,817,973    $   4,794,486     $     877,552    $  76,556,668
                                  ================= ================ ================= ================ =================



See accompanying notes.




                                       11








                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------




$     223,214       $      (9,610)    $     (61,818)   $    (106,543)    $       2,718    $     224,820     $     392,162

            -              26,316            71,623          294,616             2,495           (6,961)          (15,780)


      (56,229)            937,760           548,180        6,261,699           414,271         (335,925)         (128,542)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


      166,985             954,466           557,985        6,449,772           419,484         (118,066)          247,840


    4,269,998           3,148,890         7,560,891        7,129,722         1,044,422        3,882,462         3,083,329
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

    4,436,983           4,103,356         8,118,876       13,579,494         1,463,906        3,764,396         3,331,169

    4,281,209           1,838,736         4,133,180        3,940,472         1,012,764        2,747,861         2,813,836
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$   8,718,192       $   5,942,092     $  12,252,056    $  17,519,966     $   2,476,670    $   6,512,257     $   6,145,005
=================== ================= ================ ================= ================ ================= ================




                                       12

                                             Separate Account VA-6 of
                                  Transamerica Life Insurance and Annuity Company

                                  Statement of Changes in Net Assets (continued)



                                       ALGER
                                  AMERICAN INCOME     JANUS ASPEN                       DREYFUS
                                     AND GROWTH        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                    SUB-ACCOUNT         GROWTH          BALANCED      APPRECIATION        CAP
                                                      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase in net assets:
   Operations:
     Net investment income
       (loss)                     $     298,836     $    (170,846)   $     274,489   $       7,279   $     (55,089)
     Realized gain (loss) on
       investment  transactions         217,501           444,522          294,348         133,316         (90,513)
     Unrealized appreciation
       (depreciation) of
       investments                    4,616,595        10,112,634        3,668,310`        830,432       1,168,189
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase (decrease) in net
   assets resulting from              5,132,932        10,386,310        4,237,147         971,027       1,022,587
   operations

Changes from accumulation unit
   transactions                      11,137,669        17,654,193       22,110,729       9,551,150       3,776,210
                                  ----------------- ---------------- --------------- --------------- ---------------

Total increase in net assets         16,270,601        28,040,503       26,347,876      10,522,177       4,798,797

Net assets at beginning of year       4,064,894         5,697,300        4,882,896       4,796,255       2,636,678
                                  ----------------- ---------------- --------------- --------------- ---------------

Net assets at end of year         $  20,335,495     $  33,737,803    $  31,230,772   $  15,318,432   $   7,435,475
                                  ================= ================ =============== =============== ===============



See accompanying notes.





                                       13








      MORGAN
 STANLEY EMERGING        PIMCO
  MARKETS EQUITY          VIT
    SUB-ACCOUNT        STOCKPLUS
                      SUB-ACCOUNT
-------------------- --------------




$        (692)       $       7,050

       72,096                   13


       34,812                 (624)
-------------------- --------------


      106,216                6,439


      463,887               94,326
-------------------- --------------

      570,103              100,765

            -                    -
-------------------- --------------

$     570,103        $     100,765
==================== ==============


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

 Period from January 12, 1998 (commencement of operations) to December 31, 1998


                                       ALLIANCE         ALLIANCE
                                    PREMIER GROWTH     GROWTH AND       OPPENHEIMER      OPPENHEIMER      TRANSAMERICA
                                      SUB-ACCOUNT        INCOME           MANAGED         SMALL CAP        VIF GROWTH
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase in net assets:
   Operations:
     Net investment income (loss)     $   (20,663)     $    93,130      $   (11,143)     $    (1,951)      $ 1,541,026
     Realized gain (loss) on
       investment transactions              9,374          (11,810)         (13,311)          (5,298)          224,895
     Unrealized appreciation
       (depreciation) of
       investments                        970,787          361,294           16,685              155         1,506,260
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets
   resulting from operations              959,498          442,614           (7,769)          (7,094)        3,272,181

Change from accumulation unit
   transactions                         5,225,690        3,589,446        2,107,060          436,561        16,844,573
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Total increase in net assets            6,185,188        4,032,060        2,099,291          429,467        20,116,754

Net assets at beginning of period               -                -                -                -                 -
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Net assets at end of period           $ 6,185,188      $ 4,032,060      $ 2,099,291      $   429,467       $20,116,754
                                    ================ ================ ================ ================= ================


See accompanying notes.





                                       16








                                                                         MORGAN STANLEY
   TRANSAMERICA                                                           INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
    VIF MONEY                           MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
MARKET SUB-ACCOUNT    MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACOUNT       SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------



  $    40,317         $    (5,457)      $   (19,027)     $   (13,376)      $      (493)     $   103,661       $   161,107

          270                (453)           (5,984)          (4,306)             (674)           1,296           (12,252)


       56,229             163,659           369,444          586,948               160          (64,122)         (100,822)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


       96,816             157,749           344,433          569,266            (1,007)          40,835            48,033


    4,184,393           1,680,987         3,788,747        3,371,206         1,013,771        2,707,026         2,765,803
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

    4,281,209           1,838,736         4,133,180        3,940,472         1,012,764        2,747,861         2,813,836

            -                   -                 -                -                 -                -                 -
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

  $ 4,281,209         $ 1,838,736       $ 4,133,180      $ 3,940,472       $ 1,012,764      $ 2,747,861       $ 2,813,836
=================== ================= ================ ================= ================ ================= ================





                                             Separate Account VA-6 of
                                  Transamerica Life Insurance and Annuity Company

                                  Statement of Changes in Net Assets (continued)

                  Period from January 12, 1998 (commencement of operations) to December 31, 1998

                                         ALGER
                                       AMERICAN        JANUS ASPEN                     DREYFUS CAPITAL
                                      INCOME AND        WORLDWIDE       JANUS ASPEN      APPRECIATION        DREYFUS
                                        GROWTH           GROWTH          BALANCED        SUB-ACCOUNT        SMALL CAP
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase in net assets:
   Operations:
     Net investment income (loss)     $    47,767      $    33,619      $    75,025      $     3,770       $    19,489
     Realized gain (loss) on
       investment transactions            (11,058)          (1,276)          16,321            6,062           (18,515)
     Unrealized appreciation
       (depreciation) of
       investments                        491,146          452,400          619,366          454,391           (16,234)
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets
   resulting from operations              527,855          484,743          710,712          464,223           (15,260)

Change from accumulation unit
   transactions                         3,537,039        5,212,557        4,172,184        4,332,032         2,651,938
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Total increase in net assets            4,064,894        5,697,300        4,882,896        4,796,255         2,636,678

Net assets at beginning of period               -                -                -                -                 -
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Net assets at end of period           $ 4,064,894      $ 5,697,300      $ 4,882,896      $ 4,796,255       $ 2,636,678
                                    ================ ================ ================ ================= ================

See accompanying notes.

                              Separate Account VA-6
                 Transamerica Life Insurance and Annuity Company

                          Notes to Financial Statements

                                December 31, 1999

                                       19

1. ORGANIZATION

Separate Account VA-6 of Transamerica Life Insurance and Annuity Company ("Separate Account") was established by Transamerica Life Insurance and Annuity Company ("Transamerica Life") as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996 resolutions of Transamerica's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission ("the Commission") under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on January 12, 1998.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's nineteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Magnum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, Dreyfus Small Cap, Morgan Stanley Emerging Markets Equity and PIMCO VIT StockPLUS (together "the Funds"). The Funds are open-end, diversified investment companies registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

INVESTMENT VALUATION

Investments in Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

                              Separate Account VA-6
                 Transamerica Life Insurance and Annuity Company

                    Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT INCOME

Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

FEDERAL INCOME TAXES

Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

3. EXPENSES AND CHARGES

Mortality and expense risk charges are deducted form each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 1.20% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the sub-account. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .35%.

The following charges are deducted form a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). This charge may change but is guaranteed not to exceed $60 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30. Additionally, there is a $10 fee for each transfer in excess of eighteen in each calendar year. In the event that a contract holder withdraws all or a portion of the contract holder's account, a contingent deferred sales load (CDSL) not exceeding 6% of premiums may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The amount of the CDSL is based upon elapsed time since the premium was received and disappears after the seventh year. During 1999, CDSL amounted to $77,064.

4. REMUNERATION

The separate account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. ACCUMULATION UNITS

The changes in accumulation units and amounts are as follows:


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Year ended December 31, 1999

Accumulation Units:
   Units sold                       1,150,187.485       502,971.812      181,583.435      21,295.199      2,035,471.824
   Units redeemed                     (37,971.274)      (23,234.689)      (8,040.765)       (398.348)      (117,191.886)
   Units transferred                  541,961.340       316,310.256       66,371.581      32,251.631        645,387.055
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        1,654,177.551       796,047.379      239,914.251      53,148.482      2,563,666.993
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                      15,247,050.345       174,333.788      384,297.790       328,467.480       50,344.669
   Units redeemed                    (724,530.551)       (9,184.776)     (22,640.100)       (9,356.530)      (4,834.347)
   Units transferred              (10,507,039.207)       83,050.548      260,907.051       143,108.648       47,129.299
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        4,015,480.587       248,199.560      622,564.741       462,219.598       92,639.621
                                  ================= ================ ================= ================ =================

                                                                      ALGER AMERICAN
                                   MORGAN STANLEY   MORGAN STANLEY      INCOME AND       JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD          GROWTH          WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         GROWTH           BALANCED
                                                                                         SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                         158,959.661       118,987.338      577,035.945       784,616.523    1,030,839.833
   Units redeemed                     (17,060.765)      (17,482.256)     (20,966.788)      (25,497.851)     (25,096.610)
   Units transferred                  232,066.572       189,528.970      236,678.161       434,072.458      512,022.250
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                          373,965.468       291,034.052      792,747.318     1,193,191.130    1,517,765.473
                                  ================= ================ ================= ================ =================





5. ACCUMULATION UNITS (CONTINUED)

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION        DREYFUS       MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT        SMALL CAP       SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------

Accumulation Units:
   Units sold                         489,603.950       259,178.342     11,571.407           3,424.049
   Units redeemed                     (18,096.200)       (6,736.271)        (0.117)             (0.822)
   Units transferred                  245,680.723       111,487.469     27,940.363           5,865.956
                                  ----------------- ---------------- ----------------- ----------------
Net increase                          717,188.473       363,929.540     39,511.653           9,289.183
                                  ================= ================ ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Year ended December 31, 1999

Amounts:
   Sales                          $  18,515,436     $   6,423,910    $   1,957,070     $     185,756    $  31,614,899
   Redemptions                         (611,252)         (296,751)         (86,661)           (3,474)      (1,820,221)
   Transfers                          8,724,361         4,039,885          715,339           281,328       10,024,136
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $  26,628,545     $  10,167,044    $   2,585,748     $     463,610    $  39,818,814
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $  16,213,468     $   2,211,760    $   4,667,199     $   5,066,600    $     567,587
   Redemptions                         (770,454)         (116,526)        (274,958)         (144,324)         (54,502)
   Transfers                        (11,173,016)        1,053,656        3,168,650         2,207,446          531,337
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   4,269,998     $   3,148,890    $   7,560,891     $   7,129,722    $   1,044,422
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   1,650,696     $   1,260,598    $   8,107,041     $  11,609,013    $  15,017,222
   Redemptions                         (177,165)         (185,213)        (294,571)         (377,260)        (365,606)
   Transfers                          2,408,931         2,007,944        3,325,199         6,422,440        7,459,113
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   3,882,462     $   3,083,329    $  11,137,669     $  17,654,193    $  22,110,729
                                  ================= ================ ================= ================ =================


5. ACCUMULATION UNITS (CONTINUED)

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION     DREYFUS SMALL    MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT           CAP          SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------

Amounts:
   Sales                          $   6,520,295     $   2,689,289    $     135,854     $      34,769
   Redemptions                         (240,995)          (69,896)              (1)               (8)
   Transfers                          3,271,850         1,156,817          328,034            59,565
                                  ----------------- ---------------- ----------------- ----------------
Net increase                      $   9,551,150     $   3,776,210    $     463,887     $      94,326
                                  ================= ================ ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Period from January 12, 1998
to December 31, 1998
---------------------------------

Accumulation Units:
   Units sold                       405,514.499         322,509.748      189,242.536        44,756.495    1,548,611.269
   Units redeemed                    (3,888.691)         (1,520.939)        (777.337)         (147.621)     (95,167.336)
   Units transferred                 26,022.380          18,551.258       10,702.783         3,288.294      (28,602.510)
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        427,648.138         339,540.067      199,167.982        47,897.168    1,424,841.423
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                     5,500,255.363         142,988.314      330,630.911       276,470.688       87,091.861
   Units redeemed                    (2,062.198)         (4,416.640)      (1,298.233)       (1,568.594)        (464.787)
   Units transferred              (1,368,299.201)        12,741.232       13,511.846        23,311.839        7,928.254
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      4,129,893.964         151,312.906      342,844.524       298,213.933       94,555.328
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                         237,248.878       253,931.309      289,673.784       422,289.213      360,603.402
   Units redeemed                        (985.174)       (1,033.135)        (723.615)       (1,069.840)     (22,736.191)
   Units transferred                   23,062.761        19,972.583       20,798.773        29,122.927       31,061.110
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                          259,326.465       272,870.757      309,748.942       450,342.300      368,928.321
                                  ================= ================ ================= ================ =================




5. ACCUMULATION UNITS (CONTINUED)

                                  DREYFUS CAPITAL       DREYFUS
                                    APPRECIATION       SMALL CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ----------------

Accumulation Units:
   Units sold                         368,198.962       272,098.659
   Units redeemed                      (2,294.029)         (326.488)
   Units transferred                   10,715.426         3,754.303
                                  ----------------- ----------------
Net increase                          376,620.359       275,526.474
                                  ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Period from January 12, 1998
--------------------------------
to December 31, 1998

Amounts:
   Sales                          $   4,954,418     $   3,411,999    $   2,002,455     $     407,942    $  18,309,974
   Redemptions                          (47,478)          (16,075)          (8,209)           (1,344)      (1,125,549)
   Transfers                            318,750           193,522          112,814            29,963         (339,852)
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   5,225,690     $   3,589,446    $   2,107,060     $     436,561    $  16,844,573
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   5,573,456     $   1,588,416    $   3,653,939     $   3,126,319    $     933,831
   Redemptions                           (2,089)          (49,043)         (14,373)          (17,694)          (4,980)
   Transfers                         (1,386,974)          141,614          149,181           262,581           84,920
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   4,184,393     $   1,680,987    $   3,788,747     $   3,371,206    $   1,013,771
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   2,476,824     $   2,575,049    $   3,307,793     $   4,890,611    $   4,075,419
   Redemptions                          (10,286)          (10,477)          (8,233)          (12,394)        (256,882)
   Transfers                            240,488           201,231          237,479           334,340          353,647
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   2,707,026     $   2,765,803    $   3,537,039     $   5,212,557    $   4,172,184
                                  ================= ================ ================= ================ =================





5. ACCUMULATION UNITS (CONTINUED)

                                  DREYFUS CAPITAL    DREYFUS SMALL
                                    APPRECIATION          CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ----------------

Amounts:
   Sales                          $   4,235,043     $   2,606,986
   Redemptions                          (26,372)           (3,125)
   Transfers                            123,361            48,077
                                  ----------------- ----------------
Net increase                      $   4,332,032     $   2,651,938
                                  ================= ================

6. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from the sales of investments during the year ended December 31, 1999 were:

                                    ALLIANCE
                                      ALLIANCE        GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                       GROWTH           INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Aggregate purchases                 $28,821,517       $11,615,805       $3,143,095          $494,133      $44,755,385
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales      $  2,512,727     $     965,845      $   469,055         $  35,580     $  5,686,255
                                  ================= ================ ================= ================ =================


                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Aggregate purchases                 $22,616,002        $3,408,425       $8,275,181       $8,068,588       $1,200,392
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales       $17,635,459       $   284,725      $   877,617       $1,068,135      $   152,421
                                  ================= ================ ================= ================ =================




6. INVESTMENT TRANSACTIONS (CONTINUED)

                                                                      ALGER AMERICAN
                                   MORGAN STANLEY   MORGAN STANLEY      INCOME AND       JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD          GROWTH          WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         GROWTH           BALANCED
                                                                                         SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------


Aggregate purchases                 $4,635,604        $3,916,870      $12,640,018       $19,398,096      $23,486,727
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales      $   559,981       $   517,230     $  1,228,203      $  2,001,697     $  1,348,530
                                  ================= ================ ================= ================ =================

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION        DREYFUS       MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT        SMALL CAP       SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------


Aggregate purchases                $10,459,049        $4,549,809          $736,015          $101,552
                                  ================= ================ ================= ================

Aggregate proceeds from sales     $     862,852      $   729,394          $272,777       $       173
                                  ================= ================ ================= ================





                 Transamerica Life Insurance and Annuity Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................6
Statements of Cash Flow - Statutory Basis...............................................................7
Notes to Financial Statements - Statutory Basis.........................................................9


Statutory Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties -
   Statutory Basis.....................................................................................33
Supplementary Insurance Information - Statutory Basis..................................................34
Reinsurance - Statutory Basis..........................................................................36


2






                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance and Annuity Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance and Annuity Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



March 31, 2000

3

                 Transamerica Life Insurance and Annuity Company

                        Balance Sheets - Statutory Basis

                                 (Dollars in thousands, except per share amounts)


                                                                                  DECEMBER 31
                                                                            1999              1998
                                                                     --------------------------------------
ADMITTED ASSETS Cash and invested assets:
   Bonds                                                              $     12,569,942  $     12,316,491
   Preferred stocks-unaffiliated                                               153,263           118,440
   Common stocks-unaffiliated                                                  198,562           108,401
   Common stock-subsidiaries                                                   120,319           112,957
   Mortgage loans on real estate                                               406,037           364,453
   Policy loans                                                                  9,508            10,036
   Cash and short-term investments                                             367,023           414,787
   Other investments                                                           221,601           136,610
                                                                     --------------------------------------
Total cash and invested assets                                              14,046,255        13,582,175

Accrued investment income                                                      202,664           172,788
Deferred and uncollected premiums                                                1,909             4,919

Commissions and expense allowances due                                           2,205             8,236

Other admitted assets                                                           14,014            21,936

Separate account assets                                                      6,118,265         4,575,184
                                                                     --------------------------------------
Total admitted assets                                                 $     20,385,312  $     18,365,238
                                                                     ======================================






8








                                                                                  DECEMBER 31
                                                                            1999              1998
                                                                     --------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Reserves for future policy benefits                                $      9,221,606  $      8,084,356
   Premiums and other deposit funds                                          1,211,802         2,013,253
   Funding agreements                                                        2,670,635         2,355,990
   Other                                                                         1,824             2,278
   Accounts payable and other liabilities                                      139,395           285,876
   Asset valuation reserve                                                     214,753           177,794
   Interest maintenance reserve                                                 28,192            39,678
   Separate account liabilities                                              6,099,996         4,575,184
                                                                     --------------------------------------
Total liabilities                                                           19,588,203        17,534,409

Capital and surplus:
   Common Stock ($100 par value):
     Authorized shares - 50,000
     Issued and outstanding shares - 25,000 in 1999
       and 15,300 in 1998                                                        2,500             1,530
   Contributed surplus                                                         228,816           228,816
   Unassigned surplus                                                          565,793           600,483
                                                                     --------------------------------------
Total capital and surplus                                                      797,109           830,829
                                                                     --------------------------------------
Total liabilities and capital and surplus                              $    20,385,312   $    18,365,238
                                                                     ======================================

See accompanying notes.




                 Transamerica Life Insurance and Annuity Company

                   Statements of Operations - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
Revenues:
   Premiums and annuity considerations                          $      169,711    $      338,850   $      430,860
   Fund deposits                                                     5,793,132         4,053,557        2,122,178
   Net investment income                                             1,032,629         1,064,299        1,048,328
   Amortization of interest maintenance reserve                           (359)            1,178              (92)
   Other                                                               112,386            40,530           14,995
                                                              ------------------------------------------------------
                                                                     7,107,499         5,498,414        3,616,269

Benefits and expenses:
   Benefits paid or provided for:
     Annuity benefits                                                  406,862           390,039          378,915
     Surrender benefits and other withdrawals                        5,326,123         3,908,081        2,541,297
     Interest on policy or contract funds                              158,829           129,676          158,089
     Increase in reserves                                            1,137,250            68,165           88,915
     Decrease in liability for premium and other deposit funds
                                                                      (801,451)         (441,595)         (12,782)
     Other                                                               9,940            12,468            5,065
                                                              ------------------------------------------------------
                                                                     6,237,553         4,066,834        3,159,499
   Expenses:
     Commissions and expense allowances                                156,845            68,615           43,736
     Other operating expenses                                          110,399            94,956           85,177
     Net transfers to separate accounts                                502,778         1,103,788          173,890
                                                              ------------------------------------------------------
                                                                       770,022         1,267,359          302,803
                                                              ------------------------------------------------------
                                                                     7,007,575         5,334,193        3,462,302
                                                              ------------------------------------------------------
Gain from operations before dividends to policyholders,
   federal income tax expense and
   net realized capital gains (losses)                                  99,924           164,221          153,967
Dividends to policyholders                                                 257               215              121
                                                              ------------------------------------------------------
Gain from operations before federal income tax
   expense and net realized capital gains (losses)                      99,667           164,006          153,846
Federal income tax expense                                              38,559            61,553           50,161
                                                              ------------------------------------------------------
Gain from operations before net realized capital gains
   (losses)                                                             61,108           102,453          103,685

Net realized capital gains (losses)                                     (8,012)          106,488           31,659
                                                              ------------------------------------------------------
Net income                                                      $       53,096    $      208,941   $      135,344
                                                              ======================================================

See accompanying notes.




                 Transamerica Life Insurance and Annuity Company

                          Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                    1999              1998             1997
                                                              -----------------------------------------------------

Capital and surplus at beginning of year                        $      830,829    $      675,268   $      568,693
Net income                                                              53,096           208,941          135,344
Increase (decrease) in net unrealized capital gains                      6,779            44,869           (2,199)
Increase in liability for reinsurance in
   unauthorized companies                                               (1,826)             (443)             (32)
(Increase) decrease in non-admitted assets                              (8,169)          (13,488)           1,779
Increase in asset valuation reserve                                    (36,959)          (22,992)          (7,992)
Dividends paid to parent                                               (50,000)          (50,000)         (40,000)
Increase in contributed surplus                                            970                 -           20,029
Other                                                                    2,389           (11,326)            (354)
                                                              ------------------------------------------------------
Capital and surplus at end of year                              $      797,109    $      830,829   $      675,268
                                                              ======================================================

See accompanying notes.





                 Transamerica Life Insurance and Annuity Company

                    Statements of Cash Flow - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
OPERATING ACTIVITIES
Premiums and annuity considerations                             $      172,721    $      336,451   $      428,243
Fund deposits                                                        5,793,132         4,054,271        2,116,788
Other income received                                                  131,708            30,701            4,876
Investment income received                                             965,065         1,062,909          993,082
Life claims paid                                                       (14,530)           (5,038)          (1,384)
Surrender benefits and other fund withdrawals paid                  (5,324,839)       (3,936,376)      (2,532,263)
Other benefits paid to policyholders                                  (570,325)         (525,826)        (539,918)
Commissions, other expenses and taxes paid                            (274,156)         (153,238)        (128,774)
Dividends paid to policyholders                                           (257)             (215)            (121)
Federal income taxes paid                                              (63,826)         (126,165)         (29,145)
Net transfer to separate accounts                                     (513,986)       (1,108,006)        (173,890)
Other expenses paid                                                     (3,425)          (11,288)          (2,058)
                                                              ------------------------------------------------------
Net cash provided by (used in) operating activities                    297,282          (381,820)         135,436

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                             3,757,923         4,130,583        4,455,430
   Stocks                                                               89,662           415,807          140,896
   Mortgage loans                                                       68,866            68,866           53,186
   Other invested assets                                                     -             3,193            7,101
   Miscellaneous proceeds                                                5,463               234            9,691
                                                              ------------------------------------------------------
Total investment proceeds                                            3,921,914         4,618,683        4,666,304
Taxes paid on capital gains                                                  -                 -           12,861
                                                              ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                                    3,921,914         4,618,683        4,653,443

Cost of investments acquired:
   Bonds                                                            (4,001,611)       (3,049,192)      (4,966,625)
   Stocks                                                             (197,512)         (349,174)        (137,079)
   Mortgage loans                                                      (63,520)          (55,835)         (23,785)
   Other invested assets                                                (1,272)           (9,601)          (1,173)
   Miscellaneous applications                                          (29,374)          (83,519)            (711)
                                                              ------------------------------------------------------
Total cost of investments acquired                                  (4,293,289)       (3,547,321)      (5,129,373)
Net decrease in policy loans                                               528               981            2,553
                                                              ------------------------------------------------------
Net cash (used in) provided by investing activities                   (370,847)        1,072,343         (473,377)




                 Transamerica Life Insurance and Annuity Company

                               Statements of Cash Flow - Statutory Basis (continued)

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------

FINANCING ACTIVITIES Other cash provided:
   Capital surplus paid-in                                      $          970    $            -   $       20,029
   Other sources                                                       303,795           174,802          450,051
                                                              ------------------------------------------------------
Total other cash provided                                              304,765           174,802          470,080
                                                              ------------------------------------------------------

Other cash applied:
   Dividends paid to shareholders                                      (50,000)          (50,000)         (40,000)
   Other applications, net                                            (228,964)         (491,410)         (24,323)
                                                              ------------------------------------------------------
Total other cash applied                                              (278,964)         (541,410)         (64,323)
                                                              ------------------------------------------------------
Net cash provided by (used in) financing activities                     25,801          (366,608)         405,757

Net increase (decrease) in cash and short-term investments
                                                                       (47,764)          323,915           67,816

Cash and short-term investments at
   beginning of year                                                   414,787            90,872           23,056
                                                              ------------------------------------------------------
Cash and short-term investments at end of year                  $      367,023    $      414,787   $       90,872
                                                              ======================================================

See accompanying notes.


                 Transamerica Life Insurance and Annuity Company

                 Notes to Financial Statements - Statutory Basis

                                December 31, 1999


32

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Life Insurance and Annuity Company (the Company) is domiciled in North Carolina. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect wholly owned subsidiary of Transamerica Corporation. The Company is the parent of Transamerica Assurance Company (TAC), a Missouri domiciled life insurance company, and Gemini Investments, Inc., an investment company acquired in 1998. During 1999, Transamerica Corporation was merged with an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company engages in providing life insurance, pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are relatively evenly distributed in 49 states.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the North Carolina Department of Insurance (the North Carolina Department), which vary in some respects from accounting principles generally accepted in the United States
(GAAP). The more significant variances from GAAP are as follows:

       The accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value. Changes in the subsidiaries' net carrying values are charged or credited directly to unassigned surplus.

                 Transamerica Life Insurance and Annuity Company

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

       Bonds, where permitted, are carried at amortized cost, rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value) and trading (reported at fair value) classifications.

       The costs of acquiring new and renewal business, such as commissions and underwriting and policy issue costs, are expensed when incurred rather than deferred and amortized over the terms of the related policies.

       Certain assets recognized under GAAP, principally agents' debit balances and furniture and equipment, are "non-admitted" and excluded from the accompanying financial statements under SAP and are charged directly to unassigned surplus.

       Reserves for future policy benefits generally are calculated based on mortality and interest assumptions that are statutorily required rather than using estimated expected experience or actual account balances. The policy liabilities are reported net, rather than gross, of ceded amounts.

       Revenues for investment-type contracts consist of the entire premium received and benefits represent the benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account value.

       An Interest Maintenance Reserve (IMR) is provided which defers certain realized capital gains and losses attributable to changes in the general level of interest rates. Such deferred gains or losses are amortized into investment income over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

       An Asset Valuation Reserve (AVR) is provided which reclassifies a portion of surplus to liabilities. The AVR is calculated according to a specified formula as prescribed by the National Association of Insurance Commissioners (NAIC) and is intended to stabilize the Company's surplus against possible fluctuations in the market values of bonds, equity securities, mortgage loans, real estate, and other invested assets. Changes in the required AVR balance are charged or credited directly to unassigned surplus.

       Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

       Policyholders dividends are recognized when declared rather than over the term of the related policies.

       A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance or amounts deemed uncollectible would be established through a charge to earnings.

Other significant accounting policies are as follows:

INVESTMENTS

Investments are shown on the following bases:

       Bonds - where permitted, at amortized cost; all others are carried at values prescribed by the Securities Valuation Office of the NAIC (SVO); premiums and discounts are amortized using the interest method. For loan-backed bonds, the interest method including anticipated prepayments at the date of purchase is used. Prepayment assumptions for loan-backed bonds are estimated using broker dealer survey values. The retrospective adjustment method is used to value all securities except for interest only securities which are valued using the prospective method.

       Preferred stocks - where permitted, at cost; all others are carried at fair value based on NAIC values.

       Common stocks - at fair value based on NAIC market values, except for the investment in subsidiaries which are at statutory net carrying value. The related unrealized capital gains or losses are reported in unassigned surplus without any adjustments for federal income taxes.

       Mortgage loans on real estate - at the aggregate unpaid balances.

       Policy loans - at the aggregate unpaid principal balances.

       Other investments - consists of partnerships, receivable for securities sold and derivatives and are reported primarily at the lower of cost or fair value. Derivative instruments are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Gains and losses on disposal of investments are recognized on the specific-identification basis. Changes in the statutory fair values of stocks and those bonds carried at NAIC statement values, rather than amortized cost, are reported as unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Short-term investments include investments with maturities of less than one year at date of acquisition. The Company had a net cash overdraft balance of $0 and $110 at December 31, 1999 and 1998, respectively.

SEPARATE ACCOUNTS

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct and are reported at fair value. Substantially all investment risks associated with fair value changes are borne by the clients. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

POLICY RESERVES

Life and annuity benefit reserves are calculated based upon published tables using such interest rate assumptions and valuation methods that will provide, in the aggregate, reserves that meet the amounts required by the North Carolina Department. The Company waives deductions of deferred fractional premiums upon death of the insureds and, for more recent issues, returns any portion of the final premium beyond the date of death.

PREMIUM REVENUES

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

RECLASSIFICATIONS

Certain reclassifications of 1997 and 1998 amounts have been made to conform with the 1999 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values for bonds are based on market values prescribed by the SVO rather than on actual or estimated market values. For bonds without available market values, amortized costs are used as estimated fair values. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $6,447 million and $6,566 million, respectively, of bonds that were valued at amortized cost.

Fair values for preferred and common stocks are based on market values prescribed by the SVO, except for the investment in subsidiaries which are at statutory net carrying value.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

Fair values for derivative instruments are estimated using values obtained from independent pricing services.

The carrying amounts of cash and short-term investments and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts, included in reserves for future policy benefits and premium and other deposit funds, are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying values and fair values of financial instruments are as follows (in thousands):

                                                                       DECEMBER 31
                                                          1999                             1998
                                            --------------------------------- --------------------------------
                                                CARRYING          FAIR            CARRYING         FAIR
                                                 VALUE           VALUE             VALUE           VALUE
                                            --------------------------------- --------------------------------
Financial assets:
   Bonds                                     $   12,569,942  $   12,503,313    $   12,316,491  $   12,802,540
   Preferred stocks                                 153,263         160,651           118,440         115,201
   Common stocks                                    318,881         318,881           221,358         221,358
   Mortgage loans on real estate                    406,037         390,020           364,453         395,310
   Policy loans                                       9,508           9,508            10,036          10,036
   Floors and caps                                   18,456          17,118            21,598          57,954
   Short-term investments                           367,023         367,023           414,787         414,787
   Cash on hand and on deposit                            -               -                 -               -
   Accrued investment income                        202,664         202,664           172,788         172,788

Financial liabilities (liabilities for investment-type contracts):
     Single and flexible premium
       deferred annuities                         5,107,350       4,852,274         3,819,956       3,657,037
     Single premium immediate annuities             582,921         553,705           307,956         325,366
     Guaranteed investment contracts              2,003,251       2,036,664         2,013,253       2,034,864
     Funding agreements                           2,670,635       2,642,116         2,355,990       2,347,701
     Other deposit contracts                      1,954,414       1,921,062         1,677,464       1,683,371

Off-balance sheet assets (liabilities): Swap designated as hedges that are in a:
     Receivable position                                  -         126,973                 -          16,420
     Payable position                                     -         (59,773)                -          (2,933)


The Company enters into various interest-rate agreements in the normal course of business primarily as a means of managing its interest rate exposure.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded. As of December 31, 1999, there were no unfunded interest rate swap agreements.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                          AGGREGATE           WEIGHTED
                                                           NOTIONAL            AVERAGE            FAIR
                                                            AMOUNT           FIXED RATE          VALUE
                                                      -------------------------------------------------------

DECEMBER 31, 1999
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                               $      2,063,339        6.02%       $        79,362
     Floating rate interest                                     240,569        6.09                   (271)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                           40,000        5.88                    571
Interest rate swap agreements designated
   as hedges of financial liabilities, where
   the Company pays:
     Fixed rate interest                                         78,600        6.18                    818
     Floating rate interest                                   1,152,078        6.40                 (8,750)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                          155,000        6.16                 (1,047)
Interest rate floor agreements                                  160,500           -                  9,462
Swaptions                                                     1,770,000        6.15                  9,270
Other                                                             4,866           -                  3,386




2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                            AGGREGATE         WEIGHTED
                                                            NOTIONAL          AVERAGE
                                                             AMOUNT          FIXED RATE       FAIR VALUE
                                                      -------------------------------------------------------
DECEMBER 31, 1998
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                                $       320,535        5.56%        $      (83,692)
     Floating rate interest                                     451,729        4.09                 23,002
Interest rate swap  agreements  designated  as hedges of financial  liabilities, where the Company pays:
     Fixed rate interest                                         28,600        5.55                    177
     Floating rate interest                                   1,738,800        5.41                 13,310
Interest rate floor agreements                                  160,500           -                 16,675
Swaptions                                                     1,770,000        5.35                 38,728
Other                                                             4,866           -                  2,552

Generally, notional amounts indicate the volume of transactions and fair values indicate the amounts subject to credit risk.

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of temporary cash investments, fixed maturities, mortgage loans on real estate and reinsurance recoverables. The Company places its temporary cash investments with high credit quality financial institutions. Concentration of credit risk with respect to investments in fixed maturities and mortgage loans on real estate is limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1999, the Company had no significant concentration of credit risk.

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities are summarized as follows (in thousands):

                                                               GROSS          GROSS
                                             CARRYING       UNREALIZED     UNREALIZED       ESTIMATED
                                               VALUE           GAINS         LOSSES         FAIR VALUE
                                         ------------------------------------------------------------------
DECEMBER 31, 1999
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       216,181  $     13,246   $      1,538   $       227,889
Obligations of states and
   political subdivisions                          72,500            13            644            71,869
Foreign governments                                22,067         1,252              -            23,319
Corporate securities                            8,932,101       138,190        203,667         8,866,624
Public utilities                                1,472,771        17,160         28,776         1,461,155
Mortgage and other asset-
   backed securities                            1,854,322           234          2,099         1,852,457
                                         ------------------------------------------------------------------
                                          $    12,569,942  $    170,095   $    236,724   $    12,503,313
                                         ==================================================================

DECEMBER 31, 1998
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       143,002  $     53,537   $         28   $       196,511
Obligations of states and
   political subdivisions                          84,827         5,223              -            90,050
Foreign governments                                22,060         4,963              -            27,023
Corporate securities                            8,720,653       360,172         32,266         9,048,559
Public utilities                                1,544,895        95,323            875         1,639,343
Mortgage and other asset-
   backed securities                            1,801,054             -              -         1,801,054
                                         ------------------------------------------------------------------
                                          $    12,316,491  $    519,218   $      33,169  $    12,802,540
                                         ==================================================================



The carrying value and estimated fair value of bonds at December 31, 1999, by contractual maturity, are as follows (in thousands):

                                                                   CARRYING         ESTIMATED
                                                                    VALUE          FAIR VALUE
                                                              ------------------------------------

Maturity:
   Due in one year or less                                      $      362,958    $      360,091
   Due after one year through five years                             2,149,228         2,173,346
   Due after five years through ten years                            3,238,327         3,190,037
   Due after ten years                                               4,965,107         4,927,382
   Mortgage and other asset-backed securities                        1,854,322         1,852,457
                                                              ------------------------------------
                                                                $   12,569,942    $   12,503,313
                                                              ====================================

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The costs and fair values of preferred stocks and common stocks (unaffiliated companies) are as follows (in thousands):

                                                  GROSS             GROSS
                                                UNREALIZED        UNREALIZED          FAIR
                                 COST              GAIN              LOSS             VALUE
                           -----------------------------------------------------------------------

DECEMBER 31, 1999
Preferred stocks            $       153,263  $        17,154   $         9,766   $       160,651
Common stocks                       111,756           94,441             7,635           198,562

DECEMBER 31, 1998
Preferred stocks            $       118,440  $         1,191   $         4,430   $       115,201
Common stocks                        43,468           66,240             1,307           108,401

The maximum and minimum lending rates for mortgage loans during 1999 were 8.95% and 6.60%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of any purchase money or insured or guaranteed mortgages, was 80%. Fire insurance is carried in every case at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

Net investment  income by major category of investments is summarized as follows
(in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

Bonds                                          $      988,055    $    1,026,381   $    1,016,359
Stocks                                                 12,291             6,055            7,468
Mortgage loans on real estate                          30,246            32,769           33,681
Policy loans                                              300               336              432
Other                                                  11,444            11,677            2,720
                                             ------------------------------------------------------
                                                    1,042,336         1,077,218        1,060,660
Investment expense                                     (9,707)          (12,919)         (12,332)
                                             ------------------------------------------------------
                                               $    1,032,629    $    1,064,299   $    1,048,328
                                             ======================================================

The realized capital gains and losses are reported net of federal income taxes and amounts transferred to IMR are as follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

Net gains (losses) on disposition of investments in:
     Bonds                                     $      (19,775)   $       10,901   $      (22,928)
     Stocks                                            (4,485)          166,345           47,181
     Other                                             (6,289)           (3,073)           1,525
                                             ------------------------------------------------------
                                                      (30,549)          174,173           25,778
Related income (taxes) recovery                        10,692           (60,960)          (9,022)
Transfer from (to) the IMR                             11,845            (6,725)          14,903
                                             ------------------------------------------------------
Net investment gains (losses)                  $       (8,012)   $      106,488   $       31,659
                                             ======================================================




3. INVESTMENTS (CONTINUED)

Proceeds, gross gains and gross losses from the disposition of investment in bonds and other information related to investments are summarized as follows (in thousands):

                                                                YEAR ENDED DECEMBER 31
                                                       1999              1998             1997
                                                 -----------------------------------------------------
    Proceeds from disposition of investment in
      bonds                                       $     3,757,923  $     4,130,583   $     4,455,430
    Gross gains on disposition of investment in
      bonds                                                29,345           30,206            19,221
    Gross losses on disposition of investment in
      bonds                                                49,120           19,305            42,149

    Change in net unrealized gains (losses):
         Bonds                                            (10,822)            (513)                -
         Preferred stocks                                    (253)          (1,448)            5,514
         Common stocks                                     29,235           35,348            (8,213)
         Other                                            (11,381)          11,482               500
                                                 -----------------------------------------------------
                                                  $         6,779  $        44,869   $        (2,199)
                                                 =====================================================

Common stocks-subsidiaries are carried at the statutory capital and surplus of the subsidiaries of $120 million (cost of $143 million) in 1999, and $112 million (cost of $143 million) in 1998. No dividends were received from the subsidiaries in 1999, 1998 or 1997.

In 1998, the Company increased its investment in subsidiaries by purchasing Gemini Investments, Inc. (Gemini) with a cost-basis of $63.6 million. Gemini's only activity is to hold certain investment securities.

4. REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes the effect of certain reinsurance transactions (in thousands):

                                                                                ASSUMED
                                                        CEDED TO                 FROM
                                             --------------------------------
                                  DIRECT        AFFILIATED    UNAFFILIATED    AFFILIATED         NET
                                  AMOUNT        COMPANIES       COMPANIES      COMPANIES       AMOUNT
                              -----------------------------------------------------------------------------
Year ended
   December 31, 1999:
     Premium revenue            $     181,992  $         586   $      79,073  $    67,378    $   169,711
                              =============================================================================

At December 31, 1999:
   Life insurance in force      $      82,964  $      34,165   $           -  $         -    $    48,799
                              =============================================================================

Reserves for future policy
   benefits                     $   5,218,969  $       4,520   $      13,768 $  4,020,925    $ 9,221,606
Policy and contract claims
   payable                             18,201              -          17,385            -            816
                              -----------------------------------------------------------------------------
                                $   5,237,170  $       4,520   $      31,153  $ 4,020,925    $ 9,222,422
                              =============================================================================

Year ended
   December 31, 1998:
     Premium revenue            $     226,930  $         678   $      64,264  $   176,862    $   338,850
                              =============================================================================

At December 31, 1998:
   Life insurance in force      $      94,458  $      38,491   $           -  $        13    $    55,980
                              =============================================================================

Reserves for future policy
   benefits                     $   3,111,826  $       4,700   $      16,487 $  4,993,717    $ 8,084,356
Policy and contract claims
   payable                             21,673              -          19,265            -          2,408
                              -----------------------------------------------------------------------------
                                $   3,133,499  $       4,700   $      35,752  $ 4,993,717    $ 8,086,764
                              =============================================================================

Year ended
   December 31, 1997:
     Premium revenue            $     266,148  $         783   $      17,214  $   182,709    $   430,860
                              =============================================================================

At December 31, 1997:
   Life insurance in force      $     103,418  $      44,818   $           -  $        70    $    58,670
                              =============================================================================

Reserves for future policy
   benefits                     $   2,584,863  $       5,133   $       5,075 $  5,441,536    $ 8,016,191
Policy and contract claims
   payable                              4,350              -           4,248          767            869
                              -----------------------------------------------------------------------------
                                $   2,589,213  $       5,133   $       9,323  $ 5,442,303    $ 8,017,060
                              =============================================================================




4. REINSURANCE (CONTINUED)

                                                                             ASSUMED
                                                           CEDED TO           FROM
                                          DIRECT            OTHER          AFFILIATED           NET
                                          AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                     -----------------------------------------------------------------------

Year ended
   December 31, 1999:
     Benefits paid or provided         $      224,707   $       85,631    $      277,726   $      416,802
                                     =======================================================================

Year ended
   December 31, 1998:
     Benefits paid or provided         $      167,435   $       42,773    $      277,845   $      402,507
                                     =======================================================================

Year ended
   December 31, 1997:
     Benefits paid or provided         $      113,417   $        7,114    $      277,677   $      383,980
                                     =======================================================================

5. INCOME TAXES

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by
Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates: TOLIC, TAC and Transamerica Life Insurance Company of New York. The method of allocation between the companies for the period beginning July 22, 1999, will be subject to written agreement to be approved by the Board of Directors. It is anticipated that this agreement will require that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.

Amounts due to TOLIC for federal income taxes were $8.5 million and $36.1 million at December 31, 1999 and 1998, respectively, and are included in accounts payable and other liabilities in the accompanying balance sheets.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income tax expenses or benefits related to net realized gains or losses on investment transactions (in thousands):

                                                               YEAR ENDED DECEMBER 31
                                                      1999              1998              1997
                                                ------------------------------------------------------

Federal income taxes at statutory rate            $       34,883    $    57,402       $      53,846
Amortization of IMR                                          126           (412)                 32
Income not subject to tax                                 (1,535)        (1,094)             (1,382)
Other                                                      5,085          5,657              (2,335)
                                                ------------------------------------------------------
Provision for income taxes                        $       38,559    $    61,553       $      50,161
                                                ======================================================

The Company records a deferred tax asset for the tax effect of the temporary difference that arises between statutory basis and tax basis deferred acquisition costs and policy reserves. The resulting deferred tax asset was non-admitted at December 31, 1999 and 1998. This practice differs from prescribed SAP and has been permitted by the North Carolina Department and has no effect on capital and surplus.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983, pursuant to the Life Insurance Tax Act of 1984. That amount would become subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1999, was $20.3 million. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7.1 million.

6. ANNUITY RESERVES AND DEPOSIT LIABILITIES

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows (in thousands):

                                                                       DECEMBER 31
                                                           1999                            1998
                                              ------------------------------- -------------------------------
                                                    AMOUNT        PERCENT           AMOUNT        PERCENT
                                              ------------------------------- -------------------------------
  Subject to discretionary withdrawal - with adjustments:
       With market value adjustment            $      8,232,898        50%     $      7,585,914        52%
       At book value less surrender charge
                                                      2,191,632        14             1,260,466         9
                                              ------------------------------- -------------------------------
                                                     10,424,530        64             8,846,380        61
  Subject to discretionary withdrawal -
    without adjustment                                2,737,028        17             2,522,495        17
  Not subject to discretionary withdrawal
    provision                                         3,122,738        19             3,124,785        22
                                              -------------------             -------------------
                                                                -------------                   -------------
  Total annuity reserves and deposit
    liabilities                                      16,284,296       100%           14,493,660       100%
                                                                =============                   =============
  Less reinsurance                                            -                               -
                                              -------------------             -------------------
  Net annuity reserves and deposit liabilities
                                               $     16,284,296*              ==================
                                                                               $     14,493,660*

===================================================================================================================

   * Includes $5,876 million and $4,407 million of annuities reserves and deposit liabilities reported in the separate account liability at December 31, 1999 and 1998, respectively.

7. CAPITAL AND SURPLUS

The Company is subject to the requirements of the NAIC approved Risk Based Capital (RBC) rules and at December 31, 1999, the Company met the RBC requirement.

The amount of dividends which can be paid by the Company without prior approval of the North Carolina Department is subject to restrictions related to statutory surplus and gains from operations. The Company could pay $99.9 million in dividends in 2000 without prior approval.

8. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees are covered by the noncontributory defined benefit plans sponsored by the Company and Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds. Pension costs incurred in 1999, 1998 and 1997 were not material.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income in 1999, 1998 and 1997 were not material.

9. ASSETS ON DEPOSIT

At December 31, 1999 and 1998, $6.9 million and $7.0 million were on deposit with public officials, in compliance with regulatory requirements.

10. RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include the assumption and cession of reinsurance and the performance of certain administrative and support services by an affiliated company.

Transactions with Transamerica Corporation and its affiliates also include transactions related to pension plans, a fixed maturity investment in a special purpose subsidiary of Transamerica Corporation ($233.3 in 1999 and $233.3 million in 1998), investments in a money market fund managed by an affiliated company, and rental of computer services. Pension funds administered for these companies amounted to $1.8 billion, $1.6 billion and $1.3 billion at December 31, 1999, 1998 and 1997, respectively.

11. LEASES

Rental expense for equipment and properties occupied by the Company, not including occupancy of the Company's buildings, was $6.8 million in 1999, $4.9 million in 1998 and $2.7 million in 1997. Future minimum rental commitments are not significant.

12. LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions against one of its subsidiaries similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, one of the subsidiaries and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification of affected policyholders. Administrative and policy benefit costs associated with the settlement are not material to the Company. Additional costs related to the settlement are not currently determinable and are not expected to be material and will be incurred over a period of years. In the opinion of management, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and substantially all the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1999, is as follows (in thousands):

                                                                               NON-
                                                                            GUARANTEED
                                                                             SEPARATE
                                                           INDEXED           ACCOUNTS           TOTAL
                                                      ------------------------------------------------------

Premiums, deposits and other considerations            $       636,218   $     2,118,548   $     2,754,766
                                                      ======================================================

Reserves for separate accounts with assets at:
   Fair value                                          $     1,208,498   $     4,682,448   $     5,890,946
   Amortized cost                                                    -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ------------------------------------------------------
Total                                                  $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================

Reserves for separate accounts by withdrawal characteristics:
     Subject to discretionary withdrawal (with
       adjustment):                                     $            -   $             -   $             -
         With market value adjustment
         At book value without market value
           adjustment and with current surrender
           charge of 5% or more                                      -                 -                 -
         At market value                                     1,208,498         4,682,448         5,890,946
         At book value without adjustment and with
           current surrender charges less than 5%
                                                                     -                 -                 -
                                                      ------------------------------------------------------
Subtotal                                                     1,208,498         4,682,448         5,890,946

Not subject to discretionary withdrawal                              -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ======================================================
Total separate account liabilities                     $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================




13. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

                                                            1999             1998            1997
                                                     ---------------------------------------------------

Transfers as reported  in the summary of  operations  of the  separate  accounts statement:
     Transfers to separate accounts                    $    2,764,696    $    2,484,100   $   720,601
     Transfers from separate accounts                       2,256,282         1,360,271       549,414
                                                     ---------------------------------------------------
Net transfers to separate accounts                            508,414         1,123,829       171,187

Reconciling adjustments:
   Deposit/withdrawals directly to separate accounts
                                                               (5,636)          (20,041)        2,703
                                                     ---------------------------------------------------
Transfers as reported in the statements
  of income                                            $      502,778    $    1,103,788   $   173,890
                                                     ===================================================

14.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS

The Company has the following  direct premiums  written through managing general agents (in thousands):
                                                                                              DIRECTED
                                   EXCLUSIVE             TYPES OF              AUTHORITY      WRITTEN
                                   CONTRACT          BUSINESS WRITTEN           GRANTED       PREMIUMS
                                 --------------------------------------------------------------------------

National Benefit Resources            No      Specific and aggregate excess
                                                 of loss insurance                 *        $     17,164

R.E. Moulton Insurance Agency,        No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              46,631

Intermediary Insurance Services,      No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              38,822




14.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS (CONTINUED)

                                                                                              DIRECTED
                                   EXCLUSIVE             TYPES OF              AUTHORITY      WRITTEN
                                   CONTRACT          BUSINESS WRITTEN           GRANTED       PREMIUMS
                                 --------------------------------------------------------------------------

Excess Reinsurance Underwriters       No      Specific and aggregate excess
   Agency, Inc.                                  of loss insurance                 *        $      1,753

Risk Assessment Strategies            No      Specific and aggregate excess
                                                 of loss insurance                 *               1,673

International Assurance of            No      Specific and aggregate excess
   Tennessee                                     of loss insurance                 *               6,981

 *Premium collection, underwriting and commission/claim payments authority granted.

15. NAIC CODIFICATION

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of North Carolina must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. The state of North Carolina has stated affirmatively that it will adopt Codification effective January 1, 2001. Management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

16. REGULATORY EXAMINATION

In 1996, the North Carolina Department performed an examination of the Company for the four-year period ending December 31, 1995. The results of the examination were finalized on February 1, 1999, with no material adjustments.

17. YEAR 2000 (UNAUDITED)

In prior years, the Company discussed the nature and progress of its plans to become Year 2000 ready. In 1999, the Company completed its remediation and testing of systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. The Company will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

                                 Statutory Basis
                          Financial Statement Schedules

33

                 Transamerica Life Insurance and Annuity Company

                            Summary of Investments -
           Other Than Investments in Related Parties - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


SCHEDULE I
                                                                                                 AMOUNT AT WHICH
                                                                                                   SHOWN IN THE
                                                                                   MARKET         BALANCE SHEET
TYPE OF INVESTMENT                                               COST(1)            VALUE
--------------------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States government and government agencies and
     authorities                                              $       216,181   $       227,889  $        216,181
   States, municipalities and political subdivisions                   72,500            71,869            72,500
   Foreign governments                                                 22,067            23,319            22,067
   Public utilities                                                 1,472,771         1,461,155         1,472,771
   All other corporate bonds                                        8,932,101         8,866,624         8,932,101
   Mortgage and other asset-backed securities                       1,854,322         1,852,457         1,854,322
Redeemable preferred stock                                            150,164           155,235           148,463
                                                            --------------------------------------------------------
Total fixed maturities                                             12,720,106        12,658,548        12,718,405

EQUITY SECURITIES
Common stocks:
   Subsidiaries                                                       143,468           120,319           120,319
   Banks, trust and insurance                                          35,585            36,438            36,438
   Industrial, miscellaneous and all other                             76,171           162,124           162,124
   Nonredeemable preferred stock                                        4,800             5,416             4,800
                                                            --------------------------------------------------------
Total equity securities                                               260,024           324,297           323,681

Mortgage loans on real estate                                         406,037           390,020           406,037
Policy loans                                                            9,508             9,508             9,508
Other long-term investments                                           221,601           221,601           221,601
Cash and short-term investments                                       367,023           367,023           367,023
                                                            --------------------------------------------------------
Total investments                                             $    13,984,299   $    13,970,997  $     14,046,255
                                                            ========================================================

(1)Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjustment for amortization of premiums or accrual of discounts.

34

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)


SCHEDULE III

                                                       FUTURE POLICY      POLICY AND
                                                        BENEFITS AND       CONTRACT      PREMIUM REVENUE
                                                          EXPENSES        LIABILITIES
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                                        $       12,276    $       (1,316)  $        1,540
Group life and health                                           2,244             2,132           14,440
Annuity                                                     9,207,086                 -          153,731
                                                     ------------------------------------------------------
                                                            9,221,606               816          169,711

Year ended December 31, 1998
Individual life                                                11,998            (1,176)           1,880
Group life and health                                           2,828             3,583           11,506
Annuity                                                     8,069,530                 -          325,464
                                                     ------------------------------------------------------
                                                            8,084,356             2,407          338,850


Year ended December 31, 1997
Individual life                                                14,924                14            1,018
Group life and health                                           1,283               855            3,557
Annuity                                                     7,999,984                 -          426,285
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                       $    8,016,191    $          869   $      430,860
                                                     ======================================================


35

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)


SCHEDULE III
                                                               BENEFITS, CLAIMS
                                              NET INVESTMENT      LOSSES AND      OTHER OPERATION
                                                 INCOME*      SETTLEMENT EXPENSES    EXPENSES*     PREMIUMS WRITTEN
---------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                               $        1,122    $          1,568   $          358    $        2,126
Group life and health                                    235              12,453           30,320            93,513
Annuity                                            1,031,272           6,223,532          739,344            86,353
                                            -------------------------------------------------------------------------
                                                   1,032,629           6,237,553          770,022           181,992

Year ended December 31, 1998
Individual life                                        1,294               1,883              764             2,558
Group life and health                                    204               9,286           23,862            75,770
Annuity                                            1,062,801           4,055,665        1,242,733           148,602
                                            -------------------------------------------------------------------------
                                                   1,064,299           4,066,834        1,267,359           226,930


Year ended December 31, 1997
Individual life                                          322               1,601              490             1,801
Group life and health                                    279               2,548            6,078            20,771
Annuity                                            1,047,727           3,155,350          296,235           243,576
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
                                              $    1,048,328    $      3,159,499   $      302,803    $      266,148
                                            =========================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.


                 Transamerica Life Insurance and Annuity Company

                          Reinsurance - Statutory Basis

                             (Dollars in thousands)

SCHEDULE IV
                                                                                 ASSUMED                             PERCENTAGE
                                                               CEDED TO            FROM                               OF AMOUNT
                                               GROSS            OTHER        OTHER COMPANIES          NET              ASSUMED
                                              AMOUNT          COMPANIES                             AMOUNT             TO NET
-----------------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Life insurance in force                    $       82,964   $       34,165    $            -    $       48,799                -
                                         ==========================================================================================


Premiums:
   Individual life                         $        2,126   $          586    $            -    $        1,540                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           93,513           79,073                 -            14,440                -
   Annuity                                         86,353                -            67,378           153,731               44%
                                         ------------------------------------------------------------------------------------------
                                           $      181,992   $       79,659    $       67,378    $      169,711               40%
                                         ==========================================================================================


Year ended December 31, 1998
Life insurance in force                    $       94,458   $       38,491    $           13    $       55,980                0%
                                         ==========================================================================================


Premiums:
   Individual life                         $        2,558   $          678    $            -    $        1,880                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           75,770           64,264                 -            11,506                -
   Annuity                                        148,602                -           176,862           325,464               54%
                                         ------------------------------------------------------------------------------------------
                                           $      226,930   $       64,942    $      176,862    $      338,850               52%
                                         ==========================================================================================

Year ended December 31, 1997
Life insurance in force                    $      103,418   $       44,818    $           70    $       58,670                0%
                                         ==========================================================================================


Premiums:
   Individual life                         $        1,801   $          783    $            -    $        1,018                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           20,771           17,214                 -             3,557                -
   Annuity                                        243,576                -           182,709           426,285               43%
                                         ------------------------------------------------------------------------------------------
                                           $      266,148   $       17,997    $      182,709    $      430,860               42%
                                         ==========================================================================================


                               PROSPECTUS FOR THE


                    TRANSAMERICA CATALYST(R) VARIABLE ANNUITY

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY

                           TRANSAMERICA LIFE INSURANCE
                                       AND
                                 ANNUITY COMPANY

              OFFERING 19 SUB-ACCOUNTS WITHIN THE VARIABLE ACCOUNT
                       DESIGNATED AS SEPARATE ACCOUNT VA-6

                                 IN ADDITION TO:

                                 A FIXED ACCOUNT

                                                         &

                           A GUARANTEE PERIOD ACCOUNT


o        THIS PROSPECTUS CONTAINS                            PORTFOLIOS ASSOCIATED WITH SUB-ACCOUNTS
                                                             ---------------------------------------
     INFORMATION YOU SHOULD                                      ALGER AMERICAN INCOME & GROWTH
     KNOW BEFORE INVESTING.                                       ALLIANCE VP GROWTH AND INCOME
                                                                   ALLIANCE VP PREMIER GROWTH
PLEASE KEEP THIS PROSPECTUS                                         DREYFUS VIF APPRECIATION
     FOR FUTURE REFERENCE.                                            DREYFUS VIF SMALL CAP

                                                                   JANUS ASPEN SERIES BALANCED

o        YOU CAN OBTAIN MORE INFORMATION ABOUT                 JANUS ASPEN SERIES WORLDWIDE GROWTH
     THE CONTRACT BY REQUESTING A COPY OF THE                        MFS VIT EMERGING GROWTH
     STATEMENT OF ADDITIONAL INFORMATION ("SAI")                   MFS VIT GROWTH WITH INCOME
     DATED MAY 1, 2000. THE SAI IS AVAILABLE FREE                       MFS VIT RESEARCH
     BY WRITING TO TRANSAMERICA LIFE INSURANCE                   MS UIF EMERGING MARKETS EQUITY
     AND ANNUITY COMPANY,                                              MS UIF FIXED INCOME
     ANNUITY SERVICE CENTER,                                            MS UIF HIGH YIELD
     401 N. TRYON ST., SUITE 700,                                  MS UIF INTERNATIONAL MAGNUM
     CHARLOTTE, NC 28202 OR                                      OCC ACCUMULATION TRUST MANAGED
     BY CALLING 877-717-8861.                                   OCC ACCUMULATION TRUST SMALL CAP
                                                              PIMCO VIT STOCKSPLUS GROWTH & INCOME
     THE CURRENT SAI HAS BEEN FILED WITH THE                         TRANSAMERICA VIF GROWTH
SECURITIES AND EXCHANGE COMMISSION AND                            TRANSAMERICA VIF MONEY MARKET
     IS INCORPORATED BY REFERENCE INTO THIS
     PROSPECTUS. THE TABLE OF CONTENTS OF THE SAI
     IS INCLUDED AT THE END OF THIS PROSPECTUS.

o        THE SEC'S WEB SITE IS HTTP://WWW.SEC.GOV


o        TRANSAMERICA'S WEB SITE IS
           HTTP://WWW.TRANSAMERICA.COM

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS INVESTMENT OFFERING OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY, ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS AND ARE SUBJECT TO RISKS, INCLUDING THE LOSS OF PURCHASE PAYMENTS.
                                   MAY 1, 2000

                                TABLE OF CONTENTS


Summary.....................................................................................................5
Transamerica Life Insurance and Annuity Company and the Variable Account...................................17
         Transamerica Life Insurance and Annuity Company...................................................17
         Published Ratings.................................................................................17
         Insurance Marketplace Standards Association.......................................................17
         The Variable Account..............................................................................17
The Portfolios.............................................................................................18
         Portfolios Not Publicly Available.................................................................22
         Addition, Deletion, or Substitution...............................................................22
The Contract...............................................................................................23
         Ownership.........................................................................................23
Purchase Payments..........................................................................................24
         Allocation of Purchase Payments...................................................................24
         Free Look Option..................................................................................24
         Investment Option Limit...........................................................................24
         How Credits are Applied...........................................................................24

Account Value..............................................................................................25
         How Variable Accumulation Units Are Valued........................................................26

Transfers..................................................................................................26
         Before the Annuity Date...........................................................................26
         Telephone Transfers...............................................................................27
         Other Restrictions................................................................................27
         Dollar Cost Averaging.............................................................................27
         Eligibility Requirement for Dollar Cost Averaging ................................................27
         Special Dollar Cost Averaging Option..............................................................28
         Automatic Asset Rebalancing.......................................................................28
         After the Annuity Date............................................................................28

Cash Withdrawals...........................................................................................28
         Systematic Withdrawal Option......................................................................29
         Automatic Payment Option (APO)....................................................................30

Death Benefit..............................................................................................30
         Guaranteed Minimum Death Benefit Rider............................................................31
         Ownership Changes.................................................................................31
         Payment of Death Benefit..........................................................................31
         Designation of Beneficiaries......................................................................32
         Death of Owner of Joint Owner Before the Annuity Date.............................................33
         If the Annuitant Dies Before the Annuity Date.....................................................33
         Death After the Annuity Date......................................................................33
         Survival Provision................................................................................33
Charges, Fees and Deductions...............................................................................33
         Contingent Deferred Sales Load/Surrender Charge...................................................33
         Free Withdrawals - Allowed Amount.................................................................33
         Free Withdrawals - Living Benefits Rider..........................................................34
         Other Free Withdrawals............................................................................34
         Administrative Charges............................................................................34
         Mortality and Expense Risk Charge.................................................................35
         Living Benefits Rider Fee.........................................................................35
         Guaranteed Minimum Death Benefit Rider Fee........................................................36
         Premium Tax Charges...............................................................................36
         Transfer Fee......................................................................................36
         Option and Service Fees...........................................................................36
         Taxes...............................................................................................36
         Portfolio Expenses................................................................................36
         Interest Adjustment...............................................................................36
         Sales in Special Situations.......................................................................36
DISTRIBUTION OF THE CONTRACT...............................................................................37
Settlement Option Payments.................................................................................37
         Annuity Date......................................................................................37
         Annuity Amount....................................................................................37
         Settlement Option Payments........................................................................38
         Election of Settlement Option Forms and Payment Options...........................................38
         Payment Options...................................................................................38
         Fixed Payment Option..............................................................................38
         Variable Payment Option...........................................................................38
         Settlement Option Forms...........................................................................38
Federal Tax Matters..........................................................................................40
         Introduction......................................................................................40
         Purchase Payments.................................................................................40
         Taxation of Annuities.............................................................................41
         Qualified Contracts...............................................................................6


3



42
         Contracts Purchased by Nonresident Aliens and Foreign Corporations................................44
         Taxation of Transamerica .........................................................................44
         Tax Status of the Contract........................................................................45
         Possible Changes in Taxation......................................................................46
         Other Tax Consequences............................................................................46
Performance Data...........................................................................................46
Legal Proceedings..........................................................................................47
Legal Matters..............................................................................................48
Accountants AND FINANCIAL STATEMENTS.......................................................................48
Voting Rights..............................................................................................48
Available Information......................................................................................48
Statement of Additional Information - Table of Contents....................................................49
Appendix A - The General Account Options...................................................................50
         The General Account Options.......................................................................50
         The Fixed Account ................................................................................50
         The Guarantee Period Account .....................................................................51
Appendix B.................................................................................................53
         Example of Variable Accumulation Unit Value Calculations..........................................53
         Example of Variable Annuity Unit Value Calculations...............................................53
         Example of Variable Annuity Payment Calculations..................................................53
APPENDIX C.................................................................................................54
         Condensed Financial Information...................................................................54
APPENDIX D.................................................................................................57
         Definitions.......................................................................................57
Appendix E.................................................................................................59
         Disclosure Statement for Individual Retirement Annuities..........................................59



                                       49
SUMMARY

This summary provides you with a brief overview of some of the more important aspects of the Transamerica Catalyst(R) Variable Annuity contract. The remainder of the prospectus and the contract provide further details.

The contract is a flexible purchase payment deferred annuity and it has two phases, the accumulation phase and the annuitization phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis for individuals. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

As long as the contract is in effect, you may make additional purchase payments before the annuity date and before any owner's, joint owner's or annuitant's 81st birthday, transfer money among the investment options and withdraw some or all of the account value.

On a future date you select, the annuity date, the annuitization phase begins. During this phase, we apply the account value, after certain adjustments, to a settlement option that provides periodic payments to you. The dollar amount of the payments will depend on the amount of the money invested and earned during the accumulation phase, and on other factors, such as the annuitant's age and sex and if variable payouts are elected.

If you or a joint owner dies during the accumulation phase, we will pay a death benefit to the beneficiary you designate in an amount at least equal to the account value.

SUB-ACCOUNT VALUES WILL VARY ACCORDING TO INVESTMENT EXPERIENCE. Except for amounts in the general account options, the account value will vary depending on the investment experience of each of the variable sub-accounts you select. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, before the annuity date, you bear the entire investment risk under the contract for amounts allocated to the variable account.


There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.


WHAT IS THE CONTRACT'S OBJECTIVE?

We designed the contract to assist individuals in long-term financial planning for retirement or other purposes. You may use the contract as:

a)       a non-qualified annuity;

b)       a qualified annuity as:

          o a rollover or contributory individual retirement annuity, or IRA, under Sections 408(a) and 408(b) of the Internal Revenue Code, or Code;

          o    a  conversion,  rollover  or  contributory  Roth IRA  under  Code
               Section 408A;

          o    a  simplified  employee  pension  plan,  or  SEP/IRA,  under Code
               Section 408(k);

          o a Rev. Rul. 90-24 transfer or rollover tax sheltered annuity, or TSA, under Code Section 403(b), with no additional purchase payments allowed; and

o        a qualified pension or profit sharing plan under Code Section 401.

Generally, qualified contracts contain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. Some qualified contracts may not be available in all states or in all situations.

WHO SHOULD PURCHASE THE CONTRACT?

The contract is designed for people seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There  are  various   additional  fees  and  charges  associated  with  variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Because variable annuities also provide tax-deferral outside of qualified plans, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

HOW MUCH CAN I INVEST AND HOW OFTEN?

To purchase a contract, you must make an initial purchase payment of at least $5,000 or, if for contributory IRAs, SEP/IRAs and Roth IRAs, $2,000. Once we receive the initial purchase payment, we establish and maintain an account for each contract.

You may also make additional purchase payments of at least $200, unless an automatic purchase payment plan is selected. See PURCHASE PAYMENTS on page 23.

HOW CAN I ALLOCATE MY MONEY?

You may choose to allocate all or part of your purchase payments to:

          o one or more of the 19 variable sub-accounts described in THE PORTFOLIOS on page 17; and/or

o        one or more of the guarantee period account options.

CAN I EXAMINE THE CONTRACT?

Yes. As the owner, you have the right to examine the contract for a limited period, or free look period. You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to our Service Center. You must return the contract before midnight of the tenth day after receipt of the contract, or longer in some situations or if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by us. Unless otherwise required by law, we will refund the purchase payments allocated to any general account option, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your contract are received by us. We will not include any credits in the amount paid. See PURCHASE PAYMENTS on page 23.

WHAT CHARGES, EXPENSES AND FEES WILL
I INCUR?

The following table assists you in understanding the various costs and expenses that you will incur directly and indirectly. The table reflects expenses of the variable account and the mutual fund portfolios, as well as contract expenses and the fees for the optional riders. The table assumes that the entire account value is in the variable account. You should consider the information below together with the narrative provided under the heading CHARGES, FEES AND DEDUCTIONS on page 33 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may apply.

                                  SALES LOAD(1)


         Sales Load Imposed on Purchase Payments            0%
         Maximum Contingent Deferred Sales Load(2)          6%


         RANGE OF CONTINGENT DEFERRED SALES LOAD OVER TIME:
                                                     CONTINGENT DEFERRED
         YEARS SINCE                                     SALES LOAD
         PURCHASE PAYMENT RECEIPT            as a percentage of purchase payment
         Less than 1 year                                    8%
         1 year but less than 2 years                        8%
         2 years but less than 3 years                       7%
         3 years but less than 4 years                       6%
         4 years but less than 5 years                       5%
         5 years but less than 6 years                       4%
         6 years but less 7 years                            3%
         7 or more years                                     0%

                                         OTHER CONTRACT EXPENSES

         Transfer Fee, first 18 per contract year(3)             0
         Fees For Other Services and Options(4)                  0
         Annual Account Fee(5)                                   $30
         Living Benefits Rider Fee, if elected(6)                0.05%
         Guaranteed Minimum Death Benefit Rider, if elected(6)   0.20%


                                   VARIABLE ACCOUNT ANNUAL EXPENSES(7)
                                   -----------------------------------
                            as a percentage of the variable accumulated value
         Mortality and Expense Risk Charge                     1.20%
         Administrative Expense Charge(8)                      0.15%
         Total Variable Account Annual Expenses                1.35%

                               PORTFOLIO EXPENSES
   as a percentage of assets after fee waiver and/or expense reimbursement(9)



                                                                                           TOTAL PORTFOLIO
                                                          MANAGEMENT          OTHER            ANNUAL
   PORTFOLIO                                                 FEES           EXPENSES          EXPENSES
   ---------                                                 ----           --------          --------
   Alger American Income & Growth                           0.625%           0.075%          0.70%
   Alliance VP Growth & Income                              0.63%             0.08%             0.71%
   Alliance VP Premier Growth                               1.00%             0.05%             1.05%
   Dreyfus VIF Appreciation                                 0.75%             0.03%             0.78%
   Dreyfus VIF Small Cap                                    0.75%             0.03%             0.78%
   Janus Aspen Series Balanced(10)                          0.65%             0.02%             0.67%
   Janus Aspen Series Worldwide Growth(10)                  0.65%             0.05%             0.70%
   MFS VIT Emerging Growth                                  0.75%             0.09%             0.84%
   MFS VIT Growth with Income                               0.75%             0.13%             0.88%
   MFS VIT Research                                         0.75%            0.11%           0.86%
   MS UIF Emerging Markets Equity                           0.42%             1.37%             1.79%
   MS UIF Fixed Income                                      0.14%             0.56%             0.70%
   MS UIF High Yield                                        0.19%             0.61%             0.80%
   MS UIF International Magnum                              0.29%             0.87%             1.16%
   OCC Accumulation Trust Managed(11)                       0.77%             0.06%             0.83%
   OCC Accumulation Trust Small Cap                         0.80%             0.09%             0.89%
   PIMCO VIT StocksPLUS Growth & Income(12)                 0.40%             0.25%             0.65%
   Transamerica VIF Growth                                  0.70%             0.15%             0.85%

       Transamerica VIF Money Market                            0.00%            0.60%           0.60%


The  portfolios  have  provided  us  with  expense  information   regarding  the
portfolios. In preparing the tables above and below and the examples that follow, we have relied on the figures provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1999. Actual expenses in future years may be higher or lower than these figures.


Notes to Fee Table:

1. The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.


2. A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load. After a purchase payment has been in the contract for seven years, it may be withdrawn free of any contingent deferred sales load. See CHARGES, FEES AND DEDUCTIONS on page 33.


3. A transfer fee of $10 will be imposed for each transfer in excess of 18 in a contract year.

4. We currently do not impose fees for any other services. However, we reserve the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

5. The current account fee is $30, or 2% of the account value, if less, per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60, or 2% of the account value, if less.


6. If you elect a rider, we deduct the rider fee at the rate of 1/12 of the annual rate at the end of each contract month based on the account value at that time.


7. The variable account annual expenses do not apply to the general account options.

8. The current annual administrative expense charge of 0.15% may be increased to no more than 0.35%.


9. From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1999. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2000. Without such waivers or reimbursements, the annual expenses for 1999 for the following portfolios would have been, as a percentage of assets:



                                                       MANAGEMENT         OTHER        TOTAL PORTFOLIO
                                                           FEE           EXPENSES      ANNUAL EXPENSE

     MS UIF Emerging Markets Equity                       1.25%           1.37%             2.62%
     MS UIF Fixed Income                                  0.40%           0.56%             0.96%
     MS UIF High Yield                                    0.50%           0.61%             1.11%
     MS UIF International Magnum                          0.80%           0.87%             1.67%
     Transamerica VIF Growth                              0.75%           0.15%             0.90%
     ---------------------------------------------        0.35%           1.04%             1.39%
     Transamerica VIF Money Market

10. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.

11. The Adviser is contractually obligated to waive that portion of the advisory fee and assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.

12. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily net assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 1999 were 0.65%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Fees expressed are restated as of April 1, 2000.

EXAMPLES


The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 3.25% credit is added to the investment;

o        a 5% annual return on assets; and

all amounts were allocated to the variable sub-account indicated.

These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 1999. There is no guarantee that any fee waivers or expense reimbursements will continue. These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee. No transfer fees, optional rider fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. See Premium Tax Charges on page 36. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 3 illustrates this occurrence.

EXAMPLE 1: If you surrender the contract at the end of the applicable time period:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $94            $132            $163            $254
     Alliance VP Growth & Income                           $94        $132        $163        $255
     Alliance VP Premier Growth                            $98        $144        $181        $290
     Dreyfus VIF Appreciation                              $95        $134        $167        $262
     Dreyfus VIF Small Cap                                 $95        $134        $167        $262
     Janus Aspen Series Balanced                           $94        $131        $161        $250
     Janus Aspen Series Worldwide Growth                   $94        $132        $163        $254
     MFS VIT Emerging Growth                               $96        $136        $170        $268
     MFS VIT Growth with Income                            $96        $137        $172        $273
     MFS VIT Research                                      $96        $137        $171        $271
     MS UIF Emerging Markets Equity                       $105        $165        $219        $363
     MS UIF Fixed Income                                   $94        $132        $163        $254
     MS UIF High Yield                                     $95        $135        $168        $264
     MS UIF International Magnum                           $99        $146        $187        $301
     OCC Accumulation Trust Managed                        $96        $136        $170        $267
     OCC Accumulation Trust Small Cap                      $96        $138        $173        $274
     PIMCO VIT StocksPLUS Growth & Income                  $94        $130        $160        $248
     Transamerica VIF Growth                               $96        $136        $171        $270
     Transamerica VIF Money Market                 $93            $129            $158            $243

     --------------------------------------------------------------------------------------------------------







EXAMPLE 2: If you do not surrender and do not annuitize the contract:

                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $22             $69            $118            $254
     Alliance VP Growth & Income                   $22             $69            $118            $255
     Alliance VP Premier Growth                    $26             $80            $136            $290
     Dreyfus VIF Appreciation                      $23             $71            $122            $262
     Dreyfus VIF Small Cap                         $23             $71            $122            $262
     Janus Aspen Series Balanced                   $22             $68            $116            $250
     Janus Aspen Series Worldwide Growth           $22             $69            $118            $254
     MFS VIT Emerging Growth                               $24         $73        $125        $268
     MFS VIT Growth with Income                            $24         $74        $127        $273
     MFS VIT Research                                      $24         $74        $126        $271
     MS UIF Emerging Markets Equity                        $33        $102        $174        $363
     MS UIF Fixed Income                                   $22         $69        $118        $254
     MS UIF High Yield                                     $23         $72        $123        $264
     MS UIF International Magnum                           $27         $83        $142        $301
     OCC Accumulation Trust Managed                        $24         $73        $125        $267
     OCC Accumulation Trust Small Cap                      $24         $75        $128        $274
     PIMCO VIT StocksPLUS Growth & Income                  $22         $67        $115        $248
     Transamerica VIF Growth                               $24         $73        $126        $270
     Transamerica VIF Money Market                 $21             $66            $113            $243

     --------------------------------------------------------------------------------------------------------



EXAMPLE 3: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $94             $69            $118            $254
     Alliance VP Growth & Income                           $94         $69        $118        $255
     Alliance VP Premier Growth                            $98         $80        $136        $290
     Dreyfus VIF Appreciation                              $95         $71        $122        $262
     Dreyfus VIF Small Cap                                 $95         $71        $122        $262
     Janus Aspen Series Balanced                           $94         $68        $116        $250
     Janus Aspen Series Worldwide Growth                   $94         $69        $118        $254
     MFS VIT Emerging Growth                               $96         $73        $125        $268
     MFS VIT Growth with Income                            $96         $74        $127        $273
     MFS VIT Research                                      $96         $74        $126        $271
     MS UIF Emerging Markets Equity                       $105        $102        $174        $363
     MS UIF Fixed Income                                   $94         $69        $118        $254
     MS UIF High Yield                                     $95         $72        $123        $264
     MS UIF International Magnum                           $99         $83        $142        $301
     OCC Accumulation Trust Managed                        $96         $73        $125        $267
     OCC Accumulation Trust Small Cap                      $96         $75        $128        $274
     PIMCO VIT StocksPLUS Growth & Income                  $94         $67        $115        $248
     Transamerica VIF Growth                               $96         $73        $126        $270
     Transamerica VIF Money Market                 $93             $66            $113            $243

     --------------------------------------------------------------------------------------------------------




The following tables show the total expenses you would incur in various situations assuming the following assumptions:

o        a $1,000 investment;

o        a 3.25% credit is added to the investment;

o        a 5% annual return on assets;

o        all amounts were allocated to the variable sub-account indicated; and


o    you elected the optional Living Benefits Rider and Guaranteed Minimum Death
     Benefit Rider.


These examples show expenses for contracts based on total portfolio expenses after fee waivers and reimbursements, if applicable, for the portfolios for 1999. There is no guarantee that any fee waivers or expense reimbursements will continue. These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee.
Deductions of 0.05% has been made to reflect the optional Living Benefits Rider fee and of 0.20% has been made to reflect the optional Guaranteed Minimum Death
Benefit Rider fee. No transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may apply. See Premium Tax
Charges on page 36. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply. The Year 1 column in expense example 3 illustrates this occurrence.

EXAMPLE 4: If you surrender the contract at the end of the applicable time period:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $97            $140            $176            $280
     Alliance VP Growth & Income                            $97         $140         $176          $281
     Alliance VP Premier Growth                            $100         $150         $194          $316
     Dreyfus VIF Appreciation                               $98         $142         $180          $288
     Dreyfus VIF Small Cap                                  $98         $142         $180          $288
     Janus Aspen Series Balanced                            $97         $139         $174          $277
     Janus Aspen Series Worldwide Growth                    $97         $140         $176          $280
     MFS VIT Emerging Growth                                $98         $144         $183          $294
     MFS VIT Growth with Income                             $99         $145         $185          $298
     MFS VIT Research                                       $98         $144         $184          $296
     MS UIF Emerging Markets Equity                        $108         $173         $231          $386
     MS UIF Fixed Income                                    $97         $140         $176          $280
     MS UIF High Yield                                      $98         $143         $181          $290
     MS UIF International Magnum                           $102         $154         $199          $326
     OCC Accumulation Trust Managed                         $98         $144         $183          $293
     OCC Accumulation Trust Small Cap                       $99         $145         $186          $299
     PIMCO VIT StocksPLUS Growth & Income                   $96         $138         $173          $275
     Transamerica VIF Growth                                $98         $144         $184          $295
     Transamerica VIF Money Market                 $96            $136            $171            $270

     --------------------------------------------------------------------------------------------------------







EXAMPLE 5: If you do not surrender and do not annuitize the contract:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $25             $77            $131            $280
     Alliance VP Growth & Income                            $25          $77         $131          $281
     Alliance VP Premier Growth                             $28          $87         $149          $316
     Dreyfus VIF Appreciation                               $26          $79         $135          $288
     Dreyfus VIF Small Cap                                  $26          $79         $135          $288
     Janus Aspen Series Balanced                            $25          $76         $129          $277
     Janus Aspen Series Worldwide Growth                    $25          $77         $131          $280
     MFS VIT Emerging Growth                                $26          $81         $138          $294
     MFS VIT Growth with Income                             $27          $82         $140          $298
     MFS VIT Research                                       $26          $81         $139          $296
     MS UIF Emerging Markets Equity                         $36         $110         $186          $386
     MS UIF Fixed Income                                    $25          $77         $131          $280
     MS UIF High Yield                                      $26          $80         $136          $290
     MS UIF International Magnum                            $30          $91         $154          $326
     OCC Accumulation Trust Managed                         $26          $81         $138          $293
     OCC Accumulation Trust Small Cap                       $27          $82         $141          $299
     PIMCO VIT StocksPLUS Growth & Income                   $24          $75         $128          $275
     Transamerica VIF Growth                                $26          $81         $139          $295
     Transamerica VIF Money Market                 $24             $73            $126            $270

     --------------------------------------------------------------------------------------------------------



EXAMPLE 6: If you elect to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             ----------------------------------------------------------------
                                                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
                                             ----------------------------------------------------------------
     ----------------------------------------

     Alger American Income & Growth                $97             $77            $131            $280
     Alliance VP Growth & Income                            $97          $77         $131          $281
     Alliance VP Premier Growth                            $100          $87         $149          $316
     Dreyfus VIF Appreciation                               $98          $79         $135          $288
     Dreyfus VIF Small Cap                                  $98          $79         $135          $288
     Janus Aspen Series Balanced                            $97          $76         $129          $277
     Janus Aspen Series Worldwide Growth                    $97          $77         $131          $280
     MFS VIT Emerging Growth                                $98          $81         $138          $294
     MFS VIT Growth with Income                             $99          $82         $140          $298
     MFS VIT Research                                       $98          $81         $139          $296
     MS UIF Emerging Markets Equity                        $108         $110         $186          $386
     MS UIF Fixed Income                                    $97          $77         $131          $280
     MS UIF High Yield                                      $98          $80         $136          $290
     MS UIF International Magnum                           $102          $91         $154          $326
     OCC Accumulation Trust Managed                         $98          $81         $138          $293
     OCC Accumulation Trust Small Cap                       $99          $82         $141          $299
     PIMCO VIT StocksPLUS Growth & Income                   $96          $75         $128          $275
     Transamerica VIF Growth                                $98          $81         $139          $295
     Transamerica VIF Money Market                 $96             $73            $126            $270

     --------------------------------------------------------------------------------------------------------



These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the contract and any optional riders you elect. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

CONDENSED FINANCIAL INFORMATION


You will find condensed financial information on each sub-account in APPENDIX C on page 54. You will find the audited financial statements and report of independent auditors for the variable account in the Statement of Additional Information.

WHAT ARE MY INVESTMENT CHOICES?

The contract gives you the opportunity to select from a number of investment options. Investment options include variable sub-accounts and general account options. Currently, you may not elect more than a total of 18 investment options over the life of the contract.

VARIABLE SUB-ACCOUNT OPTIONS

The variable account is a separate account, designated Separate Account VA-6, that is subdivided into variable sub-accounts. Assets of each variable sub-account are invested in a specified mutual fund portfolio. The variable sub-accounts currently available for investment are:

Alger American Income & Growth Alliance VP Growth & Income* Alliance VP Premier Growth* Dreyfus VIF Appreciation* Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth with Income MFS VIT Research MS UIF Emerging Markets Equity* MS UIF Fixed Income* MS UIF High Yield* MS UIF International Magnum* OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth & Income Transamerica VIF Growth Portfolio Transamerica VIF Money Market


*Several funds have changed their names, These name changes have no reflection on the investment policies, strategies, management or any other material function of the funds. The Alliance VP Growth & Income sub-account was formerly known as the Alliance VPF Growth & Income sub-account. The Alliance VP Premier Growth sub-account was formerly known as the Alliance VPF Premier Growth sub-account. The Dreyfus VIF Appreciation sub-account was formerly known as the Dreyfus VIF Capital Appreciation sub-account. The MS UIF Emerging Markets Equity sub-account was formerly known as the MSDW UF Emerging Markets Equity sub-account. The MS UIF Fixed Income sub-account was formerly known as the MSDW UF Fixed Income sub-account. The MS UIF High Yield sub-account was formerly known as the MSDW UF High Yield sub-account. The MS UIF International Magnum sub-account was formerly known as the MSDW UF International Magnum sub-account.

The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. For more information see CHARGES, FEES AND DEDUCTIONS on page 33, THE PORTFOLIOS on page 17, and the accompanying portfolio prospectuses.

GENERAL ACCOUNT OPTIONS

There are two types of general account options:

o        the fixed account; and

o        the guarantee period account.

We credit interest on the amounts in the fixed account at a rate of not less than 3% annually. We may credit interest at a rate in excess of 3% at our discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

The other general account option, the guarantee period account, provides specified rates of interest for specified terms, currently three, five and seven years. These rates are subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

The general account options are not available in all states. Refer to the contract for limitations.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS AND THE GENERAL ACCOUNT OPTIONS?

Before  the  annuity  date,  you  may  transfer   values  between  the  variable
sub-accounts and the general account options. For transfers after the annuity date, see After the Annuity Date on page 28.

Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. We may allow more frequent transfers under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period before the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year.

WHAT IF I NEED MY MONEY?

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value, less any account fee and interest adjustment, and less any contingent deferred sales load and applicable premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. We may delay payment of any withdrawal from the general account options for up to six months.

Withdrawals may be taxable and subject to withholding and a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See FEDERAL TAX MATTERS on page 40.

WHAT CHARGES WILL I INCUR ON A WITHDRAWAL?

We do not deduct a sales charge when purchase payments are made, although premium tax charges may be deducted. However, if any part of the account value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 8% of purchase payments. See Contingent Deferred Sales Load/Surrender Charge on page 33.

We do not assess the contingent deferred sales load on payment of death benefits, on transfers within the contract, or on certain annuitizations.

In most states, you may elect, for an extra charge, an optional Living Benefits Rider. It provides that we will waive the contingent deferred sales load in certain circumstances.

Also, beginning 30 days from the contract effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each contract year without imposition of any contingent deferred sales load/surrender charge.

Depending on state availability, for contracts issued on or after September 7, 1999, the allowed amount each contract year is equal to:

a)       during the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o    10% of the total purchase  payments  received as of the date of withdrawal;
     and

b)       after the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o 10% of purchase payments received less than seven complete contract years determined as of the last contract anniversary.

Withdrawals will be made first from earnings, then from credits and last from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years and accumulated earnings not previously withdrawn may be withdrawn without charge.

For contracts issued before September 7, 1999, the allowed amount each contract year is equal to 10% of:


a) the total purchase payments received during the last seven years determined as of the last contract anniversary; minus

b)       any withdrawals during the present contract year.

Withdrawals will be made first from purchase payments on a first-in/first-out basis, then from earnings and last from credits. The allowed amount may vary depending on the state in which your contract is issued. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Purchase payments held for seven full contract years may be withdrawn without charge.

WHAT ARE THE OTHER CHARGES AND DEDUCTIONS?

We deduct:

o a mortality and expense risk charge of 1.20% annually of the assets in the variable account;

o an administrative expense charge of 0.15% annually of these assets. The administrative expense charge may change, but we guarantee it won't exceed a maximum effective annual rate of 0.35%; and

o an account fee of currently $30, or 2% of the account value, if less, at the end of each contract year and upon surrender. This fee may change, but we guarantee that it won't exceed the lesser of $60, or 2% of the account value, per contract year. If the account value is more than $50,000 on the last business day of a contract year, or as of the date the contract is surrendered, we will waive the account fee for that year.

After the annuity date, we will deduct the annual annuity fee of $30 in equal installments from each periodic payment under the variable payment option.

For each transfer in excess of 18 during a contract year, we will impose a transfer fee of $10. See Transfer Fee on page 36.

We do not currently deduct charges for premium taxes, including retaliatory premium taxes, except for annuitizations. But we could impose such charges in some jurisdictions. Depending on the applicability of such taxes, we could deduct the charges from purchase payments, from amounts withdrawn, and/or upon annuitization. See Premium Tax Charges on page 36.

In addition, amounts withdrawn or transferred out of a guarantee period account before the end of its term may be subject to an interest adjustment.

LIVING BENEFITS RIDER. If you elect the Living Benefits Rider, we will deduct a fee of 1/12 of 0.05% of the account value at the end of each contract month. The rate is 1/12 times 0.05% times the account value. The Living Benefit Rider is not available in all states, or may be called a Waiver of Contingent Deferred Sales Load Rider.

GUARANTEED MINIMUM DEATH BENEFIT. If you elect the Guaranteed Minimum Death Benefit, or GMDB, Rider, we will deduct a fee of 1/12 of 0.20% of the account value at the end of each contract month. You may only elect this Rider before the contract effective date. It cannot be reinstated if cancelled. It may not be available in all states.

OTHER SERVICES OR OPTIONS

Currently, we do not deduct fees for any other services or options under the contract. However, we reserve the right to impose fees to cover processing for certain services and options in the future. This may include dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and automatic asset rebalancing.

HOW AND WHEN ARE SETTLEMENT OPTION
PAYMENTS MADE?

You may select to receive settlement option payments on a fixed basis, a variable basis or a combination of a fixed and variable basis. You have flexibility in choosing the annuity date, but it may generally not be a date later than an annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

Four settlement options are available under the contract:

1.       life annuity;

2.       life and contingent annuity;


3.       life annuity with period certain; or

4.       joint and survivor annuity.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY
DATE?

If an owner dies before the annuity date, the GMDB Rider is not elected and neither the owner nor the joint owner has attained age of 80, the death benefit will be the greater of:

a)       the account value reduced by credits less than 12 months old; or

b) the sum of all purchase payments, less withdrawals taken, including any contingent deferred sales loads, and applicable premium tax charges.

If an owner dies before the annuity date and after either the owner's or the joint owner's 80th birthday, the death benefit will be the account value less any credits less than 12 months old.

If the GMDB Rider is elected, and death occurs before the annuity date and neither the owner nor the joint owner has attained age 85, the death benefit will be the greatest of three amounts:

a)       the account value;

b) the sum of all purchase payments, less withdrawals taken, including any contingent deferred sales loads, and premium tax charges; or

c) the highest account value on any contract anniversary before the earlier of your or the joint owner's 85th birthday, plus purchase payments made since that contract anniversary, less withdrawals taken since that anniversary, including any contingent deferred sales loads, and applicable premium tax charges.

If the GMDB Rider is elected, and the owner or joint owner dies before the annuity date and after the owner's or joint owner's 85th birthday, the death benefit will be the greater of two amounts:

a)       the account value; and

b) the highest account value on any contract anniversary before your or a joint owner's 85th birthday, plus purchase payments, less withdrawals taken, including any contingent deferred sales loads, and applicable premium tax charges since that contract anniversary.

The death benefit will generally be paid within seven days of receipt of the required proof of death of an owner and election of the method of settlement or as soon thereafter as we have sufficient information to make the payment. If no settlement method is elected, the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

If the owner is not a natural person, we will treat the annuitant as the owner for purposes of the death benefit.

WHAT ARE THE FEDERAL INCOME TAX
CONSEQUENCES?

An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. A taxable event would occur, for example, with a withdrawal or a settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, a portion, up to 100%, of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. See FEDERAL TAX MATTERS on page 40.

WHO DO I CONTACT IF I HAVE QUESTIONS?

We will answer your questions about procedures or the contract if you write to:

                     The Transamerica Annuity Service Center
                                 P.O. Box 31848
                            Charlotte, North Carolina
                                   28231-1848
                          Or call us at: 1-877-717-8861

NOTE: Effective June 5, 2000, you can write us at:

                                 P. O. Box 3181
                          Cedar Rapids, Iowa 52406-3183

All inquiries should include the contract number and the owner's name.

Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios. Please refer to this prospectus and the portfolio prospectuses for more detailed information. For qualified contracts, the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, or ERISA, as amended, may impose additional limits or restrictions. These limits or restrictions may be on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. See FEDERAL TAX MATTERS on page 40.

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

Transamerica Life Insurance and Annuity Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California in 1966. The Company moved to North Carolina in 1994. It is a wholly-owned subsidiary of AEGON, N.V. and it is principally engaged in the sale of life insurance and annuity policies. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.

PUBLISHED RATINGS

We may from time to time publish our ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect our financial strength and/or claims-paying ability. These ratings should not be considered as bearing on the investment performance or safety of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.

In addition, our claims-paying ability as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined we are prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the general account options of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

INSURANCE MARKETPLACE STANDARDS
ASSOCIATION

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

THE VARIABLE ACCOUNT

Separate Account VA-6 of Transamerica, or the variable account, was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission, or the Commission, under the Investment Company Act of 1940 as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

We own the assets of the variable account, but they are held separately from our other assets. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company. This is the case except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account.

Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to our other income, gains or losses. Therefore, the investment performance of the variable account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

The variable account currently has 19 variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio adviser's contract before any fee waivers.

THE INCOME & GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.

THE GROWTH AND INCOME PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.
Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.

THE PREMIER GROWTH PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be in a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those that are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S. companies.

Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.

THE APPRECIATION PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time or purchase.

Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.

THE SMALL CAP PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 billion.

Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.

THE BALANCED PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE WORLDWIDE GROWTH PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE EMERGING GROWTH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital. The series may invest up to 25% of its net assets in foreign securities, including emerging market securities. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE GROWTH WITH INCOME SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series will also seek to provide income equal to approximated 90% of the dividend yield on the Standard & Poor's 500 Composite Index. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series may invest in foreign securities through which it may have exposure to foreign currencies.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

THE RESEARCH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in foreign equity securities (including emerging market securities) through which it may have exposure to foreign currencies.

Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation. The Adviser allocates the portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiments.

Adviser: Morgan Stanley Asset Management* Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.

*On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc., but

continues to do business in certain instances using the name Morgan Stanley Asset Management.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS FIXED INCOME PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS HIGH YIELD PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.

MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Adviser seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and the more developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: Morgan Stanley Asset Management Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

THE MANAGED PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt. The portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depositary receipts.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

THE SMALL CAP PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist of primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances, at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must be listed on a domestic or foreign securities exchange or be represented by American depositary receipts.

Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

THE STOCKSPLUS GROWTH AND INCOME PORTFOLIO OF THE PIMCO VARIABLE INSURANCE TRUST seeks to achieve a total return which exceeds the total return performance of the S&P 500. The Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield bonds rated B or higher by Moody's or S&P, or if unrated, determined by the Adviser to be comparable quality. The Portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

Adviser: Pacific Investment Management Company.
Management Fee: 0.40%

THE GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks long-term capital growth. It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. The manager uses a "bottom-up" approach to investing and constructs the portfolio one company at a time. The manager focuses on identifying fundamental change in its early stages and investing in premier companies. In the manager's view, characteristics of premier companies include one or more of the following: share-holder-oriented management; dominance in market share; cost production advantages; leading brands; self-financed growth; and attractive reinvestment opportunities. The manager of the portfolio believes in long-term investing and does not try to time the market. However, when in the judgment of the manager market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash or cash equivalents.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.75%.

THE MONEY MARKET PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks to maximize current income consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities; obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Investment Management, LLC.
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.

Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

You can find additional information concerning the investment objectives and policies of all of the portfolios and the investment advisory services, in the current prospectuses for the portfolios which accompany this prospectus. Carefully read the prospectuses of the portfolios which interest you before you make any decision concerning how you will invest in, or transfer monies among, the variable sub-accounts.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

PORTFOLIOS NOT PUBLICLY AVAILABLE

The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act, that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public, and the performance of such publicly available funds, which have different portfolios and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

ADDITION, DELETION, OR SUBSTITUTION

We do not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under the contract or any of the portfolios will always be available to you for investment purposes.

We retain the right to make changes in the variable account and in its investments.

We reserve the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

THE CONTRACT

The Transamerica Catalyst(R) contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does NOT include references to all state specific differences. All state specific contract features will be described in your contract.

The contract is a flexible purchase payment deferred variable annuity contract. It is part of the Transamerica Series(R) of variable insurance products. Other variable contracts are also available from us. The rights and benefits of this contract are described below and in the contract. They will also be described in the contract. We reserve the right to modify the contract if required by law. We also reserve the right to give you, the owner, the benefit of any federal or state statute, rule or regulation. The obligations under the contract are obligations of Transamerica.

The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows:

a)       rollover and regular IRAs under Code Sections 408(a) and 408(b);

b)   conversion, rollover and contributory Roth IRAs under Code Section 408A;

c)   SEP/IRAs that qualify for special  federal income tax treatment  under Code
     Section 408(k);

d)   rollover  Code  Section  403(b)   annuities,   including  Rev.  Rul.  90-24
     transfers, with no additional premiums; and

e)   qualified  pension and profit  sharing plans intended to qualify under Code
     Section 401.

Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract.

OWNERSHIP

As the owner, you are entitled to the rights granted by the contract. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified contracts, the owner is entitled to designate the annuitant(s) and, if the owner is an individual, as opposed to a trust, corporation or other legal entity, the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitants which has been made without our prior written consent.

If the owner of a non-qualified contract is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts.

For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.

PURCHASE PAYMENTS

All purchase payments can be paid to our Service Center in a check payable to Transamerica. We will issue you a confirmation upon the acceptance of each purchase payment.

The initial purchase payment must be at least $5,000 or, if for regular IRAs, SEP/IRAs and Roth IRAs, it must be for at least $2,000.

We will issue your contract and credit your initial purchase payment generally within two business days after we receive sufficient information to issue a contract and the initial purchase payment. For us to issue you a contract, you must provide sufficient information in a form acceptable to us. We reserve the right to reject any purchase payment or request for issuance of a contract. Normally we will not issue contracts with owners, joint owners, or annuitants more than 80 years old. Nor will we normally accept purchase payments after any owner's, (or annuitant's if non-individual owner), 81st birthday. In our discretion we may waive these restrictions in appropriate cases.

If we cannot credit the initial purchase payment allocated to the variable sub-account(s) within two days of receipt because the information is incomplete, or for any other reason, we will contact you. We will explain the reason for the delay and will refund the initial purchase payment within five business days. If you consent to us retaining the initial purchase payment, we will credit it to your account value as soon as the requirements are fulfilled.

Before the annuity date and before you, a joint owner or any annuitant reaches age 81, you may make additional purchase payments at any time while the contract is in effect. The minimum amount of each additional purchase payment must be at least $200 each, or at least $100 if made through an automatic purchase payment plan. If you elect to use this option, additional purchase payments will be automatically deducted from your bank account and allocated to the contract. In addition, minimum allocation amounts apply. See Allocation of Purchase Payments below. Additional purchase payments are credited to the contract as of the date we receive your payment.

Total purchase payments for any contract may not exceed $1,000,000 without our prior approval.

In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

ALLOCATION OF PURCHASE PAYMENTS

You specify how purchase payments will be allocated under the contract. You may allocate purchase payments among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages. In addition, there is a minimum allocation of $1,000 to each guarantee period. We may waive this minimum allocation amount under certain options and circumstances.

Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for additional purchase payments at any time by submitting a request for such change to our Service Center in a form and manner acceptable to us. Any changes to the allocation percentages are subject to the limitations above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your allocation choices will continue in effect until you change them again.

FREE LOOK OPTION

If you exercise the free look option, unless otherwise required by law, we will refund:

a) the purchase payment allocated to any general account option, minus any withdrawals; plus

b) the variable accumulated value as of the date we receive your written notice to cancel and your contract.


In certain jurisdictions, under certain conditions, we are legally required to return either:

a)       the purchase payments, minus any withdrawals; or

b) the greater of purchase payments minus any withdrawals, or the account value.

Credits will not be included I the amount paid. But this recapture of the credit amount will never be more than the maximum contingent deferred sales load.

Your initial purchase payment allocated to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your original allocation instructions. This transfer will not count against the 18 transfers allowed free of charge during the first contract year.

INVESTMENT OPTION LIMIT

Currently, you may not allocate monies to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each guarantee period of the guarantee period account, and the fixed account that ever received a transfer or purchase payment allocation counts as one towards this total of eighteen limit. We may waive this limit in the future.

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would count as one option for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

ABOUT THE CREDITS

We add a credit to your account value with each purchase payment received. This credit is funded from our general account. There is no specific charge for the credit. We use a portion of the mortality and expense risk fee, administrative charge and/or the contingent deferred sales load to pay for the credit. Each credit is allocated to the account value at the same time as the applicable purchase payment. Credits are applied to the investment options in the same ratio as the applicable purchase payment.

Generally, an annuity with purchase payment credits or premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. In certain unusual circumstances, you could be worse off because of the credits. This is because the amount available as a death benefit or upon waiver of the contingent deferred sales load under the Living Benefits Rider does not include credits applied in the immediately preceding 12 months, and the amount returned, if you exercise your right to cancel the contract during the free-look period, does not include any credits applied. Since we recapture the dollar amount of the credits in these instances, if the account value decreased during this time, the percentage of the account value recaptured would be larger than the original credit percentage. However, amounts of credits recaptured will never be more than the maximum contingent deferred sales load.

The credit is expressed and payable only as a percentage of purchase payments. Currently the percentage is 3.25%. We may vary this percentage.

Examples. The following examples illustrate how a 3.25% credit works.

Suppose you invest $10,000 in a contract. We immediately credit an additional 3.25%, or $325, so your account value begins at $10,325. Assume that in six months the account value increases by 5%, so it is $10,841 (($10,325 x 0.05= $516.25) + $10,325 = $10,841). At that point in time, the death benefit would be $10,516 ($10,841 less the $325 credit). Note that although the credit is not included in the death benefit, the $16.25 of earnings on the credit is included. The cash surrender value would be $10,841 minus the contingent deferred sales load of 8%, in addition to other applicable deductions.

Assume that at the end of twelve months, the account value has increased by 10% so it is $11,357.50 (($10,325 x .10=$1,032.50) + $10,325=$11,357.50). The death benefit at that time would be the full account value of $11,357.50 and the cash surrender value would be $11,357.50 minus the contingent deferred sales load of 8% and other applicable deductions.

A decrease in value works in a similar manner. Again suppose you invest $10,000 and we credit a 3.25%, or $325, credit, and the account value decreases 10% in six months, so your account value is $9292.50 ($10,325 minus $1,032.50). Your death benefit at that point in time would be $10,000, since it is never less than your purchase payments, less any partial withdrawals and premium taxes. Your cash surrender value would be the account value of $9,292.50 minus the contingent deferred sales load of 8% and other applicable deductions.

In the case of multiple purchase payments, for purposes of the credit, the most recent purchase payment is deemed to be withdrawn first. Suppose you make a $10,000 purchase payment in January 2000 (getting a $325 credit) and a $20,000 purchase payment in June 2000 (getting a $650 credit). If you die in March 2001 (more than 12 months after the January 2000 purchase payment, but less than 12 months after the June 2000 purchase payment), the $650 credit for the June purchase payment has not vested (since it is less than 12 months old) so the full $650 is deducted in calculating the death benefit. However, the death benefit would include any earnings attributable to that credit. The $325 credit for the January payment is over 12 months old so it (and any earnings on it) is included in the death benefit.

ACCOUNT VALUE

Before the annuity date, the account value is equal to:

a)       the general account options accumulated value; plus

b)       the variable accumulated value.

The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

HOW VARIABLE ACCUMULATION UNITS ARE VALUED

Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of the date our Service Center receives:

a)       sufficient information, in an acceptable manner and form; or

b)       the initial purchase payment.

In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which we receive the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.

The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the Statement of Additional Information. Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.

TRANSFERS

BEFORE THE ANNUITY DATE

Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the general account options. Transfers are restricted into or out of the fixed account.

Transfers among the variable sub-accounts and the general account options may be made by submitting a request to our Service Center in a form and manner acceptable to us. The transfer request must specify:

a) the variable sub-accounts and/or the general account options from which your transfer is to be made;

b)       the amount of your transfer; and

c) the variable sub-accounts and/or general account options to receive the transferred amount.

The minimum amount which you may transfer from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.

When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.

We currently impose a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. We reserve the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Other Restrictions below for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by our Service Center.

If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this according to the transfer instructions provided by you. Under current law, there will not be any tax liability for transfers within the contract.

TELEPHONE TRANSFERS

We will allow telephone transfers if you have provided proper authorization for such transfers in a form and manner acceptable to us. Withdrawals are not permitted by telephone. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions we believe to be genuine. The procedures we will follow for telephone transfers may include requiring some form of personal identification before acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

OTHER RESTRICTIONS

We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfers, at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, we reserve the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by owners. We may choose not to allow telephone or facsimile transfer requests.

DOLLAR COST AVERAGING

Before the annuity date, you may request that amounts be automatically transferred on a monthly basis from a source account. The source accounts are currently the money market sub-account or the fixed account. You can do this by submitting a request to our Service Center in a form and manner acceptable to us. Other source accounts may be available. Call our Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when you request, but no sooner than one week following, receipt of such request. For new variable annuity contracts, dollar cost averaging transfers will not begin until the later of:

a)       30 days after the contract effective date; or

b)   the estimated end of the free look period which allows 5 days for delivery.

Transfers will continue for the number of consecutive months which you selected unless:

a)       you terminate the transfers;

b) we automatically terminate the transfers because there are insufficient amounts in the source account; or

c)       for other reasons that are described in the election form.

You may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to our Service Center in a form and manner acceptable to us within 30 days before the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

ELIGIBILITY REQUIREMENTS FOR DOLLAR COST AVERAGING

In order to be eligible for dollar cost averaging, the value of your source account must be at least $5,000. This limit may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.

Currently, we do not charge for the dollar cost averaging option nor do they count toward the number of transfers allowed without charge per contract year. We may charge in the future for dollar cost averaging.

Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.



Dollar cost averaging may not be elected at the same time that the special Dollar Cost Averaging option or the automatic asset rebalancing is in effect.

SPECIAL DOLLAR COST AVERAGING OPTION

(May not be available in all states. See contract for availability of the fixed account options.)

Before the annuity date, you may elect to allocate entire purchase payments to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

AUTOMATIC ASSET REBALANCING

After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. You may instruct us to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in your instructions to us and accepted by us. You may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages. The guaranteed period account and/or fixed account cannot be rebalanced.

You may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to our Service Center in a form and manner acceptable to us. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. We reserve the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. We may charge for this service in the future, and may count the transfers toward those allowed without charge.

Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

AFTER THE ANNUITY DATE

If a variable payment option is elected, you may make transfers among variable sub-accounts after the annuity date by giving a written request to our Service Center, subject to the following provisions:

a) you may not make any more than four transfers per contract year after the annuity date; and

b) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information. No transfers are allowed into or out of the fixed account.

CASH WITHDRAWALS

If you own a non-qualified contract, you may withdraw all or part of the cash surrender value at any time before the annuity date by giving a written request to our Service Center. For qualified contracts, you should refer to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals.

The cash surrender value is equal to the account value, minus any account fee and interest adjustment, and less contingent deferred sales loads and applicable premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by us. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.

In the case of a partial withdrawal, you may direct our Service Center to withdraw amounts from specific variable sub-accounts and/or from the general account options. If you do not specify, the withdrawal will be taken pro rata from the account value.

A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $2,000. In such instances, you will be notified.

We will generally process any withdrawal requests, including surrender requests, as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, we may postpone such payment if:

o the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

o an emergency exists as defined by the Commission, or the Commission requires that trading be restricted; or

o        the Commission permits a delay for the protection of owners.

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

When you make a withdrawal from a guarantee period before the end of its term, the amount you withdraw may be subject to an interest adjustment.

We may delay payment of any withdrawal from the general account options for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your contract may be more or less than the total purchase payments.

You may elect, under the systematic withdrawal option or automatic payout option, but not both, to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

The tax consequences of a withdrawal or surrender are discussed later in this prospectus.

SYSTEMATIC WITHDRAWAL OPTION

Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-accounts on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of:

a)       30 days after the contract effective date; or

b)       the end of the free look period.

Withdrawals will be from the variable sub-accounts and/or the general account in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on account value. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals cannot be used at the same time that the automatic payout option is in effect. If you take systematic withdrawals from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently you can elect any amount over $100 to be withdrawn systematically. You may also make partial withdrawals while receiving systematic withdrawals.

If the total of all withdrawals (systematic, automatic or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, your account value will be charged any contingent deferred sales load that may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option, you may not elect to use it again until the end of the next 12 full months.

We reserve the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.

Systematic withdrawals may be taxable and, before age 59 1/2, subject to a 10% federal tax penalty, including that withdrawals and surrenders may be taxable and, if taken before age 59 1/2, subject to the 10% federal tax penalty.

AUTOMATIC PAYOUT OPTION

Before the annuity date, for qualified contracts other than Roth IRAs, you may elect the automatic payout option, or APO, to satisfy minimum distribution requirements under the following sections of the Code:

o        401(a)(9);

o        403(b); and

o        408(b)(3).

For IRAs and SEP/IRAs, this option may be elected no earlier than six months before the calendar year in which you attain age 70 1/2. Payments may not begin earlier than January of such calendar year.

For other qualified contracts, APO can be elected no earlier than six months before the later of when you:

a)       attain age 70 1/2; or

b)       retire from employment.

Additionally, APO withdrawals may not begin before the later of:

a)       30 days after the contract effective date; or

b)       the end of the free look period.

APO may be elected in any calendar month, but no later than the month of your 84th birthday.

OTHER AUTOMATIC PAYOUT OPTION INFORMATION. Withdrawals will be from the variable sub-accounts and/or the general account you designate and in the percentage allocations you specify. If you do not indicate otherwise, withdrawals will be pro rata from account value. If you take a withdrawal from a variable sub-account from which you have designated that dollar cost averaging transfers be made, then the dollar cost averaging option will terminate. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this contract. If you take APO from the general account, applicable interest adjustments may apply to withdrawals from the guarantee periods.

To be eligible for this option, you must meet the following conditions:

a) your account value must be at least $12,000 at the time at which you select this option; and

b) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9), 403(b) or 408(b)(3), or $500.

These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option will terminate. Once terminated, APO may not be elected again.

DEATH BENEFIT

If an owner dies before the annuity date and the GMDB rider is not elected, a death benefit is payable. If death occurs before any owner's or joint owner's 80th birthday, the death benefit will be equal to the greatest of:

a)       the account value reduced by any credits less than 12 months old; or

b) the sum of all purchase payments made to the contract minus withdrawals, including any contingent deferred sales loads, and applicable premium tax charges.

If the owner or joint owner dies before the annuity date and after either the owner's or joint owner's 80th birthday, the death benefit will be the account value minus any credits less than 12 months old. For purposes of calculating the death benefit, the account value is determined as of the date the benefit is paid.

If the owner is not a natural person, such as a trust, corporation or other legal entity, the annuitants will be treated as the owners for purposes of the death benefit. For example, if the owner is a trust that allows a person or persons other than the trustee to exercise the ownership rights under the contract, such a person or persons must be named as an annuitant. Named parties will be treated as the owner, or owners, so the death benefit will be determined based on the age of the annuitant.

GUARANTEED MINIMUM DEATH BENEFIT RIDER

If the Guaranteed Minimum Death Benefit, or GMDB, Rider is elected and if death occurs before the annuity date and before any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of:

a)       the account value;

b)   the sum of all purchase  payments,  less withdrawals  taken,  including any
     contingent   deferred  sales  loads,   adjusted  as  described  below,  and
     applicable premium tax charges; and

c) the highest account value on any contract anniversary before the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less withdrawals taken, including any contingent deferred sales loads, adjusted as described below, and applicable premium tax charges since that contract anniversary.

If death occurs before the annuity date and after either the deceased owner's or joint owner's 85th birthday the death benefit will be equal to the greater of:

a)       the account value; and

b) the highest account value on any contract anniversary before the earlier of the owner's or joint owner's 85th birthday plus purchase payments made, less withdrawals taken, including any contingent deferred sales loads, adjusted as described below, and applicable premium tax charges since that anniversary.

WITHDRAWAL ADJUSTMENT. Upon any withdrawal, the amount of the death benefit under the GMDB Rider will be reduced. The amount of that reduction will depend upon whether the account value is more or less than the guaranteed minimum death benefit on the date of withdrawal. If the account value is equal to or more than the guaranteed minimum death benefit, the death benefit will be reduced by the dollar amount of any withdrawals. If the account value is less than the guaranteed minimum death benefit, the death benefit will be reduced proportionately to the reduction in the account value. For example, if the withdrawal reduces the account value by 20% when the account value is less than the guaranteed minimum death benefit, then the guaranteed minimum death benefit will also be reduced by 20%.

OWNERSHIP CHANGES

An ownership change will be subject to our current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value, minus any credits less than 12 months old.

PAYMENT OF DEATH BENEFIT

We will generally pay the death benefit when we receive proof of death of an owner. Once we receive this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

a)       proof of death of the owner or joint owner; and

b) the written notice of the settlement option elected by the person to whom the death benefit is payable.

If no settlement method is elected, the death benefit will be a lump sum distributed within five years after an owner's death. No contingent deferred sales load nor interest adjustment will apply.

Until the death benefit is paid, the account value allocated to the variable account fluctuates with investment performance of the applicable portfolios. For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.

DESIGNATION OF BENEFICIARIES

You may select one or more beneficiaries by designating the person or persons to receive the amounts payable under the contract. The persons you designate will receive the percentage you establish if:


o        you die before the annuity date and there is no joint owner; or

o you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain period of time.

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.

A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by the contract unless the owner gives us other instructions at the time the beneficiaries are named.

We may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name.

DEATH OF OWNER OR JOINT OWNER BEFORE THE ANNUITY DATE

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). The contract will remain in force with the annuitant's surviving spouse as the new annuitant, however, if:

o        the contract is owned by a trust; and

o the beneficiary is either the annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.


The manner in which we will pay the death benefit depends on the status of the persons involved in the contract. The death benefit will be payable to the first person from the applicable list below:



If the owner is the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any

If the owner is not the annuitant:

o        the joint owner, if any; or

o        the beneficiary, if any; or

o        the annuitant; or

o        the joint annuitant; if any.

If the death benefit is payable to the owner's surviving spouse, or to a trust for the sole benefit of such surviving spouse, we will continue the contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other than the owner's surviving spouse, we will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person or persons selects another option as provided below.

In lieu of the automatic form of death benefit specified above, the person or persons to whom the death benefit is payable may elect to receive it:

o        in a lump sum; or

o as settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days before the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid, we will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.

If the death benefit is payable to a non-individual, subject to the special rule for a trust for the sole benefit of a surviving spouse, we will pay the death benefit in a lump sum within one year after the owner's death.

IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE

If an owner and an annuitant are not the same individual and the annuitant, or the last of joint annuitants, dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

DEATH AFTER THE ANNUITY DATE

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under the contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

SURVIVAL PROVISION

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.

CHARGES, FEES AND DEDUCTIONS

No deductions are currently made from purchase payments, although we reserve the right to charge for any applicable premium tax charges. Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

CONTINGENT DEFERRED SALES LOAD/
SURRENDER CHARGE

No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load, or surrender charge, of up to 6% of purchase payments may be imposed on certain withdrawals or surrenders. This charge is designed to partially cover certain expenses incurred by us relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.

The contingent deferred sales load/surrender charge percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of this charge is determined by multiplying the amount withdrawn that is subject to the charge by the contingent deferred sales load percentage according to the following table. In no event will the total contingent deferred sales load/surrender charge assessed against the contract exceed 8% of the total purchase payments.

                                 CONTINGENT DEFERRED
                                   SALES LOAD AS A
NUMBER OF YEARS                     PERCENTAGE OF
SINCE RECEIPT OF                  PURCHASE PAYMENT
                                  ----------------
PURCHASE PAYMENT
----------------
Less than 2 years                        8%
2 years but less than 3 years            7%
3 years but less than 4 years            6%
4 years but less than 5 years            5%
5 years but less than 6 years            4%
6 years but less than 7 years            3%
7 years or more                          0%

FREE WITHDRAWALS-ALLOWED AMOUNT

Beginning 30 days after the contract effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each contract year before the annuity date.

Depending on state availability, for contracts issued on or after September 7, 1999, the allowed amount each contract year is equal to:

a)       during the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or

o    10% of the total purchase  payments  received as of the date of withdrawal;
     and

b)   after the first contract year, the greater of:

o        accumulated earnings not previously withdrawn; or
o 10% of purchase payments received less than seven complete contract years determined as of the last contract anniversary.

Withdrawals will be made first from earnings, then from credits and last from purchase payments on a first-in/first-out basis. The allowed amount may vary depending on the state in which your contract is issued. If an allowed amount is not withdrawn during a contract year, it does not carry over to the next contract year.

Purchase payments not previously withdrawn that have been held at least seven full contract years and accumulated earnings not previously withdrawn may be withdrawn without charge.

For contracts issued before September 7, 1999, the allowed amount each contract year is equal to 10% of:

a) the total purchase payments received during the last seven years determined as of the last contract anniversary; minus

b)       any withdrawals during the present contract year.

Withdrawals will be made first from purchase payments on a first-in/first-out basis, then from earnings and last from credits. The allowed amount may vary depending on the state in which your contract is issued. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.

Purchase payments held for seven full contract years may be withdrawn without charge.

FREE WITHDRAWALS - LIVING BENEFITS RIDER

When the contract is purchased, you may also elect, in certain states, a Living Benefits Rider for an additional fee. This rider provides that the contingent deferred sales load will be waived in any of the three following instances:

a) if you or the joint owner receive extended medical care in a qualifying institution (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at our Service Center during the term of such care, or within 90 days after the last day upon which you or joint owner received such extended care; or
b) if you or the joint owner receive medically required hospice or in-home care for at least 60 consecutive days and such extended care is certified by a qualified medical professional. You may also be required to submit other evidence as required by us such as evidence of Medicare eligibility; or

c) if you or the joint owner are diagnosed as terminally ill by a qualified medical professional after the first contract year and are reasonably expected to die within 12 months.

NEITHER A) NOR B) APPLY IF YOU OR THE JOINT OWNER ARE RECEIVING EXTENDED MEDICAL CARE IN A QUALIFYING INSTITUTION OR RECEIVING IN-HOME CARE AT THE TIME THE CONTRACT IS PURCHASED.

We reserve the right to not accept purchase payments after you or the joint owner have qualified for any of these waivers. Any withdrawals on which the contingent deferred sales load is waived under this section will not reduce the allowed amount for the contract year. Any credits less than 12 months old will not be available for withdrawal under the rider.

OTHER FREE WITHDRAWALS

In addition, no contingent deferred sales load is assessed:

o upon annuitization after the first contract year to an option involving life contingencies; or

o        upon payment of the death benefit before the annuity date.

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals, including withdrawals under the systematic withdrawal option or the APO, and full surrenders, unless you elect to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.

ADMINISTRATIVE CHARGES

ACCOUNT FEE. At the end of each contract year and before the annuity date, we deduct an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60, or 2% of the account value, if less, per contract year. If the contract is surrendered, the account fee, unless waived, will be deducted from a full surrender before the application of any contingent deferred sales load. The account fee will be deducted on a pro rata basis, based on values, from the account value. The fee deductions will be based on both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. We will waive the account fee for a contract year if the account value exceeds $50,000 on the last business day of that contract year or as of the date you, as owner, surrender the contract.

ANNUITY FEE. After the annuity date, we deduct an annual annuity fee of $30 to help cover processing costs. This fee will be deducted in equal amounts from each variable payment made during the year. This fee is $2.50 each month if monthly payments are made. This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

ADMINISTRATIVE EXPENSE CHARGE. We also make a daily deduction for the administrative expense charge from the variable account before the annuity date at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse us for administrative expenses. We have the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. We will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.

MORTALITY AND EXPENSE RISK CHARGE

Before the annuity date, we deduct a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. We guarantee that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.

Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits before the annuity date.

The expense risk assumed by us is the risk that our actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear these losses. If this charge is more than sufficient, any excess will accrue to us. Currently, we expect a profit from this charge.

We anticipate that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from our general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

LIVING BENEFITS RIDER FEE

If you elect the Living Benefits Rider when the contract is purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.05% of the account value at that time. The fee is deducted from each variable sub-account on a pro rata basis based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options. Any interest adjustments will apply. We reserve the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.




GUARANTEED MINIMUM DEATH BENEFIT RIDER FEE

If you elect the Guaranteed Minimum Death Benefit, or GMDB, Rider when the contract is purchased, a fee will be deducted at the end of each contract month while the rider continues in force in the amount of 1/12 of 0.20% of the account value at that time. The account value is the sum of the variable accumulated value and the general account options accumulated value. The GMDB Rider fee is deducted first from the variable accumulated value by taking a deduction from each variable sub-account pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the remainder of the fee will be deducted pro rata from the values in the general account options. Any interest adjustment will apply, although we reserve the right to waive the interest adjustment.

PREMIUM TAX CHARGES

Currently there is no charge for premium taxes except upon annuitization. However, we may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. We reserve the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.

TRANSFER FEE

We currently impose a fee for each transfer in excess of the first 18 in a single contract year. We will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover our costs of processing transfers. We reserve the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

OPTION AND SERVICE FEES

We reserve the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

TAXES

No charges are currently made for taxes. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the contracts.

PORTFOLIO EXPENSES

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. For more information, see the portfolios' prospectuses.

INTEREST ADJUSTMENT

For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see The General Account Options - the Guarantee Period Account in APPENDIX A of this prospectus.

SALES IN SPECIAL SITUATIONS

We may sell the contracts in special situations that are expected to involve reduced expenses for us. These instances may include sales:

o        in certain group arrangements, such as employee savings plans;

o to current or former officers, directors and employees, and their families, of Transamerica and its affiliates;

o to officers, directors, and employees, and their families, and the portfolios' investment advisers and their affiliates; or

o to officers, directors, employees and sales agents also known as registered representatives, and their families, and broker-dealers and other financial institutions that have sales agreements with us to sell the contracts.

In these situations:

a)       the contingent deferred sales load may be reduced or waived;

b) the mortality and expense risk charge or administration charges may be reduced or waived; and/or c) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value.

These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation (TSSC), is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 4%, and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.

SETTLEMENT OPTION PAYMENTS

ANNUITY DATE

The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount, defined below, to provide payments under the settlement option you select. You also select the annuity date which you may change the date from time to time by giving notice to our Service Center in a form and manner acceptable to us. Notice of each change must be received by our Service Center at least 30 days before the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts.

The latest annuity date which may be elected is the later of:

a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday; or

b) the first day of the month coinciding with or next following the tenth contract anniversary, but in no event later than an annuitant's 97th birthday.

The latest allowed annuity date may vary in certain jurisdictions, or under certain programs or circumstances.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available.

ANNUITY AMOUNT

The annuity amount is the account value, minus any interest adjustment, minus any applicable contingent deferred sales load, and minus any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.

If the amount of the monthly payment from the settlement option you selected would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, we reserve the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

SETTLEMENT OPTION PAYMENTS

You may choose from the settlement options below. We may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts and in some jurisdictions. We reserve the right to ask for satisfactory proof of the annuitant's or joint annuitant's age. We may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

You may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the retirement plan or applicable law.

ELECTION OF SETTLEMENT OPTION FORMS AND PAYMENT OPTIONS

Before the annuity date, and while the annuitant is living, you may, by written request, change the settlement option or payment option. The request for change must be received by our Service Center at least 30 days before the annuity date.

In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, we will make settlement option payments according to the 120 month period certain and life settlement option and the applicable provisions of the contract.

PAYMENT OPTIONS

You may elect a fixed or a variable payment option, or a combination of both, in 25% increments of the annuity amount.

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

FIXED PAYMENT OPTION

A fixed payment option provides for payments which will remain constant according to the terms of the settlement option you select. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and by the age and sex, if sex-distinct rates are allowed by law, of the annuitants. Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.

VARIABLE PAYMENT OPTION

A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-accounts. The variable settlement option purchase rate tables in the contract reflect an assumed, but not guaranteed, annual interest rate of 5.35%. If the actual net investment performance of the variable sub-accounts is less than 5.35%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-accounts is higher than 5.35%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 5.35% rate, then the dollar amount of the actual payments will remain constant. We may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.

For further details as to the determination of variable payments, see the Statement of Additional Information.

SETTLEMENT OPTION FORMS

As owner, you may choose any of the settlement option forms described below. Subject to our approval, you may select any other settlement option forms offered by us in the future.

1. Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

2. Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

     The written request for this form must:

a)       name the contingent annuitant; and

b)       state the percentage of payments to be made after the annuitant dies.

     Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. We will require proof of age for the annuitant and for the contingent annuitant before payments start.

3. Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of:

a)       the annuitant's life; or

b)       the period certain.

     The period certain may be 120, 180 or 240 months.

     If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No death benefit will then be payable to the beneficiary.

     If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless you provide otherwise.

     The written request for this form must:

a)       state the length of the period certain; and

b)       name the beneficiary.

4. Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.

     The written request for this form must:

a)       name the joint annuitant; and

b)   state the percentage of continued payments to be made upon the first death.

     Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. We will need proof of age for the annuitant and joint annuitant before payments start.

5. Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to our Service Center at least 30 days before the annuity date.




After the annuity date:

a) you will not be allowed to make any changes in the settlement option and payment option;

b)   no additional purchase payments will be accepted under the contract; and

c) no further withdrawals will be allowed for fixed payment options or for variable payment options under which payments are being made based on life contingencies.

As the owner of a non-qualified contract, you may, at any time after the annuity date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the later of:

a)       the date we receive the written request for such change; or

b)       the date specified by you.

As the owner of a qualified contract, you may not change payees, except as permitted by the retirement plan, arrangement or federal law.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is a general description of federal tax considerations for U.S. persons relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service, or IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws. If a prospective owner is not a U.S. person, see Contracts Purchased by Nonresident Aliens and Foreign Corporations below.

The contract may be purchased on a non-tax qualified basis, as a non-qualified contract, or purchased and used in connection with plans or arrangements qualifying for special tax treatment as a qualified contract. Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Code Sections 401, 403(b), 408 and 408A.
The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

o the type of retirement plan or arrangement for which the contract is purchased;

o        the tax and employment status of the individual concerned; or

o        our tax status.

In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.

PURCHASE PAYMENTS

At the time the initial purchase payment is paid, as prospective purchaser, you must specify whether you are purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, we may require that the prospective purchaser provide information regarding the federal income tax status of the previous annuity contract. We require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract requires the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract. We will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

TAXATION OF ANNUITIES

IN GENERAL. Code Section 72 governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value for example, via withdrawals or settlement option payments. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.

WITHDRAWALS.  For  non-qualified  contracts,   partial  withdrawals,   including
withdrawals under the systematic withdrawal option, are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

For withdrawals from qualified contracts, including withdrawals under the systematic withdrawal option or the automatic payout option, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under Qualified Contracts.

If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

SETTLEMENT OPTION PAYMENTS. Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable. After the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected. However, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

WITHHOLDING. The Code requires us to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, for certain direct rollovers to other plans or arrangements.

The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.

If distributions are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to us that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code
Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

PENALTY TAX. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

a)       made on or after the date on which the owner attains age 59 1/2;

b)       made as a result of death or disability of the owner; or

c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary.

Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows:

a) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or

b) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above.

For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

TRANSFERS,   ASSIGNMENTS,  OR  EXCHANGES  OF  THE  CONTRACT.  For  non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or ERISA.

MULTIPLE CONTRACTS. All deferred non-qualified contracts that are issued by Transamerica or its affiliates to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions before age 59 1/2, subject to certain exceptions; distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must begin no later than the later of April 1 of the calendar year following the year in which the owner:

a)       reaches age 70 1/2; or

b)       retires and distribution must be made in a specified manner.

If the plan participant is a 5 percent owner, as defined in the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the participant reaches age 70 1/2.

For IRAs and SEP/IRAs described in Section 408, distributions generally must begin no later than the later of April 1 of the calendar year following the calendar year in which the owner or plan participant reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the owner's death.


QUALIFIED PENSION AND PROFIT SHARING PLANS. Code Section 401(a) permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the contract to your specific needs.

INDIVIDUAL RETIREMENT ANNUITIES (IRA), SIMPLIFIED EMPLOYEE PLANS (SEP) AND ROTH IRAS. The sale of a contract for use with any IRA may be subject to special disclosure requirements of the IRS, which are included in this prospectus as APPENDIX E - DISCLOSURE STATEMENT for Individual Retirement Annuities. If you purchase a contract for use with an IRA, you will be provided with another copy of the Disclosure Statement for Individual Retirement Annuities.

You will have the right to cancel your purchase within 7 days of whichever is earliest:

a)       the establishment of your IRA; or

b)       your purchase.

If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.

The contract is designed for use with traditional IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, or IRA. Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distributed. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's compensation, including earned income as defined in Code Section 401(c)(2). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual is considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA, other than nondeductible contributions, are taxed when distributed from the IRA. Distributions before age 59 1/2, unless certain exceptions apply, are subject to a 10% penalty tax.

Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans, referred to as SEP/IRAs, for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.

The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Code Section 408A permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b), other than a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

a)       before age 59 1/2, subject to certain exceptions; or

b) during the five taxable years starting with the year in which you first contributed to a Roth IRA.

If you intend to purchase such a contract, you should seek competent advice as to the suitability of the contract for use with Roth IRAs.

TAX SHELTERED ANNUITIES. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross incomes of the employees, subject to certain limitations. However, these payments may be subject to Social Security and Medicare (FICA) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

a)       elective contributions made in years beginning after December 31, 1988;

b)       earnings on those contributions; and

c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.

RESTRICTIONS UNDER QUALIFIED CONTRACTS. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.

CONTRACTS PURCHASED BY
NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

TAXATION OF TRANSAMERICA

We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a regulated investment company under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, we believe that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.

Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains arising from the variable account, then we may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Code Section 817(h) requires that for non-qualified contracts, the investments of the portfolios be adequately diversified in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor, as the owner, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Code Section 72(s) requires any non-qualified contract to provide that:

a) if any owner dies on or after the annuity date but before the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

b) if any owner dies before the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. This requirement will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a designated beneficiary, provided it is distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The owner's designated beneficiary refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the designated beneficiary and the mandatory distribution rules above still apply. However, if the owner's designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner, postponing application of such payout requirements.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Code Section 72(s), although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.

POSSIBLE CHANGES IN TAXATION

Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive, that is, effective before the date of the change. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE DATA

From time to time, we may advertise yields and average annual total returns for the variable sub-accounts. In addition, we may advertise the effective yield of the money market variable sub-account. THESE FIGURES WILL BE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These money market yields will not reflect deductions of fees for optional riders, but will reflect the credit applicable to each purchase payment, unless otherwise noted.

The yield of a variable sub-account, other than the money market variable sub-account, refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. These money market yields will not reflect deductions of fees for optional riders, but will reflect the credit applicable to each purchase payment, unless otherwise noted.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account began operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment, including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes, as of the last day of each of the periods for which total return quotations are provided. These total returns will not reflect deductions of fees for optional riders, but will reflect the credit applicable to each purchase payment, unless otherwise noted.

Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

Reports and promotional literature may also contain other information including:

a) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria; and

b) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract, or returns in general, on a tax-deferred basis, assuming one or more tax rates, with the return on a currently taxable basis. Other ranking services and indices may be used.

In our advertisements and sales literature, we may discuss, and may illustrate by graphs, charts, or through other means of written communication:

o        the implications of longer life expectancy for retirement planning;

o        the tax and other consequences of long-term investment in the contract;

o        the effects of the contract's lifetime payout options; and

o the operation of certain special investment features of the contract -- such as the dollar cost averaging option.

We may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. We may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

We may from time to time also disclose average annual total return in non-standard formats and cumulative non-annualized total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

We may also advertise performance figures for the variable sub-accounts based on the performance of a portfolio before the time the variable account began operations.

LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account or the principal underwriter of the contracts. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.

LEGAL MATTERS

The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.

ACCOUNTANTS AND FINANCIAL
STATEMENTS

The statutory-basis financial statements of Transamerica at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-6 at December 31, 1999 and for the periods then ended, appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports appearing in the Statement of Additional Information. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

VOTING RIGHTS

To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.

The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the respective portfolios.

Shares for which no timely instructions are received and shares held by Transamerica for which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.

AVAILABLE INFORMATION

Transamerica has filed a registration statement with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. THIS PROSPECTUS HAS BEEN FILED AS A PART OF THE REGISTRATION
STATEMENT AND DOES NOT CONTAIN ALL OF THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENT AND EXHIBITS thereto.

Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C



STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:

TABLE OF CONTENTS                                                                             PAGE
THE CONTRACT ....................................................................................  3
NET INVESTMENT FACTOR ...........................................................................  3
VARIABLE PAYMENT OPTIONS.........................................................................  3
Variable Annuity Units and Payments..............................................................  3
Variable Annuity Unit Value......................................................................  3
Transfers After the Annuity Date.................................................................  4
GENERAL PROVISIONS...............................................................................  4
         Non-Participating.......................................................................  4
         Misstatement of Age or Sex..............................................................  4
         Proof of Existence and Age..............................................................  4
         Annuity Data............................................................................  4
         Assignment..............................................................................  4
         Annual Report...........................................................................  5
         Incontestability........................................................................  5
         Entire Contract.........................................................................  5
         Changes in the Contract.................................................................  5
         Protection of Benefits..................................................................  5
         Delay of Payments.......................................................................  5
         Notices and Directions..................................................................  6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................  6
         Money Market Sub-Account Yield Calculation..............................................  6
         Other Sub-Account Yield Calculations....................................................  6
         Standard Total Return Calculations......................................................  7
         Adjusted Historical Portfolio Performance Data..........................................  7
         Other Performance Data..................................................................  7
HISTORICAL PERFORMANCE DATA......................................................................  8
         General Limitations.....................................................................  8
         Historical Performance Data.............................................................  8
DISTRIBUTION OF THE CONTRACT..................................................................... 18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS........................................................... 18
STATE REGULATION................................................................................. 18
RECORDS AND REPORTS.............................................................................. 18
FINANCIAL STATEMENTS............................................................................. 18
APPENDIX......................................................................................... 19



APPENDIX A

THE GENERAL ACCOUNT OPTIONS
(Not available in all states)

This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the general account options, see the contract itself.

THE ACCOUNT VALUE ALLOCATED TO THE GENERAL ACCOUNT OPTIONS BECOMES PART OF THE GENERAL ACCOUNT OF TRANSAMERICA, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT.

ACCORDINGLY, NEITHER OUR GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT, AND WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE GENERAL ACCOUNT OPTIONS.

The general account options are part of our general account. Our general account consists of all our general assets, other than those in the variable account, or in any other separate account. We have sole discretion to invest the assets of our general account subject to applicable law.

The allocation or transfer of funds to the general account options does not entitle the owner to share in the investment performance of our general account.

There are two general account options: the fixed account and the guarantee period account, as described below. These options are not available in all states.

THE FIXED ACCOUNT

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, we reserve the right to change the minimum rate according to state insurance law. We may credit interest at a rate in excess of 3% per year.






There is no specific formula for the determination of excess interest credits. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

o        general economic trends;

o        rates of return currently available;

o        returns anticipated on the company's investments;

o        regulatory and tax requirements; and

o        competitive factors.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, we may change the annual rate of interest for that class. This new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.

These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services we may be offering.

TRANSFERS

Each contract year, you may transfer a portion of the value of the fixed account to variable sub-accounts or to the guarantee period accounts. The maximum percentage that may be transferred will be declared annually by us. This percentage will be determined by us at our sole discretion, but will not be less than 10% of the value of the fixed account on the preceding contract anniversary and will be declared each year. Currently, this percentage is 25%.

You are limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed the current maximum. If we permit dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.

Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:

a)       any guarantee period;

b)       the Transamerica VIF Money Market Sub-Account; or

c) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments.

We reserve the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.

SPECIAL DOLLAR COST AVERAGING OPTION

(May not be available in all states. See contract for availability of the fixed account options.)

Before the annuity date, you may elect to allocate entire purchase payments to either the six or twelve month special Dollar Cost Averaging account of the fixed account. The purchase payment will be credited with interest at a guaranteed fixed rate. Amounts will then be transferred from the special Dollar Cost Averaging account to the variable sub-accounts pro rata on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specify. The four transfers per year limit does not apply to the special Dollar Cost Averaging option.

Amounts from the sub-accounts and/or general account options may not be transferred into the special Dollar Cost Averaging accounts. In addition, if you request a transfer (other than a Dollar Cost Averaging transfer) or a withdrawal from a special Dollar Cost Averaging account, any amounts remaining in the special account will be transferred to the variable sub-accounts according to your allocation instructions. The special Dollar Cost Averaging option will end and cannot be reelected.

THE GUARANTEE PERIOD ACCOUNT

The guarantee period account provides guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period before the end of its guarantee period will be subject to an interest adjustment, as explained below.

Each  guarantee  period  offers  a  specified   duration  with  a  corresponding
guaranteed interest rate. Currently we are offering three, five and seven year guarantee periods but these may change at any time.

YOU BEAR THE RISK THAT, AFTER THE INITIAL GUARANTEE PERIOD, WE WILL NOT CREDIT INTEREST IN EXCESS OF 3% PER YEAR TO AMOUNTS ALLOCATED TO THE GUARANTEE PERIOD ACCOUNT.

Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by us. Every guarantee period we offer will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at our Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer. The guarantee period account and/or the fixed account may not be available in all states.

GUARANTEE PERIOD

Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration you choose and the class of that guarantee period. A guarantee period chosen may not extend beyond the annuity date.
We reserve the right to limit the maximum number of guarantee periods that may be in effect at any one time.

We will establish effective annual rates of interest for each guarantee period. The effective annual rate of interest we establish for a guarantee period will remain in effect for the duration of the guarantee period. Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period.

Amounts withdrawn or transferred from a guarantee period before its expiration date will be subject to an interest adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

INTEREST ADJUSTMENT

If any amount is withdrawn or transferred from a guarantee period before its expiration date, excluding withdrawals for the purpose of paying the death benefit, the amount withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

[(1 + I) divided by (1 + J + 0.005)]N/12 -1 where:

     I   is the guaranteed interest rate in effect;

     J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer; fractional years are rounded up to the next full year; and

N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed

In general, the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate, as of the date of the transaction, that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. For purposes of determining the interest adjustment, if we do not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for the two time periods closest to the duration remaining that are available. If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

EXPIRATION OF A GUARANTEE PERIOD

At least 45 days, but not more than 60 days, before the expiration date of a guarantee period, we will notify you as to the options available when a guarantee period expires. You may elect one of the following:

a) transfer the amount held in that guarantee period to a new guarantee period from among those being offered by us at such time; or

b) transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available.

We must receive your notice electing one of these at our Service Center by the expiration date of the guarantee period. If such election has not been received by us at our Service Center, the amount held in that guarantee period will remain in the guaranteed period account. A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by us with a new guaranteed interest rate declared by us for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.

If we are not currently offering a guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if we are not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

If the amount held in an expiring guarantee period is less than $1,000, we reserves the right to transfer such amount to the money market variable sub-account.

APPENDIX B

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488.

Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245.

If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been 13.500000.

If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893).

 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.



EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000.

Then the first variable annuity payment would be:

3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be

$285.59 (21.052444 x 13.565712).

APPENDIX C

CONDENSED FINANCIAL INFORMATION

Certain of the following condensed financial information is derived from the financial statements of the variable account. You should read the data in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth certain information regarding the sub-accounts for the period from January 1, 1998, the inception of the variable account, through December 31, 1999. The variable account received its first deposits on January 12, 1998. The MDSW Emerging Markets Equity sub-account and the PIMCO StocksPLUS Growth & Income sub-account commenced on September 7, 1999. The variable accumulation unit values and the number of variable accumulation units outstanding for each sub-account for the periods shown are as follows:





                         PERIOD ENDING DECEMBER 31, 1999


                       Alger American       Alliance VP         Alliance VP        Dreyfus VIF         Dreyfus VIF
                       Income & Growth    Growth & Income     Premier Growth         Capital            Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Appreciation        Sub-Account
                                                                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.12              $11.88             $14.46              $12.73              $9.57
  of Period
Accumulation Unit
  Value at End of          $18.45              $13.05             $18.88              $14.01             $11.63
  Period
Number of
  Accumulation Units
  Outstanding at End    1,102,496.260      1,135,587.446       2,081,825.689      1,093,808.832        639,456.014
  of Period


                         Janus Aspen     Janus Aspen Series       MFS VIT            MFS VIT             MFS VIT
                       Series Balanced    Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $13.24              $12.65             $13.21              $12.06             $12.15
  of Period
Accumulation Unit
  Value at End of          $16.55              $20.53             $23.04              $12.69             $14.87
  Period
Number of
  Accumulation Units
  Outstanding at End    1,886,693.794      1,643,533.430        760,433.531        965,409.265         399,512.466
  of Period


                           MSDW UF            MSDW UF             MSDW UF            MSDW UF        OCC Accumulation
                       Emerging Mkts.       Fixed Income        High Yield         Int'l Magnum       Trust Managed
                           Equity           Sub-Account         Sub-Account        Sub-Account         Sub-Account
                         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.60             $10.31              $10.71             $10.54
  of Period
Accumulation Unit
  Value at End of          $14.43              $10.29             $10.90              $13.23             $10.92
  Period
Number of
  Accumulation Units
  Outstanding at End     39,511.653         633,201.933         563,904.809        187,194.949         439,082.233
  of Period
                      OCC Accumulation       PIMCO VIT         Transamerica        Transamerica
                       Trust Small Cap   StocksPlus Growth      VIF Growth       VIF Money Market
                         Sub-Account          & Income          Sub-Account        Sub-Account
                                            Sub-Account
                      ------------------ ------------------- ------------------ -------------------

Accumulation Unit
  Value at Beginning        $8.97              $10.00             $14.12              $1.41
  of Period
Accumulation Unit
  Value at End of           $8.68              $10.85             $19.19              $1.07
  Period
Number of
  Accumulation Units
  Outstanding at End     101,045.650         9,289.183         3,988,508.416      8,145,374.551
  of Period



                         PERIOD ENDING DECEMBER 31, 1998

                       Alger American       Alliance VP         Alliance VP        Dreyfus VIF         Dreyfus VIF
                       Income & Growth    Growth & Income     Premier Growth         Capital            Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Appreciation        Sub-Account
                                                                                   Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $13.12              $11.88             $14.46              $12.73              $9.57
  Period
Number of
  Accumulation Units     309,748.942        339,540.067         427,648.138        376,620.359         275,526.474
  Outstanding at End
  of Period

                         Janus Aspen        Janus Aspen           MFS VIT            MFS VIT             MFS VIT
                          Balanced        Worldwide Growth    Emerging Growth   Growth with Income      Research
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $13.24              $12.65             $13.21              $12.06             $12.15
  Period
Number of
  Accumulation Units     368,928.321        450,342.300         298,213.933        342,844.524         151,312.906
  Outstanding at End
  of Period

                           MSDW UF            MSDW UF             MSDW UF        OCC Accumulation   OCC Accumulation
                        Fixed Income         High Yield        Int'l Magnum       Trust Managed      Trust Small Cap
                         Sub-Account        Sub-Account         Sub-Account        Sub-Account         Sub-Account
                      ------------------ ------------------- ------------------ ------------------- ------------------

Accumulation Unit
  Value at Beginning       $10.00              $10.00             $10.00              $10.00             $10.00
  of Period
Accumulation Unit
  Value at End of          $10.60              $10.31             $10.71              $10.54              $8.97
  Period
Number of
  Accumulation Units     259,236.465        272,870.757         94,555.328         199,167.982         47,897.168
  Outstanding at End
  of Period


                        Transamerica        Transamerica
                         VIF Growth       VIF Money Market
                         Sub-Account        Sub-Account
                      ------------------ -------------------

Accumulation Unit
  Value at Beginning       $10.00              $1.00
  of Period
Accumulation Unit
  Value at End of          $14.12              $1.41
  Period
Number of
  Accumulation Units    1,424,841.423      4,129,893.964
  Outstanding at End
  of Period


APPENDIX D

DEFINITIONS

ACCOUNT VALUE: The sum of the variable accumulated value and the general account options accumulated value.

ANNUITY DATE: The date on which the annuitization phase of the contract begins.

CASH SURRENDER VALUE: The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to: the account value; LESS any account fee, interest adjustment, contingent deferred sales load, and premium tax charges.

CODE: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

CONTINGENT DEFERRED SALES LOAD: A charge equal to a percentage of purchase payments withdrawn from the contract that are less than seven years old. See Contingent Deferred Sales Load/Surrender Charge on page 33 for the specific percentages.

CONTRACT ANNIVERSARY: The anniversary of the contract effective date each year.

CONTRACT EFFECTIVE DATE: The effective date of the contract as shown in the contract.

CONTRACT YEAR: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

FIXED ACCOUNT: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

GENERAL ACCOUNT: The assets of Transamerica that are not allocated to a separate account.

GENERAL ACCOUNT OPTIONS: The fixed account and the guarantee period account offered by us to which the owner may allocate purchase payments and transfers.

GENERAL ACCOUNT OPTIONS ACCUMULATED VALUE: The total dollar value of all amounts the owner allocates or transfers to any general account options; PLUS interest credited; LESS any amounts withdrawn, applicable fees or premium tax charges, and/or transfers out to the variable account before the annuity date.

GUARANTEED INTEREST RATE: The annual effective rate of interest after daily compounding credited to a guarantee period.

GUARANTEE PERIOD: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

GUARANTEE PERIOD ACCOUNT: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods offered under the guarantee period account, each with a different guaranteed rate of interest.

GUARANTEED MINIMUM DEATH BENEFIT RIDER: Also called a GMDB Rider, it must be elected before the contract effective date and provides for the benefits described on page 31 at the fee described on page 7. If cancelled, it cannot be reelected.

LIVING BENEFITS RIDER: Also called a "Waiver of Contingent Deferred Sales Load" rider in some contracts, it provides benefits described on page 32.

PORTFOLIO: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

SERVICE CENTER: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 877-717-8861. Effective June 5, 2000, our address will change to P.O. Box 3183, Cedar Rapids, Iowa 52406-3183.

STATUS, QUALIFIED AND NON-QUALIFIED: The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

SURRENDER CHARGE: See CONTINGENT DEFERRED SALES LOAD.

VALUATION DAY: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

VALUATION PERIOD: The time interval between the closing, which is generally 4:00 p.m. Eastern Time of the New York Stock Exchange on consecutive valuation days.

VARIABLE ACCOUNT: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

VARIABLE ACCUMULATION UNIT: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.


VARIABLE ACCUMULATED VALUE: The total dollar value of all variable accumulation units under the contract before the annuity date.

VARIABLE SUB-ACCOUNT(S): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

APPENDIX E

TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY

DISCLOSURE STATEMENT
FOR INDIVIDUAL RETIREMENT ANNUITIES

The following information is being provided to you, the owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity (IRA), and summarizes some of the financial and tax consequences of establishing an IRA.

Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity, also referred to as a Transamerica Life IRA Contract, has been approved as to form by the IRS. In addition, we are using an IRA and a Roth IRA
Endorsement based on the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA before the expiration of the two year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996, the Health Insurance Portability and Accountability Act of 1996, the Tax Relief Act of 1997 and the IRS Restructuring and Reform Act of 1998.

The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on January 1, 2000. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.

REVOCATION OF YOUR IRA OR ROTH IRA

You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract.

In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at:
401 North Tryon Street, Charlotte, NC 28202. The date of the postmark, or the date of certification or registration if sent by certified or registered mail, will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal to your premium will be returned to you without any adjustment.

DEFINITIONS

CODE - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

CONTRIBUTIONS - Purchase payments paid to your contract.


CONTRACT - The annuity policy, certificate or contract which you purchased.

COMPENSATION - For purposes of determining allowable contributions, the term compensation includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

REGULAR CONTRIBUTIONS - IN GENERAL

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income, or AGI, above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you, or your spouse, is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions, along with your Roth IRA contributions.

IRA PART I: TRADITIONAL IRAS

The rules that apply to a Traditional Individual Retirement Account or Annuity, which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover IRA, generally also apply to IRAs under Simplified Employee Pension plans or SEP-IRAs, unless specific rules for SEP-IRAs are stated.

1. CONTRIBUTIONS

(A) REGULAR IRA. Regular IRA contributions must be in cash and are subject to the limits described above. Such contributions are also subject to the minimum amount under the Transamerica IRA contract. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date, not including extensions, for your federal tax return for that tax year. See also
Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

 (B) SPOUSAL IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA, and Roth IRA, and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs that can be made by you or your spouse for the tax year is:

1.       $2,000; or

2. if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year.

As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(C) ROLLOVER IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans, such as a pension or profit sharing plan, Code Section 401(k) plan, H.R. 10 or Keogh plan, or a Traditional IRA can be rolled over to a Traditional IRA unless it is a required minimum distribution as discussed below in Part I,
Section 4(a) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, certain hardship withdrawals and distributions of "after-tax" plan contributions, i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan, are not eligible to be rolled over to an IRA.

If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax, or other federal income tax, upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(D) DIRECT TRANSFERS FROM ANOTHER TRADITIONAL IRA. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover , e.g., for purposes of the 1-year waiting period or withholding.

(E) SIMPLIFIED EMPLOYEE PENSION PLAN, OR SEP-IRA. If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1999, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2. The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction, referred to as a SARSEP, that was established by an employer before 1997, generally any employee, including a self-employed individual, who:

1.       has worked for the employer for 3 of the last 5 preceding tax years;

2.       is at least age 21; and

3. has received from the employer compensation of at least $400 for the current tax year, adjusted for inflation after 2000;

is eligible to make a before tax salary reduction contribution to the SARSEP for the current tax year of up to $10,500, adjusted for inflation after 2000, subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs, e.g., for computing contribution limits for self-employed individuals, see IRS Publication 590, as indicated below.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS FOR A REGULAR IRA

(A) GENERAL RULES. The deductible portion of the contributions made to the regular IRAs for you, or your spouse, for a tax year depends on whether you, or your spouse, is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 each, i.e., your combined deductible IRA contribution limit for the tax year could be $4,000.

Similarly, if you are not married, or treated as such, for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000, even if your spouse was an active participant for such year.

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax filing status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(B) ACTIVE PARTICIPANT. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant. Your Form W-2 for the year should indicate your participation status.

(C) ADJUSTED GROSS INCOME, OR AGI. If you are an active participant, you must look at your AGI for the year, or if you and your spouse file a joint tax return, you use your combined AGI, to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:




-------------------------------------------------------------------------------------------------------------------

         MARRIED FILING JOINTLY                               UNMARRIED

         TAXABLE      THRESHOLD                               TAXABLE        THRESHOLD
         YEAR         LEVEL                                   YEAR           LEVEL

         1999         $51,000                                 1999            $31,000
         2000         $52,000                                 2000            $32,000
         2001         $53,000                                 2001            $33,000
         2002         $54,000                                 2002            $34,000
         2003         $60,000                                 2003            $40,000
         2004         $65,000                                 2004            $45,000
         2005         $70,000                                 2005 and
         2006         $75,000                                  thereafter     $50,000
         2007 and
              thereafter   $80,000
-------------------------------------------------------------------------------------------------------------------


If you are not an active participant for the tax year but your spouse is, and you are not treated as unmarried for filing purposes, then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level, or $20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1, 2007, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal

IRAs. You can calculate your Deduction Limit as follows:

10,000 - Excess AGI  X                     Maximum Allowable   =  Deduction
      10,000                Deduction =       Limit

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.

You must round up any computation of the Deduction Limit to the next highest $10 level, that is, to the next highest number which ends in zero. For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3. NONDEDUCTIBLE CONTRIBUTIONS TO REGULAR IRAS

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year, e.g., on Form 8606.

4. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTIONS, OR RMD. Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2, the required beginning date. You may take RMDs from any Traditional IRA you maintain, but not from any Roth IRA, as long as:

1.       distributions begin when required;

2.       distributions are made at least once a year; and

3. the amount to be distributed is not less than the minimum required under current federal tax law.

If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over:

1.       your life or the joint lives of you and your beneficiary; or

2. a period not exceeding your life expectancy, as redetermined annually under IRS tables in the income tax regulations, or the joint life expectancy of you and your beneficiary, as redetermined annually, if that beneficiary is your spouse.

Also, special rules may apply if your designated beneficiary, other than your spouse, is more than ten years younger than you.

If qualifying settlement option payments start before the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2. December 31 of the year in which you would have reached the required beginning date if you had not died.

Either you or, if applicable, your beneficiary, is responsible for assuring that the RMD is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF IRA DISTRIBUTIONS. Because nondeductible Traditional IRA contributions are made using income which has already been taxed, that is, they are not deductible contributions, the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion, return of nondeductible contributions, and a taxable portion, return of deductible contributions, if any, and earnings.

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

    Remaining nondeductible contributions

    Divided by

   Year-end total adjusted Traditional IRA balances

    Multiplied by

    Total distributions
    for the year



    Equals:

    Nontaxable distributions
    for the year

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs, but not Roth IRAs. You also add back to your year-end total Traditional IRA balances, specifically the distributions taken during the year from your Traditional IRAs. Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum treatment or income averaging to reduce the federal income tax on your distribution. Also, no portion of your distribution qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(C) WITHHOLDING. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica that you are not a U.S. citizen residing abroad or a tax avoidance expatriate as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs, other than rollovers or transfers, exceed the maximum allowable deductible and nondeductible contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year.

However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount.

However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable deductible and nondeductible amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular IRA contributions for such year.

(B) EARLY DISTRIBUTIONS. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations.

Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members.

First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution, excluding any nondeductible contribution included therein, is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.

(C) FAILURE TO SATISFY RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA, the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA, excluding any nondeductible contributions included therein, will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b).

If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(E) OVERSTATEMENT OR UNDERSTATEMENT OF NONDEDUCTIBLE CONTRIBUTIONS. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return, without reasonable cause, you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary income or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.

IRA PART II: ROTH IRAS

1. CONTRIBUTIONS

(A) REGULAR ROTH IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(B) SPOUSAL ROTH IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date, not including extensions, for your federal income tax return for that tax year.

(C) ROLLOVER ROTH IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(D) TRANSFER ROTH IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.

(E) CONVERSION ROTH IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(F) RESPONSIBILITY OF THE OWNER. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.

2. DEDUCTIBILITY OF CONTRIBUTIONS

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax. See Part II, 4(b) below. This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3. CONTRIBUTION LIMITS

Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(A) REGULAR ROTH IRAS. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 as unmarried or $150,000 when married filing jointly. Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 as unmarried or $160,000 when married filing jointly. If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax adviser to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year, specifically, on Form 8606.

(B) SPOUSAL ROTH IRAS. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of:

1. 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year; or

2. $2,000, as reduced by the phase-out rules described above for regular Roth IRAs.

A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(C) ROLLOVER ROTH IRAS. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.

(D) TRANSFER ROTH IRAS. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.
(E) CONVERSION ROTH IRAS. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax, described below, if the distribution proceeds are deposited to your Roth IRA within 60 days.

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you converted from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4. RECHARACTERIZATION OF IRA CONTRIBUTIONS

(A) ELIGIBILITY. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date, including extensions, for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(B) ELECTION. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount, plus net income attributable to it, to a second type of IRA on or before the federal income tax due date, including extensions, for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(C) TAXATION OF A RECHARACTERIZATION. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA, rather than to the transferor IRA, on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred, the original contribution amount less any losses, will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.

For reconversions following a recharacterization, see Publication 590 and Treasury Regulation Section 1.408A-5.

5. DISTRIBUTIONS

(A) REQUIRED MINIMUM DISTRIBUTION, OR RMD. Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of qualifying settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Life Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Life Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates:

1.       December 31 of the year following the year you died; or

2.       December 31 of the year in which you would have reached age 70 1/2.

Your beneficiary is responsible for assuring that the RMD following your death is taken in a timely manner and that the correct amount is distributed.

(B) TAXATION OF ROTH IRA DISTRIBUTIONS. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions, which are always tax-free, and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion, if any, of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA, including a contribution rolled over, transferred or converted from a Traditional IRA, will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b).

No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA, including a rollover or transfer contribution or conversion from a Traditional IRA, where the withdrawal is made:
1.       upon your death or disability; or

2. to pay qualified first-time homebuyer expenses of you or certain family members.

No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made before age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years, even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b).

(C) WITHHOLDING. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U.S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6. PENALTY TAXES

(A) EXCESS CONTRIBUTIONS. If at the end of any taxable year your total regular Roth IRA contributions, other than rollovers, transfers or conversions, exceed the maximum allowable contributions for that year, taking into account Traditional IRA contributions, the excess contribution amount will be subject to a nondeductible 6% excise penalty tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return, including extensions, for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions.

Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions, if any, for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(B) EARLY DISTRIBUTIONS. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary, as determined from IRS tables in the income tax regulations. Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks.

The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

Effective January 1, 2000, the 10% penalty tax will not apply if distributions are made pursuant to an IRS levy to pay your outstanding tax liability.


There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made before age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA. This recapture rule exists because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA. Under this 5-year recapture rule, any Roth IRA distribution made before age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax, and its exceptions, to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover, even if the Roth IRA distribution is otherwise tax-free.

Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distributions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% PENALTY TAX, UNLESS SOME EXCEPTION TO THE PENALTY TAX APPLIES TO THE CURRENT ROTH IRA DISTRIBUTION, SUCH AS AGE 59 1/2, DISABILITY OR CERTAIN HEALTH, EDUCATION OR HOMEBUYER EXPENSES, AS DESCRIBED ABOVE IN THIS SUBSECTION 6(B).

(C) FAILURE TO SATISFY RMDS UPON DEATH. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(D) POLICY LOANS AND PROHIBITED TRANSACTIONS. If you or any beneficiary engage in any prohibited transaction, such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA, the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.

IRA PART III: OTHER INFORMATION

(1) FEDERAL ESTATE AND GIFT TAXES

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2) TAX REPORTING

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA, including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs, on your federal income tax return for the year specifically on IRS Form 8606. For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3) VESTING

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4) EXCLUSIVE BENEFIT

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.






(5) IRS PUBLICATION 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please  forward,   without  charge,  a  copy  of  the  Statement  of  Additional
Information concerning the Transamerica Series(R) - Transamerica Catalyst(R) Variable Annuity issued by Transamerica Life Insurance and Annuity Company to:

Please print or type and fill in all information:


-------------------------------------------------------------------------
Name

-------------------------------------------------------------------------
Address

-------------------------------------------------------------------------
City/State/Zip

-------------------------------------------------------------------------


Date: ________________________     Signed: ______________________________

Return to Transamerica Life Insurance and Annuity Company, Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202.

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                            TRANSAMERICA CATALYST(R)

                                VARIABLE ANNUITY

                              SEPARATE ACCOUNT VA-6

                                    ISSUED BY
                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY


This statement of additional information expands upon subjects discussed in the May 1, 2000 prospectus for the Transamerica Catalyst Variable Annuity
("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. You may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, 401 North Tryon Street, Charlotte, NC 28202 or calling 877-717-8861. Terms used in the current prospectus for the contract are incorporated into this statement.


The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the portfolios.











                                Dated May 1, 2000



TABLE OF CONTENTS
                                                                                                         PAGE

THE CONTRACT ....................................................................................           3
NET INVESTMENT FACTOR ...........................................................................           3
VARIABLE PAYMENT OPTIONS.........................................................................           3
     Variable Annuity Units and Payments.........................................................           3
     Variable Annuity Unit Value.................................................................           3
     Transfers After the Annuity Date............................................................           4

GENERAL PROVISIONS.........................................................................................

  4
     Non-Participating...........................................................................           4
     Misstatement of Age or Sex..................................................................           4
     Proof of Existence and Age..................................................................           4
     Annuity Data..........................................................................................
  4
     Assignment..................................................................................           4
     Annual Report...............................................................................           5
     Incontestability............................................................................           5
     Entire Contract.............................................................................           5
     Changes in the Contract.....................................................................           5
     Protection of Benefits......................................................................           5
     Delay of Payments...........................................................................           5
     Notices and Directions......................................................................           6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................           6
     Money Market Sub-Account Yield Calculation..................................................           6
     Other Sub-Account Yield Calculations........................................................           6
     Standard Total Return Calculations..........................................................           7
     Adjusted Historical Portfolio Performance Data..............................................           7
     Other Performance Data......................................................................           7
HISTORICAL PERFORMANCE DATA......................................................................           8
     General Limitations.........................................................................           8
     Historical Performance Data.................................................................           8

DISTRIBUTION OF THE CONTRACT.....................................................................         18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         18
STATE REGULATION...........................................................................................

18
RECORDS AND REPORTS..............................................................................         18
FINANCIAL STATEMENTS.............................................................................         18
APPENDIX.........................................................................................         19



THE CONTRACT

The following pages provide additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus (c) minus (d):

     Where (a) is:

     The net asset value per share held in the sub-account, as of the end of the valuation period; PLUS the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; PLUS OR MINUS a per-share charge or credit as we may determine, as of the end of the valuation period, for taxes.

     Where (b) is:

     The net asset value per share held in the sub-account as of the end of the last prior valuation period.

     Where (c) is:

     The daily mortality and expense risk charge of 0.00329% (1.20% annually) times the number of calendar days in the current valuation period.

     Where (d) is:

     The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

The  variable  payment  option  provide for  payments  that  fluctuate in dollar
amount,   based  on  the  investment   performance   of  the  elected   variable
sub-account(s).

VARIABLE ANNUITY UNITS AND PAYMENTS

For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; BY (b) the value of one variable annuity unit in that sub-account on the annuity date.

The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

VARIABLE ANNUITY UNIT VALUE

The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below. The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. We may offer assumed interest rates other than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

TRANSFERS AFTER THE ANNUITY DATE

After the annuity date, you may transfer variable annuity units from one sub-account to another, subject to certain limitations (See "Transfers" page 26 of the prospectus). The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. We reserve the right to change this day of the month.

The formula used to determine a transfer after the annuity date can be found in the Appendix to this Statement of Additional Information.

GENERAL PROVISIONS

NON-PARTICIPATING

The contract is non-participating. No dividends are payable and the contract will not share in our profits or surplus earnings.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant or any other measuring life has been misstated, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Where required by law, rule or regulation, we may only consider the age of the annuitant and/or other measuring life. Any overpayments or underpayments by us as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

PROOF OF EXISTENCE AND AGE

Before making any payment under the contract, we may require proof of the existence and/or proof of the age of an owner and/or an annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

ANNUITY DATA

We will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

ASSIGNMENT

No assignment of a contract will be binding on us unless made in writing and given to us at our Service Center. We are not responsible for the adequacy of any assignment. Your rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.





ANNUAL REPORT

At least once each contract year before the annuity date, you will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

INCONTESTABILITY

Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

ENTIRE CONTRACT

We have issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. You have all rights and benefits under the individual certificate issued under the group contract.

CHANGES IN THE CONTRACT

Only two authorized officers of Transamerica, acting together, have the authority to bind us or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. We will not be bound by any promise or representation made by any other persons.

We may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

PROTECTION OF BENEFITS

To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

DELAY OF PAYMENTS

Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that we may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in an acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

We may delay payment of any withdrawal from ANY general account options for a period of not more than six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" on page 28 of the prospectus.)


NOTICES AND DIRECTIONS

We will not be bound by any authorization, direction, election or notice which is not in a form and manner acceptable to us and received at our Service Center.

Any written notice requirement by us to you will be satisfied by our mailing of any such required written notice, by first-class mail, to your last known address as shown on our records.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET SUB-ACCOUNT YIELD CALCULATION

In accordance with regulations adopted by the Commission, we are required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

The Commission also permits us to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 8% of purchase payments) that may be applicable to a contract.

OTHER SUB-ACCOUNT YIELD CALCULATIONS

We may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         YIELD    =        2[{a-b + 1}6 -  1]
                             ----
                        cd

         Where:

a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.

b    =  expenses   for  the   sub-account   accrued   for  the  period  (net  of
     reimbursements).

c = the average daily number of variable accumulation units outstanding during the period.

d = the maximum offering price per variable accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. Contingent deferred sales loads range from 8% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.


Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.


STANDARD TOTAL RETURN CALCULATIONS

We may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales load that may be applicable to a particular period.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA

We may also disclose "historical" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

OTHER PERFORMANCE DATA

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.


     CTR = {ERV/P}- 1


     Where:

CTR = the cumulative total return net of sub-account recurring charges for the period.

ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

P    = a hypothetical initial payment of $1,000.


All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORICAL PERFORMANCE DATA

GENERAL LIMITATIONS

THE FIGURES BELOW  REPRESENT PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE
PERFORMANCE.   The  figures  may  reflect  the  waiver  of  advisory   fees  and
reimbursement of other expenses which may not continue in the future.

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

HISTORICAL PERFORMANCE DATA

The charts below show historical performance data for the sub-accounts, including adjusted historical performance for the periods prior to the January 1, 1998 inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contract. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE SUB-ACCOUNTS. The date next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio.

Notes:

1. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

Historical Performance Data Charts

1.   Average Annual Total Returns - Assuming surrender but no optional Riders

2. Average Annual Total Returns - Assuming surrender and Living Benefits Rider and Guaranteed Minimum Death Benefit Rider

3.   Average Annual Total Returns - Assuming no surrender or optional Riders

4. Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider and Guaranteed Minimum Death Benefit Rider


5.       Cumulative Total Returns - Assuming surrender but no optional Riders

6. Cumulative Total Returns - Assuming surrender and Living Benefits Rider and Guaranteed Minimum Death Benefit Rider

7.       Cumulative Total Returns - Assuming no surrender or optional Riders

8. Cumulative Total Returns - Assuming no surrender but reflecting Living Benefits Rider and Guaranteed

         Minimum Death Benefit Rider



1. AVERAGE ANNUAL TOTAL RETURNS - Assuming surrender but no optional Riders, for
periods  since  inception  of  the  portfolio,   including  adjusted  historical
performance,  for  each  sub-account  are  as  follows.  These  figures  include mortality and expense charges of 1.20% per annum,  administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size  and the  applicable  contingent  deferred  sales  load  (maximum  of 8% of purchase payments) and do not reflect any fee deduction for the optional Riders.
Any credit is not reflected in this calculation.


------------------------------------- ------------- --------------- ---------------- ----------------- ------------------
                                                                                                        For the period
                                                                                                             from
            SUB-ACCOUNT                 For the        For the      For the 5-year                      commencement of
       (date of commencement             1-year     3-year period    period ending   For the 10-year       portfolio
          of operation of                period         ending         12/31/98       period ending      operations to
      corresponding portfolio)           ending        12/31/98                          12/31/98          12/31/98
                                        12/31/98
------------------------------------ ------------------------------------------------------------------------------------

Alger American Income &                 37.85%         35.38%          31.65%            17.63%            16.37%
Growth (11/15/88)

------------------------------------ ------------------------------------------------------------------------------------

Alliance VP Growth &                    6.18%          18.25%          22.58%              NA              14.24%
Income (1/14/91)

------------------------------------ ------------------------------------------------------------------------------------

Alliance VP Premier Growth              27.52%         36.29%          34.72%              NA              25.07%
(6/26/92)

------------------------------------ ------------------------------------------------------------------------------------

Dreyfus VIF Appreciation                6.27%          21.11%          24.18%              NA              18.77%
(4/5/93)

------------------------------------ ------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                   18.18%         9.44%           14.51%              NA              34.20%
(8/31/90)

------------------------------------ ------------------------------------------------------------------------------------

Janus Aspen Series Balanced             21.86%         25.87%          23.34%              NA              19.34%
(9/13/93)

------------------------------------ ------------------------------------------------------------------------------------

Janus Aspen Series Worldwide            60.26%         35.74%          32.28%              NA              28.40%
Growth (9/13/93)

------------------------------------ ------------------------------------------------------------------------------------

MFS VIT Emerging Growth                 72.75%         40.92%            NA                NA              35.09%
(7/24/95)

------------------------------------ ------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                1.42%          17.29%            NA                NA              19.71%
(10/9/95)

------------------------------------ ------------------------------------------------------------------------------------

MFS VIT Research                        19.10%         20.71%            NA                NA              21.46%
(7/26/95)

------------------------------------ ------------------------------------------------------------------------------------

MS UIF Emerging Markets                 91.06%         11.93%            NA                NA              10.32%
Equity (10/1/96)

------------------------------------ ------------------------------------------------------------------------------------

MS UIF Fixed Income                     -7.06%           NA              NA                NA               2.97%
(1/2/97)

------------------------------------ ------------------------------------------------------------------------------------

MS UIF High Yield                       1.84%            NA              NA                NA               6.21%
(1/2/97)

------------------------------------ ------------------------------------------------------------------------------------

MS UIF International                    20.26%           NA              NA                NA              11.50%
Magnum (1/2/97)

------------------------------------ ------------------------------------------------------------------------------------

OCC Accumulation Trust                  -0.31%         9.09%           18.32%            15.33%            16.36%
Managed (8/1/88)(3)

------------------------------------ ------------------------------------------------------------------------------------

OCC Accumulation Trust                  -7.27%         0.57%            6.82%            9.89%             10.21%
Small Cap (8/1/88) (1)

------------------------------------ ------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &           14.81%           NA              NA                NA              22.19%
Income (1/2/98)

                                      ------------- --------------- ---------------- ----------------- ------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Growth                 33.09%         40.95%          40.19%            25.43%              NA
(2/26/69) (2)

                                      ------------- --------------- ---------------- ----------------- ------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Money                  -0.69%           NA              NA                NA               1.55%
Market (1/2/98)

------------------------------------ ------------------------------------------------------------------------------------

2. AVERAGE  ANNUAL TOTAL RETURNS - Assuming  surrender and  reflecting  optional
Living Benefits Rider and Guaranteed Minimum Death Benefit Rider, for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 8% of purchase payments), the optional
Living Benefits Rider fee of 0.05% per annum and the optional Guaranteed Minimum
Death Benefit Rider fee of 0.20% per annum. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation      1-year     3-year period    period ending    period ending          from
                of                      period         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)           ending        12/31/98                                            portfolio
                                       12/31/98                                                         operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------

Alger American Income &                 37.60%         35.13%          31.40%            17.38%            16.12%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    5.93%          17.99%          22.33%              NA              13.99%
Income (1/14/91)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Alliance VP Premier                   27.27%         36.04%          34.47%            NA               24.82%
Growth (6/26/92)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

Dreyfus VIF Appreciation              6.02%          20.86%          23.92%            NA               18.52%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                   17.93%         9.18%           14.26%              NA              33.95%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced             21.61%         25.62%          23.08%              NA              19.09%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series                      60.01%         35.48%          32.03%              NA              28.15%
Worldwide Growth (9/13/93)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                 72.50%         40.66%            NA                NA              34.84%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                1.17%          17.03%            NA                NA              19.45%
(10/9/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Research                        18.85%         20.45%            NA                NA              21.21%
(7/26/95)

                                     ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------

MS UIF Emerging                         90.81%         11.67%            NA                NA              10.06%
Markets Equity (10/1/96)

                                     ------------- --------------- ---------------- ----------------- ------------------
------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                     -7.31%           NA              NA                NA               2.71%
(1/2/97)

                                     ------------- --------------- ---------------- ----------------- ------------------
--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF High Yield                     1.59%            NA              NA              NA                5.95%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MS UIF International                    20.01%           NA              NA                NA              11.24%
Magnum (1/2/97)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                -0.56%          8.83%          18.07%          15.08%             16.11%
Managed (8/1/88)(3)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                  -7.52%         0.31%            6.57%            9.64%              9.96%
Small Cap (8/1/88) (1)

                                  --------------- -------------- --------------- --------------- ----------------------

PIMCO StocksPLUS Growth               14.56%           NA              NA              NA               21.94%
and Income (1/2/98)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Transamerica VIF Growth                 32.84%         40.70%          39.94%            25.18%              NA
(2/26/69) (2)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                  --------------- -------------- --------------- --------------- ----------------------

Transamerica VIF Money                  -0.94%           NA              NA                NA               1.29%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------


3. AVERAGE ANNUAL TOTAL RETURNS - Assuming no surrender or optional Riders, non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum of 8% of purchase payments) and do not reflect any fee deduction for the optional Riders. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation      1-year     3-year period    period ending    period ending          from
                of                      period         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)           ending        12/31/98                                            portfolio
                                       12/31/98                                                         operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------

Alger American Income &                 45.05%         36.52%          31.95%            17.63%            16.37%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    13.38%         19.73%          22.98%              NA              14.24%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier                     34.72%         37.41%          34.99%              NA              25.07%
Growth (6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation                13.47%         22.53%          24.55%              NA              18.92%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                   25.38%         11.17%          15.03%              NA              34.20%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced             29.06%         27.18%          23.72%              NA              19.51%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series                      67.46%         36.87%          32.58%              NA              28.51%
Worldwide Growth (9/13/93)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                 79.95%         41.97%            NA                NA              35.45%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                8.62%          18.79%            NA                NA              20.30%
(10/9/95)

                                  --------------- -------------- --------------- --------------- ----------------------

MFS VIT Research                      26.30%         22.13%            NA              NA               21.98%
(7/26/95)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Emerging                       98.26%         13.58%            NA              NA               11.63%
Markets Equity (10/1/96)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF Fixed Income                   0.14%            NA              NA              NA                4.91%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF High Yield                     9.04%            NA              NA              NA                8.04%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

MS UIF International                  27.46%           NA              NA              NA               13.17%
(1/2/97)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------

OCC Accumulation Trust                6.89%          10.82%          18.78%          15.33%             16.36%
Managed (8/1/88) (3)

--------------------------------- --------------- -------------- --------------- --------------- ----------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

OCC Accumulation Trust                  0.07%          2.60%            7.51%            9.89%             10.21%
Small Cap (8/1/88) (1)

                                  --------------- -------------- --------------- --------------- ----------------------

PIMCO StocksPLUS Growth               22.01%           NA              NA              NA               25.11%
and Income (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                 40.29%         42.00%          40.42%            25.43%              NA
(2/26/69) (2)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                  6.51%            NA              NA                NA               5.04%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS - Assuming no surrender but reflecting the optional
Living Benefits Rider and Guaranteed Minimum Death Benefit Rider, non-standard average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows.
These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and, an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 8% of purchase payments). They do reflect deduction of the fee for, the optional Living Benefits Rider fee of 0.05% per annum and the optional Guaranteed Minimum Death Benefit Rider fee of 0.20% per annum. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation      1-year     3-year period    period ending    period ending          from
                of                      period         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)           ending        12/31/98                                            portfolio
                                       12/31/98                                                         operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                44.80%         36.27%           31.70%           17.38%             16.12%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                   13.13%         19.48%           22.73%             NA               13.99%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             34.47%         37.16%           34.74%             NA               24.82%
(6/26/92)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation             13.22%          22.28%          24.30%            NA               18.67%
(4/5/93)

-----------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                25.13%          10.92%          14.78%            NA               33.95%
(8/31/90)

-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced            28.81%         26.93%           23.47%             NA               19.26%
(9/13/93)

-----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide         67.21%          36.62%          32.33%            NA               28.26%
Growth (9/13/93)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth              79.70%          41.72%            NA              NA               35.20%
(7/24/95)

-----------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income              8.37%          18.54%            NA              NA               20.05%
(10/9/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Research                       26.05%         21.88%             NA               NA               21.73%
(7/26/95)

------------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets                98.01%         13.33%             NA               NA               11.38%
Equity (10/1/96)

                                    ------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                    -0.11%           NA               NA               NA               4.66%
(1/2/97)

                                    ------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                       8.79%           NA               NA               NA               7.79%
(1/2/97)

                                    ------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF International                 27.21%            NA              NA              NA               12.92%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                6.64%          10.57%          18.53%          15.08%             16.11%
Managed (8/1/88) (3)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -0.32%          2.35%           7.26%           9.64%              9.96%
Small Cap (8/1/88) (1)


-----------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &        21.76%            NA              NA              NA               24.86%
Income (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                40.04%         41.75%           40.17%           25.18%               NA
(2/26/69) (2)

------------------------------------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------

Transamerica VIF Money                  6.26%           NA               NA               NA               4.79%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------

5. CUMULATIVE  TOTAL RETURNS - Assuming  surrender but no optional  Riders,  for
periods  since  inception  of  the  portfolio,   including  adjusted  historical
performance,  for  each  sub-account  are  as  follows.  These  figures  include mortality  and  expenses  charges  of 1.20% per annum,  administrative  expenses charge of 0.15% per annum,  an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 8% of purchase payments) and do not reflect any fee deduction for the optional Riders.
Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT               For the 1-     For the 3-      For the 5-       For the 10-      For the period
(date of commencement of operation   year period    year period      year period      year period           from
                of                      ending         ending      ending 12/31/98  ending 12/31/98    commencement of
     corresponding portfolio)          12/31/98       12/31/98                                            portfolio
                                                                                                        operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                37.85%         149.04%         296.38%           407.10%           441.05%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    6.18%         66.23%          177.65%             NA              230.14%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             27.52%         154.06%         344.64%             NA              437.89%
(6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation                6.27%         78.55%          196.15%             NA              219.13%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                  18.18%         31.98%           97.82%             NA              1461.22%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced            21.86%         100.32%         186.29%             NA              204.92%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide           60.26%         150.99%         305.99%             NA              383.51%
Growth (9/13/93)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                72.75%         180.73%            NA               NA              280.57%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                1.42%         62.24%             NA               NA              114.13%
(10/9/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Research                       19.10%         76.78%             NA               NA              137.03%
(7/26/95)

------------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets                91.06%         41.11%             NA               NA               37.62%
Equity (10/1/96)

                                    ------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -7.06%            NA              NA              NA               9.16%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     1.84%            NA              NA              NA               19.80%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF International                 20.26%            NA              NA              NA               38.58%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -0.31%          30.71%         132.83%         316.26%            464.57%
Managed (8/1/88) (3)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                 -7.27%          2.61%           40.00%           156.90%           203.62%
Small Cap (8/1/88) (1)

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &          14.81%           NA               NA               NA               49.32%
Income (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                33.09%         180.94%         442.42%           863.57%             N/A
(2/26/69) (2)

                                 --------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                 -0.69%           NA               NA               NA               3.12%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------



6.  CUMULATIVE  TOTAL  RETURNS -  Assuming  surrender  and the  optional  Living
Benefits Rider and Guaranteed Minimum Death Benefit Ride,r for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follows. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 8% of purchase payments, the optional
Living Benefits Rider fee of 0.05% per annum and the optional Guaranteed Minimum
Death Benefit Rider fee of 0.20% per annum. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT               For the 1-      For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation   year period   3-year period    period ending    period ending          from
                of                      ending         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)          12/31/98       12/31/98                                            portfolio
                                                                                                        operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                37.60%         147.65%         292.60%           396.42%           428.25%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    5.93%         65.16%          174.80%             NA              223.72%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             27.27%         152.64%         340.50%             NA              429.86%
(6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation                6.02%         77.42%          193.15%             NA              214.60%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                  17.93%         31.05%           95.64%             NA              1434.26%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced            21.61%         99.11%          183.38%             NA              200.88%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide           60.01%         149.58%         302.14%             NA              377.57%
Growth (9/13/93)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                72.50%         179.22%            NA               NA              277.42%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                1.17%         61.19%             NA               NA              112.21%
(10/9/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Research                       18.85%         75.67%             NA               NA              134.84%
(7/26/95)

------------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets                90.81%         40.15%             NA               NA               36.58%
Equity (10/1/96)

                                    ------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                  -7.31%            NA             NA              NA               8.34%
(1/2/97)

----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     1.59%            NA             NA              NA               18.93%
(1/2/97)

----------------------------------------------------------------------------------------------------------------------

MS UIF International                 20.01%            NA             NA              NA               37.62%
Magnum (1/2/97)

----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust               -0.56%          29.80%         130.35%        307.32%            450.860%
Managed (8/1/88) (3)

----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                 -7.52%          1.82%           38.34%           151.11%           195.843%
Small Cap (8/1/88) (1)

                                 -------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &          14.56%           NA               NA               NA               48.69%
Income (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                32.84%         179.43%         437.57%           844.52%              NA
(2/26/69) (2)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                 -0.94%           NA               NA               NA               2.59%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------


7. CUMULATIVE TOTAL RETURNS - Assuming no surrender or optional Riders, non-standard cumulative total returns for periods since inception of the portfolio, including adjusted historical performance for each sub-account are as follow. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size but do not reflect any applicable contingent deferred sales load (maximum of 8% of purchase payments) and do not reflect any fee deduction for the optional Riders. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT               For the 1-      For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation   year period   3-year period    period ending    period ending          from
                of                      ending         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)          12/31/98       12/31/98                                            portfolio
                                                                                                        operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Alger American Income &                45.05%         154.44%         299.98%           407.10%           441.05%
Growth (11/15/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                   13.38%         71.63%          181.25%             NA              230.14%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier Growth             34.72%         159.46%         348.24%             NA              437.89%
(6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation               13.47%         83.95%          199.75%             NA              221.83%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                  25.38%         37.38%          101.42%             NA              1461.22%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced            29.06%         105.72%         189.89%             NA              207.62%
(9/13/93)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide           67.46%         156.39%         309.59%             NA              386.21%
Growth (9/13/93)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth                79.95%         186.13%            NA               NA              285.07%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                8.62%         67.64%             NA               NA              118.63%
(10/9/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Research                       26.30%         82.18%             NA               NA              141.53%
(7/26/95)

                                    ------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

MS UIF Emerging Markets              98.26%          46.51%            NA              NA               43.02%
Equity (10/1/96)

-----------------------------------------------------------------------------------------------------------------------

MS UIF Fixed Income                   0.14%            NA              NA              NA               15.46%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF High Yield                     9.04%            NA              NA              NA               26.10%
(1/2/97)

-----------------------------------------------------------------------------------------------------------------------

MS UIF International                 27.46%            NA              NA              NA               44.88%
Magnum (1/2/97)

-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                6.89%          36.11%         136.43%         316.26%            464.57%
Managed (8/1/88) (3)

------------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust                 -0.07%          8.01%           43.60%           156.90%           203.62%
Small Cap (8/1/88) (1)

------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth &          22.01%           NA               NA               NA               56.52%
Income (1/2/98)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth                40.29%         186.34%         446.02%           863.57%             N/A
(2/26/69) (2)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                  6.51%           NA               NA               NA               10.32%
Market (1/2/98)

------------------------------------------------------------------------------------------------------------------------



8. CUMULATIVE  TOTAL RETURNS - Assuming no surrender but reflecting the optional
Living Benefits Rider and Guaranteed Minimum Death Benefit Rider, non-standard cumulative total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follow. These figures include mortality and expense charges of 1.20% per annum, administrative expense charge of 0.15% per annum and an account fee of $30 per annum adjusted for average account size, but do not reflect any applicable contingent deferred sales load (maximum 8% of purchase payments). They do reflect deductions of the fee for the optional Living Benefits Rider fee of 0.05% per annum and the optional Guaranteed Minimum Death Benefit Rider fee of 0.20% per annum. Any credit is not reflected in this calculation.


------------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
(date of commencement of operation      1-year     3-year period    period ending    period ending          from
                of                      period         ending         12/31/98          12/31/98       commencement of
     corresponding portfolio)           ending        12/31/98                                            portfolio
                                       12/31/98                                                         operations to
                                                                                                          12/31/98

------------------------------------------------------------------------------------------------------------------------

Alger American Income &                 44.80%        153.05%          296.20%          396.42%            428.25%
Growth (11/25/88)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Growth &                    13.13%         70.56%          178.40%             NA              223.72%
Income (1/14/91)

------------------------------------------------------------------------------------------------------------------------

Alliance VP Premier                     34.47%        158.041%         344.10%             NA              429.86%
Growth (6/26/92)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation                13.22%         82.82%          196.75%             NA              217.30%
(4/5/93)

------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Small Cap                   25.13%         36.45%          99.24%              NA             1434.26%
(8/31/90)

------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Balanced             28.81%        104.51%          186.98%             NA              203.58%
(9/13/93)

                                  -------------- -------------- ---------------- -------------- ----------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

Janus Aspen Series                      67.21%        154.98%          305.74%             NA              380.27%
Worldwide Growth (9/13/93)

                                  -------------- -------------- ---------------- -------------- ----------------------
------------------------------------ ------------- --------------- ---------------- ----------------- ------------------

MFS VIT Emerging Growth                 79.70%        184.62%            NA                NA              281.92%
(7/24/95)

------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth w/ Income                8.37%          66.59%            NA                NA              116.71%
(10/9/95)

------------------------------------ ------------- --------------- ---------------- ----------------- ------------------
                                  --------------------------------------------------------------------------------------

MFS VIT Research                        26.05%         81.07%            NA                NA              139.34%
(7/26/95)

                                  --------------------------------------------------------------------------------------

MS UIF Emerging Markets Equity       98.01%         45.55%            NA              NA               41.98%
(10/1/96)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

MS UIF Fixed Income                  -0.11%           NA              NA              NA               14.64%
(1/2/97)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

MS UIF High Yield                     8.79%           NA              NA              NA               25.23%
(1/2/97)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

MS UIF International                 27.21%           NA              NA              NA               43.92%
Magnum (1/2/97)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

OCC Accumulation Trust                6.64%         35.30%          133.95%         307.32%            450.86%
Managed (8/1/88)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

OCC Accumulation Trust               -0.32%          7.22%          41.94%          151.11%            195.84%
Small Cap (8/1/88)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

PIMCO VIT StocksPLUS Growth &        21.76%           NA              NA              NA               55.89%
Income (1/2/98)

--------------------------------- -------------- -------------- ---------------- -------------- ----------------------

Transamerica VIF Growth              40.04%         184.83%         441.71%         844.52%              NA
(2/26/69)

------------------------------------------------------------------------------------------------------------------------

Transamerica VIF Money                  6.26%            NA              NA                NA               9.79%
(1/2/98)

------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the prospectus.

The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


During fiscal year 1999, $14,695,209 in commissions were paid to TSSC as underwriter of Separate Accounts VA-6 and VA-7; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 8% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

We are subject to the insurance laws and regulations of all the states where we are licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by us or by our Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the variable account as of and for the period ended December 31, 1999.


The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         ACCUMULATION TRANSFER FORMULA

         Transfers after the annuity date are implemented according to the following formulas:

          (1) Determine the number of units to be transferred from the variable sub-account as follows: = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1 AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next variable accumulation payment's due date.

         Where:

         (AUV1) is the variable accumulation unit value of the variable sub-account that the transfer is being made from as of the end of the valuation period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

0





                          Audited Financial Statements

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                          Year ended December 31, 1999
                       with Report of Independent Auditors

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                          Audited Financial Statements


                          Year ended December 31, 1999




                                                     CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statement of Assets and Liabilities.....................................................................2
Statement of Operations.................................................................................6
Statements of Changes in Net Assets....................................................................10
Notes to Financial Statements..........................................................................17

                         Report of Independent Auditors


Unitholders of Separate Account VA-6 of
  Transamerica Life Insurance and Annuity Company
Board of Directors, Transamerica Life Insurance and
  Annuity Company

We have audited the accompanying statement of assets and liabilities of Separate Account VA-6 of Transamerica Life Insurance and Annuity Company (comprised of the Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Magnum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, Dreyfus Small Cap, Morgan Stanley Emerging Markets Equity, and PIMCO VIT StockPLUS Sub-Accounts) as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 1999 and for the period from January 12, 1998 (commencement of operations) to December 31, 1998. The financial statements are the responsibility of the Separate Account VA-6's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VA-6 of Transamerica Life Insurance and Annuity Company as of December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for the year ended December 31, 1999 and for the period from January 12, 1998 (commencement of operations) to December 31, 1998 in conformity with accounting principles generally accepted in the United States.


March 24, 2000

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Assets and Liabilities

                                December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------
ASSETS
   Investments, at fair value     $   39,341,157    $   14,833,902   $    4,827,117    $      877,556   $   76,609,284
   Receivable for units sold                   -                 -                -                 -                -
   Due from Transamerica Life                  -                 -                -                 -                -
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Total assets                          39,341,157        14,833,902        4,827,117           877,556       76,609,284

LIABILITIES
   Payable for units redeemed             31,727            13,116           32,631                 -           49,789
   Due to Transamerica Life                  445             2,813                -                 4            2,827
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Total liabilities                         32,172            15,929           32,631                 4           52,616
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net assets                        $   39,308,985    $   14,817,973   $    4,794,486    $      877,552   $   76,556,668
                                  ================= ================ ================= ================ =================

Accumulation units outstanding     2,081,825.689     1,135,587.446      439,082.233       101,045.650    3,988,508.416
                                  ================= ================ ================= ================ =================

Net asset value and redemption
   price per unit                 $    18.881977    $    13.048729   $    10.919335    $     8.684708   $    19.194310
                                  ================= ================ ================= ================ =================

Investment sub-account
   information:

Number of  mutual fund shares        972,587.330       680,766.500      110,586.880        38,967.880    2,878,965.970

Net asset value per share         $        40.45    $        21.79   $        43.65    $        22.52   $        26.61

Investment cost                   $   32,483,643    $   14,412,388   $    4,758,759    $      881,071   $   58,867,611




See accompanying notes.










                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$    8,731,360      $    5,952,512    $   12,256,210   $   17,514,557    $    2,487,390   $    6,512,282    $    6,148,760
         1,113                   -                 -            5,986                 -                -                 -
           231                   -                 -                -                 -                -                 -
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
     8,732,704           5,952,512        12,256,210       17,520,543         2,487,390        6,512,282         6,148,760


        14,512              10,339             4,094                -            10,677                -             3,693
             -                  81                60              577                43               25                62
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
        14,512              10,420             4,154              577            10,720               25             3,755
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$    8,718,192      $    5,942,092    $   12,252,056   $   17,519,966    $    2,476,670   $    6,512,257    $    6,145,005
=================== ================= ================ ================= ================ ================= ================

 8,145,374.551         399,512.466       965,409.265      760,433.531       187,194.949      633,201.933       563,904.809
=================== ================= ================ ================= ================ ================= ================


$     1.070324      $    14.873358    $    12.691049   $    23.039444    $    13.230432   $    10.284645    $    10.897238
=================== ================= ================ ================= ================ ================= ================




 8,731,360.880         255,034.800       575,138.930      461,638.300       179,077.820      647,988.350       600,464.940

$         1.00      $        23.34    $        21.31   $        37.94    $        13.89   $        10.05    $        10.24

$    8,731,360      $    4,851,092    $   11,338,585   $   10,665,909    $    2,072,959   $    6,912,330    $    6,378,125


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                 Statement of Assets and Liabilities (continued)



                                   ALGER AMERICAN     JANUS ASPEN                       DREYFUS
                                     INCOME AND        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                       GROWTH           GROWTH          BALANCED      APPRECIATION        CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------
ASSETS
   Investments, at fair value     $   20,338,846    $   33,683,258   $   31,309,726  $   15,402,361  $    7,460,447
   Receivable for units sold                   -            55,068                -               -               -
   Due from Transamerica Life                  -                 -                -              26              14
                                  ----------------- ---------------- --------------- --------------- ---------------
Total assets                          20,338,846        33,738,326       31,309,726      15,402,387       7,460,461

LIABILITIES
   Payable for units redeemed              3,000                 -           78,716          83,955          24,986
   Due to Transamerica Life                  351               523              238               -               -
                                  ----------------- ---------------- --------------- --------------- ---------------
Total liabilities                          3,351               523           78,954          83,955          24,986
                                  ----------------- ---------------- --------------- --------------- ---------------

Net assets                        $   20,335,495    $   33,737,803   $   31,230,772  $   15,318,432  $    7,435,475
                                  ================= ================ =============== =============== ===============

Accumulation units outstanding     1,102,496.260     1,643,533.430    1,886,693.794   1,093,808.832     639,456.014
                                  ================= ================ =============== =============== ===============

Net asset value and redemption
   price per unit                 $    18.444956    $    20.527604   $    16.553175  $    14.004670  $    11.627813
                                  ================= ================ =============== =============== ===============

Investment sub-account
   information:

Number of  mutual fund shares      1,156,930.970       705,408.550    1,121,408.540     386,314.560     112,457.750

Net asset value per share         $        17.58    $        47.75   $        27.92  $        39.87  $        66.34

Investment cost                   $   15,231,104    $   23,118,222   $   27,022,049  $   14,117,537  $    6,308,492



See accompanying notes.

      MORGAN
 STANLEY EMERGING       PIMCO
  MARKETS EQUITY    VIT STOCKPLUS
   SUB-ACCOUNT       SUB-ACCOUNT
------------------- ---------------

$      570,146      $      100,766
             -                   -
             -                   -
------------------- ---------------
       570,146             100,766


             -                   -
            43                   1
------------------- ---------------
            43                   1
------------------- ---------------

$      570,103      $      100,765
=================== ===============

    39,511.653           9,289.183
=================== ===============


$    14.428731      $    10.847563
=================== ===============





    40,988.240           7,431.190

$        13.91      $        13.56

$      535,334      $      101,391

                                             Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                                              Statement of Operations

                                           Year ended December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Investment income                 $     220,040     $     709,999    $     125,169     $       2,979    $           -

Expenses:
   Mortality and expense risk
     charge                             265,324           116,472           47,729             8,175          555,721
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net investment income (loss)            (45,284)          593,527           77,440            (5,196)        (555,721)

Net realized and unrealized gain (loss) on investments:
     Realized gain (loss) on
       investment transactions          653,810           (34,876)         (19,664)           (6,659)         941,408
     Unrealized appreciation
       (depreciation) of
       investments                    5,886,726            60,218           51,671            (3,670)      16,235,413
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net gain (loss) on investments        6,540,536            25,342           32,007           (10,329)      17,176,821
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase (decrease) in assets
   resulting from operations      $   6,495,252     $     618,869    $     109,447     $     (15,525)   $  16,621,100
                                  ================= ================ ================= ================ =================



See accompanying notes.





                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$     317,083       $      39,232     $      51,759    $           -     $      24,636    $     286,807     $     450,707



       93,869              48,842           113,577          106,543            21,918           61,987            58,545
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------
      223,214              (9,610)          (61,818)        (106,543)            2,718          224,820           392,162




            -              26,316            71,623          294,616             2,495           (6,961)          (15,780)


      (56,229)            937,760           548,180        6,261,699           414,271         (335,925)         (128,542)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

      (56,229)            964,076           619,803        6,556,315           416,766         (342,886)         (144,322)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


$     166,985       $     954,466     $     557,985    $   6,449,772     $     419,484    $    (118,066)    $     247,840
=================== ================= ================ ================= ================ ================= ================


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Operations (continued)



                                   ALGER AMERICAN     JANUS ASPEN                       DREYFUS
                                     INCOME AND        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                       GROWTH           GROWTH          BALANCED      APPRECIATION        CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------

Investment income                 $     434,309     $      23,946    $     487,403   $     137,316   $      2,013

Expenses:
   Mortality and expense risk
     charge                             135,473           194,792          212,914         130,037         57,102
                                  ----------------- ---------------- --------------- --------------- ---------------
Net investment income (loss)            298,836          (170,846)         274,489           7,279        (55,089)


Net realized and unrealized gain (loss) on investments:
     Realized gain (loss) on
       investment transactions          217,501           444,522          294,348         133,316        (90,513)
     Unrealized appreciation
       (depreciation) of
       investments                    4,616,595        10,112,634        3,668,310         830,432      1,168,189
                                  ----------------- ---------------- --------------- --------------- ---------------

Net gain (loss) on investments        4,834,096        10,557,156        3,962,658         963,748      1,077,676
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase (decrease) in net
   assets resulting from          $   5,132,932     $  10,386,310    $   4,237,147   $     971,027   $  1,022,587
   operations
                                  ================= ================ =============== =============== ===============



See accompanying notes.

      MORGAN
 STANLEY EMERGING       PIMCO
  MARKETS EQUITY    VIT STOCKPLUS
   SUB-ACCOUNT       SUB-ACCOUNT
------------------- ---------------

$           -       $       7,215



          692                 165
------------------- ---------------
         (692)              7,050





       72,096                  13


       34,812                (624)
------------------- ---------------

      106,908                (611)
------------------- ---------------


$     106,216       $       6,439
=================== ===============

                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 1999


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase in net assets:
   Operations:
     Net investment income
       (loss)                     $     (45,284)    $     593,527    $      77,440     $      (5,196)   $    (555,721)
     Realized gain (loss) on
       investment transactions          653,810           (34,876)         (19,664)           (6,659)         941,408
     Unrealized appreciation
       (depreciation) of
       investments                    5,886,726            60,218           51,671            (3,670)      16,235,413
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Increase (decrease) in net
   assets resulting from              6,495,252           618,869          109,447           (15,525)      16,621,100
   operations

Change from accumulation unit
   transactions                      26,628,545        10,167,044        2,585,748           463,610       39,818,814
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Total increase in net assets         33,123,797        10,785,913        2,695,195           448,085       56,439,914

Net assets at beginning of            6,185,188         4,032,060        2,099,291           429,467       20,116,754
period
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Net assets at end of period       $  39,308,985     $  14,817,973    $   4,794,486     $     877,552    $  76,556,668
                                  ================= ================ ================= ================ =================



See accompanying notes.




                                       11








                                                                         MORGAN STANLEY
 TRANSAMERICA VIF                                                         INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
   MONEY MARKET                         MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
   SUB-ACCOUNT        MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------




$     223,214       $      (9,610)    $     (61,818)   $    (106,543)    $       2,718    $     224,820     $     392,162

            -              26,316            71,623          294,616             2,495           (6,961)          (15,780)


      (56,229)            937,760           548,180        6,261,699           414,271         (335,925)         (128,542)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


      166,985             954,466           557,985        6,449,772           419,484         (118,066)          247,840


    4,269,998           3,148,890         7,560,891        7,129,722         1,044,422        3,882,462         3,083,329
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

    4,436,983           4,103,356         8,118,876       13,579,494         1,463,906        3,764,396         3,331,169

    4,281,209           1,838,736         4,133,180        3,940,472         1,012,764        2,747,861         2,813,836
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

$   8,718,192       $   5,942,092     $  12,252,056    $  17,519,966     $   2,476,670    $   6,512,257     $   6,145,005
=================== ================= ================ ================= ================ ================= ================




                                       12

                                             Separate Account VA-6 of
                                  Transamerica Life Insurance and Annuity Company

                                  Statement of Changes in Net Assets (continued)



                                       ALGER
                                  AMERICAN INCOME     JANUS ASPEN                       DREYFUS
                                     AND GROWTH        WORLDWIDE      JANUS ASPEN       CAPITAL      DREYFUS SMALL
                                    SUB-ACCOUNT         GROWTH          BALANCED      APPRECIATION        CAP
                                                      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase in net assets:
   Operations:
     Net investment income
       (loss)                     $     298,836     $    (170,846)   $     274,489   $       7,279   $     (55,089)
     Realized gain (loss) on
       investment  transactions         217,501           444,522          294,348         133,316         (90,513)
     Unrealized appreciation
       (depreciation) of
       investments                    4,616,595        10,112,634        3,668,310`        830,432       1,168,189
                                  ----------------- ---------------- --------------- --------------- ---------------

Increase (decrease) in net
   assets resulting from              5,132,932        10,386,310        4,237,147         971,027       1,022,587
   operations

Changes from accumulation unit
   transactions                      11,137,669        17,654,193       22,110,729       9,551,150       3,776,210
                                  ----------------- ---------------- --------------- --------------- ---------------

Total increase in net assets         16,270,601        28,040,503       26,347,876      10,522,177       4,798,797

Net assets at beginning of year       4,064,894         5,697,300        4,882,896       4,796,255       2,636,678
                                  ----------------- ---------------- --------------- --------------- ---------------

Net assets at end of year         $  20,335,495     $  33,737,803    $  31,230,772   $  15,318,432   $   7,435,475
                                  ================= ================ =============== =============== ===============



See accompanying notes.





                                       13








      MORGAN
 STANLEY EMERGING        PIMCO
  MARKETS EQUITY          VIT
    SUB-ACCOUNT        STOCKPLUS
                      SUB-ACCOUNT
-------------------- --------------




$        (692)       $       7,050

       72,096                   13


       34,812                 (624)
-------------------- --------------


      106,216                6,439


      463,887               94,326
-------------------- --------------

      570,103              100,765

            -                    -
-------------------- --------------

$     570,103        $     100,765
==================== ==============


                            Separate Account VA-6 of
                 Transamerica Life Insurance and Annuity Company

                       Statement of Changes in Net Assets

 Period from January 12, 1998 (commencement of operations) to December 31, 1998


                                       ALLIANCE         ALLIANCE
                                    PREMIER GROWTH     GROWTH AND       OPPENHEIMER      OPPENHEIMER      TRANSAMERICA
                                      SUB-ACCOUNT        INCOME           MANAGED         SMALL CAP        VIF GROWTH
                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase in net assets:
   Operations:
     Net investment income (loss)     $   (20,663)     $    93,130      $   (11,143)     $    (1,951)      $ 1,541,026
     Realized gain (loss) on
       investment transactions              9,374          (11,810)         (13,311)          (5,298)          224,895
     Unrealized appreciation
       (depreciation) of
       investments                        970,787          361,294           16,685              155         1,506,260
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets
   resulting from operations              959,498          442,614           (7,769)          (7,094)        3,272,181

Change from accumulation unit
   transactions                         5,225,690        3,589,446        2,107,060          436,561        16,844,573
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Total increase in net assets            6,185,188        4,032,060        2,099,291          429,467        20,116,754

Net assets at beginning of period               -                -                -                -                 -
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Net assets at end of period           $ 6,185,188      $ 4,032,060      $ 2,099,291      $   429,467       $20,116,754
                                    ================ ================ ================ ================= ================


See accompanying notes.





                                       16








                                                                         MORGAN STANLEY
   TRANSAMERICA                                                           INTERNATIONAL    MORGAN STANLEY   MORGAN STANLEY
    VIF MONEY                           MFS GROWTH       MFS EMERGING        MAGNUM         FIXED INCOME      HIGH YIELD
MARKET SUB-ACCOUNT    MFS RESEARCH      WITH INCOME         GROWTH         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      SUB-ACCOUNT       SUB-ACOUNT       SUB-ACCOUNT
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------



  $    40,317         $    (5,457)      $   (19,027)     $   (13,376)      $      (493)     $   103,661       $   161,107

          270                (453)           (5,984)          (4,306)             (674)           1,296           (12,252)


       56,229             163,659           369,444          586,948               160          (64,122)         (100,822)
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------


       96,816             157,749           344,433          569,266            (1,007)          40,835            48,033


    4,184,393           1,680,987         3,788,747        3,371,206         1,013,771        2,707,026         2,765,803
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

    4,281,209           1,838,736         4,133,180        3,940,472         1,012,764        2,747,861         2,813,836

            -                   -                 -                -                 -                -                 -
------------------- ----------------- ---------------- ----------------- ---------------- ----------------- ----------------

  $ 4,281,209         $ 1,838,736       $ 4,133,180      $ 3,940,472       $ 1,012,764      $ 2,747,861       $ 2,813,836
=================== ================= ================ ================= ================ ================= ================





                                             Separate Account VA-6 of
                                  Transamerica Life Insurance and Annuity Company

                                  Statement of Changes in Net Assets (continued)

                  Period from January 12, 1998 (commencement of operations) to December 31, 1998

                                         ALGER
                                       AMERICAN        JANUS ASPEN                     DREYFUS CAPITAL
                                      INCOME AND        WORLDWIDE       JANUS ASPEN      APPRECIATION        DREYFUS
                                        GROWTH           GROWTH          BALANCED        SUB-ACCOUNT        SMALL CAP
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase in net assets:
   Operations:
     Net investment income (loss)     $    47,767      $    33,619      $    75,025      $     3,770       $    19,489
     Realized gain (loss) on
       investment transactions            (11,058)          (1,276)          16,321            6,062           (18,515)
     Unrealized appreciation
       (depreciation) of
       investments                        491,146          452,400          619,366          454,391           (16,234)
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Increase (decrease) in net assets
   resulting from operations              527,855          484,743          710,712          464,223           (15,260)

Change from accumulation unit
   transactions                         3,537,039        5,212,557        4,172,184        4,332,032         2,651,938
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Total increase in net assets            4,064,894        5,697,300        4,882,896        4,796,255         2,636,678

Net assets at beginning of period               -                -                -                -                 -
                                    ---------------- ---------------- ---------------- ----------------- ----------------

Net assets at end of period           $ 4,064,894      $ 5,697,300      $ 4,882,896      $ 4,796,255       $ 2,636,678
                                    ================ ================ ================ ================= ================

See accompanying notes.

                              Separate Account VA-6
                 Transamerica Life Insurance and Annuity Company

                          Notes to Financial Statements

                                December 31, 1999

                                       19

1. ORGANIZATION

Separate Account VA-6 of Transamerica Life Insurance and Annuity Company ("Separate Account") was established by Transamerica Life Insurance and Annuity Company ("Transamerica Life") as a separate account under the laws of the State of North Carolina pursuant to June 11, 1996 resolutions of Transamerica's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission ("the Commission") under the Investment Company Act of 1940 as a unit investment trust and is designed to provide annuity benefits pursuant to deferred annuity contracts ("Contract") issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on January 12, 1998.

In accordance with the terms of the Contract, all payments allocated to the Separate Account by contract owners must be allocated to purchase units of any or all of the Separate Account's nineteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio. The mutual fund portfolios are: Alliance Premier Growth, Alliance Growth and Income, Oppenheimer Managed, Oppenheimer Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, MFS Research, MFS Growth with Income, MFS Emerging Growth, Morgan Stanley International Magnum, Morgan Stanley Fixed Income, Morgan Stanley High Yield, Alger American Income and Growth, Janus Aspen Worldwide Growth, Janus Aspen Balanced, Dreyfus Capital Appreciation, Dreyfus Small Cap, Morgan Stanley Emerging Markets Equity and PIMCO VIT StockPLUS (together "the Funds"). The Funds are open-end, diversified investment companies registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

INVESTMENT VALUATION

Investments in Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis which approximates average cost. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

                                               Separate Account VA-6
                 Transamerica Life Insurance and Annuity Company

                                     Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT INCOME

Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

FEDERAL INCOME TAXES

Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, income from assets maintained in the Separate Account for the exclusive benefit of participants is generally not subject to federal income tax.

3. EXPENSES AND CHARGES

Mortality and expense risk charges are deducted form each sub-account of the Separate Account on a daily basis which is equal, on an annual basis, to 1.20% of the daily net asset value of the sub-account. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the sub-account. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .35%.

The following charges are deducted form a contract holder's account by Transamerica Life and not directly from the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). This charge may change but is guaranteed not to exceed $60 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30. Additionally, there is a $10 fee for each transfer in excess of eighteen in each calendar year. In the event that a contract holder withdraws all or a portion of the contract holder's account, a contingent deferred sales load (CDSL) not exceeding 6% of premiums may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The amount of the CDSL is based upon elapsed time since the premium was received and disappears after the seventh year. During 1999, CDSL amounted to $77,064.

4. REMUNERATION

The separate account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. ACCUMULATION UNITS

The changes in accumulation units and amounts are as follows:


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Year ended December 31, 1999

Accumulation Units:
   Units sold                       1,150,187.485       502,971.812      181,583.435      21,295.199      2,035,471.824
   Units redeemed                     (37,971.274)      (23,234.689)      (8,040.765)       (398.348)      (117,191.886)
   Units transferred                  541,961.340       316,310.256       66,371.581      32,251.631        645,387.055
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        1,654,177.551       796,047.379      239,914.251      53,148.482      2,563,666.993
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                      15,247,050.345       174,333.788      384,297.790       328,467.480       50,344.669
   Units redeemed                    (724,530.551)       (9,184.776)     (22,640.100)       (9,356.530)      (4,834.347)
   Units transferred              (10,507,039.207)       83,050.548      260,907.051       143,108.648       47,129.299
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        4,015,480.587       248,199.560      622,564.741       462,219.598       92,639.621
                                  ================= ================ ================= ================ =================

                                                                      ALGER AMERICAN
                                   MORGAN STANLEY   MORGAN STANLEY      INCOME AND       JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD          GROWTH          WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         GROWTH           BALANCED
                                                                                         SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                         158,959.661       118,987.338      577,035.945       784,616.523    1,030,839.833
   Units redeemed                     (17,060.765)      (17,482.256)     (20,966.788)      (25,497.851)     (25,096.610)
   Units transferred                  232,066.572       189,528.970      236,678.161       434,072.458      512,022.250
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                          373,965.468       291,034.052      792,747.318     1,193,191.130    1,517,765.473
                                  ================= ================ ================= ================ =================





5. ACCUMULATION UNITS (CONTINUED)

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION        DREYFUS       MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT        SMALL CAP       SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------

Accumulation Units:
   Units sold                         489,603.950       259,178.342     11,571.407           3,424.049
   Units redeemed                     (18,096.200)       (6,736.271)        (0.117)             (0.822)
   Units transferred                  245,680.723       111,487.469     27,940.363           5,865.956
                                  ----------------- ---------------- ----------------- ----------------
Net increase                          717,188.473       363,929.540     39,511.653           9,289.183
                                  ================= ================ ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Year ended December 31, 1999

Amounts:
   Sales                          $  18,515,436     $   6,423,910    $   1,957,070     $     185,756    $  31,614,899
   Redemptions                         (611,252)         (296,751)         (86,661)           (3,474)      (1,820,221)
   Transfers                          8,724,361         4,039,885          715,339           281,328       10,024,136
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $  26,628,545     $  10,167,044    $   2,585,748     $     463,610    $  39,818,814
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $  16,213,468     $   2,211,760    $   4,667,199     $   5,066,600    $     567,587
   Redemptions                         (770,454)         (116,526)        (274,958)         (144,324)         (54,502)
   Transfers                        (11,173,016)        1,053,656        3,168,650         2,207,446          531,337
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   4,269,998     $   3,148,890    $   7,560,891     $   7,129,722    $   1,044,422
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   1,650,696     $   1,260,598    $   8,107,041     $  11,609,013    $  15,017,222
   Redemptions                         (177,165)         (185,213)        (294,571)         (377,260)        (365,606)
   Transfers                          2,408,931         2,007,944        3,325,199         6,422,440        7,459,113
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   3,882,462     $   3,083,329    $  11,137,669     $  17,654,193    $  22,110,729
                                  ================= ================ ================= ================ =================


5. ACCUMULATION UNITS (CONTINUED)

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION     DREYFUS SMALL    MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT           CAP          SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------

Amounts:
   Sales                          $   6,520,295     $   2,689,289    $     135,854     $      34,769
   Redemptions                         (240,995)          (69,896)              (1)               (8)
   Transfers                          3,271,850         1,156,817          328,034            59,565
                                  ----------------- ---------------- ----------------- ----------------
Net increase                      $   9,551,150     $   3,776,210    $     463,887     $      94,326
                                  ================= ================ ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Period from January 12, 1998
to December 31, 1998
---------------------------------

Accumulation Units:
   Units sold                       405,514.499         322,509.748      189,242.536        44,756.495    1,548,611.269
   Units redeemed                    (3,888.691)         (1,520.939)        (777.337)         (147.621)     (95,167.336)
   Units transferred                 26,022.380          18,551.258       10,702.783         3,288.294      (28,602.510)
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                        427,648.138         339,540.067      199,167.982        47,897.168    1,424,841.423
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                     5,500,255.363         142,988.314      330,630.911       276,470.688       87,091.861
   Units redeemed                    (2,062.198)         (4,416.640)      (1,298.233)       (1,568.594)        (464.787)
   Units transferred              (1,368,299.201)        12,741.232       13,511.846        23,311.839        7,928.254
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      4,129,893.964         151,312.906      342,844.524       298,213.933       94,555.328
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Accumulation Units:
   Units sold                         237,248.878       253,931.309      289,673.784       422,289.213      360,603.402
   Units redeemed                        (985.174)       (1,033.135)        (723.615)       (1,069.840)     (22,736.191)
   Units transferred                   23,062.761        19,972.583       20,798.773        29,122.927       31,061.110
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                          259,326.465       272,870.757      309,748.942       450,342.300      368,928.321
                                  ================= ================ ================= ================ =================




5. ACCUMULATION UNITS (CONTINUED)

                                  DREYFUS CAPITAL       DREYFUS
                                    APPRECIATION       SMALL CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ----------------

Accumulation Units:
   Units sold                         368,198.962       272,098.659
   Units redeemed                      (2,294.029)         (326.488)
   Units transferred                   10,715.426         3,754.303
                                  ----------------- ----------------
Net increase                          376,620.359       275,526.474
                                  ================= ================


                                      ALLIANCE         ALLIANCE
                                   PREMIER GROWTH     GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                    SUB-ACCOUNT         INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Period from January 12, 1998
--------------------------------
to December 31, 1998

Amounts:
   Sales                          $   4,954,418     $   3,411,999    $   2,002,455     $     407,942    $  18,309,974
   Redemptions                          (47,478)          (16,075)          (8,209)           (1,344)      (1,125,549)
   Transfers                            318,750           193,522          112,814            29,963         (339,852)
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   5,225,690     $   3,589,446    $   2,107,060     $     436,561    $  16,844,573
                                  ================= ================ ================= ================ =================

                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   5,573,456     $   1,588,416    $   3,653,939     $   3,126,319    $     933,831
   Redemptions                           (2,089)          (49,043)         (14,373)          (17,694)          (4,980)
   Transfers                         (1,386,974)          141,614          149,181           262,581           84,920
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   4,184,393     $   1,680,987    $   3,788,747     $   3,371,206    $   1,013,771
                                  ================= ================ ================= ================ =================

                                   MORGAN STANLEY   MORGAN STANLEY    ALGER AMERICAN     JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD        INCOME AND        WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT         GROWTH           GROWTH           BALANCED
                                                                       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Amounts:
   Sales                          $   2,476,824     $   2,575,049    $   3,307,793     $   4,890,611    $   4,075,419
   Redemptions                          (10,286)          (10,477)          (8,233)          (12,394)        (256,882)
   Transfers                            240,488           201,231          237,479           334,340          353,647
                                  ----------------- ---------------- ----------------- ---------------- -----------------
Net increase                      $   2,707,026     $   2,765,803    $   3,537,039     $   5,212,557    $   4,172,184
                                  ================= ================ ================= ================ =================





5. ACCUMULATION UNITS (CONTINUED)

                                  DREYFUS CAPITAL    DREYFUS SMALL
                                    APPRECIATION          CAP
                                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ----------------

Amounts:
   Sales                          $   4,235,043     $   2,606,986
   Redemptions                          (26,372)           (3,125)
   Transfers                            123,361            48,077
                                  ----------------- ----------------
Net increase                      $   4,332,032     $   2,651,938
                                  ================= ================

6. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from the sales of investments during the year ended December 31, 1999 were:

                                    ALLIANCE
                                      ALLIANCE        GROWTH AND       OPPENHEIMER       OPPENHEIMER      TRANSAMERICA
                                       GROWTH           INCOME           MANAGED          SMALL CAP        VIF GROWTH
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Aggregate purchases                 $28,821,517       $11,615,805       $3,143,095          $494,133      $44,755,385
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales      $  2,512,727     $     965,845      $   469,055         $  35,580     $  5,686,255
                                  ================= ================ ================= ================ =================


                                                                                                         MORGAN STANLEY
                                    TRANSAMERICA                                                         INTERNATIONAL
                                     VIF MONEY                       MFS GROWTH WITH    MFS EMERGING         MAGNUM
                                       MARKET        MFS RESEARCH         INCOME           GROWTH         SUB-ACCOUNT
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------

Aggregate purchases                 $22,616,002        $3,408,425       $8,275,181       $8,068,588       $1,200,392
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales       $17,635,459       $   284,725      $   877,617       $1,068,135      $   152,421
                                  ================= ================ ================= ================ =================




6. INVESTMENT TRANSACTIONS (CONTINUED)

                                                                      ALGER AMERICAN
                                   MORGAN STANLEY   MORGAN STANLEY      INCOME AND       JANUS ASPEN
                                    FIXED INCOME      HIGH YIELD          GROWTH          WORLDWIDE       JANUS ASPEN
                                    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         GROWTH           BALANCED
                                                                                         SUB-ACCOUNT      SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ---------------- -----------------


Aggregate purchases                 $4,635,604        $3,916,870      $12,640,018       $19,398,096      $23,486,727
                                  ================= ================ ================= ================ =================

Aggregate proceeds from sales      $   559,981       $   517,230     $  1,228,203      $  2,001,697     $  1,348,530
                                  ================= ================ ================= ================ =================

                                                                      MORGAN STANLEY
                                  DREYFUS CAPITAL                        EMERGING
                                    APPRECIATION        DREYFUS       MARKETS EQUITY      PIMCO VIT
                                    SUB-ACCOUNT        SMALL CAP       SUB-ACCOUNT        STOCKPLUS
                                                      SUB-ACCOUNT                        SUB-ACCOUNT
                                  ----------------- ---------------- ----------------- ----------------


Aggregate purchases                $10,459,049        $4,549,809          $736,015          $101,552
                                  ================= ================ ================= ================

Aggregate proceeds from sales     $     862,852      $   729,394          $272,777       $       173
                                  ================= ================ ================= ================





                 Transamerica Life Insurance and Annuity Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................6
Statements of Cash Flow - Statutory Basis...............................................................7
Notes to Financial Statements - Statutory Basis.........................................................9


Statutory Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties -
   Statutory Basis.....................................................................................33
Supplementary Insurance Information - Statutory Basis..................................................34
Reinsurance - Statutory Basis..........................................................................36


2






                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance and Annuity Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance and Annuity Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance and Annuity Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



March 31, 2000

3

                 Transamerica Life Insurance and Annuity Company

                        Balance Sheets - Statutory Basis

                                 (Dollars in thousands, except per share amounts)


                                                                                  DECEMBER 31
                                                                            1999              1998
                                                                     --------------------------------------
ADMITTED ASSETS Cash and invested assets:
   Bonds                                                              $     12,569,942  $     12,316,491
   Preferred stocks-unaffiliated                                               153,263           118,440
   Common stocks-unaffiliated                                                  198,562           108,401
   Common stock-subsidiaries                                                   120,319           112,957
   Mortgage loans on real estate                                               406,037           364,453
   Policy loans                                                                  9,508            10,036
   Cash and short-term investments                                             367,023           414,787
   Other investments                                                           221,601           136,610
                                                                     --------------------------------------
Total cash and invested assets                                              14,046,255        13,582,175

Accrued investment income                                                      202,664           172,788
Deferred and uncollected premiums                                                1,909             4,919

Commissions and expense allowances due                                           2,205             8,236

Other admitted assets                                                           14,014            21,936

Separate account assets                                                      6,118,265         4,575,184
                                                                     --------------------------------------
Total admitted assets                                                 $     20,385,312  $     18,365,238
                                                                     ======================================






8








                                                                                  DECEMBER 31
                                                                            1999              1998
                                                                     --------------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Reserves for future policy benefits                                $      9,221,606  $      8,084,356
   Premiums and other deposit funds                                          1,211,802         2,013,253
   Funding agreements                                                        2,670,635         2,355,990
   Other                                                                         1,824             2,278
   Accounts payable and other liabilities                                      139,395           285,876
   Asset valuation reserve                                                     214,753           177,794
   Interest maintenance reserve                                                 28,192            39,678
   Separate account liabilities                                              6,099,996         4,575,184
                                                                     --------------------------------------
Total liabilities                                                           19,588,203        17,534,409

Capital and surplus:
   Common Stock ($100 par value):
     Authorized shares - 50,000
     Issued and outstanding shares - 25,000 in 1999
       and 15,300 in 1998                                                        2,500             1,530
   Contributed surplus                                                         228,816           228,816
   Unassigned surplus                                                          565,793           600,483
                                                                     --------------------------------------
Total capital and surplus                                                      797,109           830,829
                                                                     --------------------------------------
Total liabilities and capital and surplus                              $    20,385,312   $    18,365,238
                                                                     ======================================

See accompanying notes.




                 Transamerica Life Insurance and Annuity Company

                   Statements of Operations - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
Revenues:
   Premiums and annuity considerations                          $      169,711    $      338,850   $      430,860
   Fund deposits                                                     5,793,132         4,053,557        2,122,178
   Net investment income                                             1,032,629         1,064,299        1,048,328
   Amortization of interest maintenance reserve                           (359)            1,178              (92)
   Other                                                               112,386            40,530           14,995
                                                              ------------------------------------------------------
                                                                     7,107,499         5,498,414        3,616,269

Benefits and expenses:
   Benefits paid or provided for:
     Annuity benefits                                                  406,862           390,039          378,915
     Surrender benefits and other withdrawals                        5,326,123         3,908,081        2,541,297
     Interest on policy or contract funds                              158,829           129,676          158,089
     Increase in reserves                                            1,137,250            68,165           88,915
     Decrease in liability for premium and other deposit funds
                                                                      (801,451)         (441,595)         (12,782)
     Other                                                               9,940            12,468            5,065
                                                              ------------------------------------------------------
                                                                     6,237,553         4,066,834        3,159,499
   Expenses:
     Commissions and expense allowances                                156,845            68,615           43,736
     Other operating expenses                                          110,399            94,956           85,177
     Net transfers to separate accounts                                502,778         1,103,788          173,890
                                                              ------------------------------------------------------
                                                                       770,022         1,267,359          302,803
                                                              ------------------------------------------------------
                                                                     7,007,575         5,334,193        3,462,302
                                                              ------------------------------------------------------
Gain from operations before dividends to policyholders,
   federal income tax expense and
   net realized capital gains (losses)                                  99,924           164,221          153,967
Dividends to policyholders                                                 257               215              121
                                                              ------------------------------------------------------
Gain from operations before federal income tax
   expense and net realized capital gains (losses)                      99,667           164,006          153,846
Federal income tax expense                                              38,559            61,553           50,161
                                                              ------------------------------------------------------
Gain from operations before net realized capital gains
   (losses)                                                             61,108           102,453          103,685

Net realized capital gains (losses)                                     (8,012)          106,488           31,659
                                                              ------------------------------------------------------
Net income                                                      $       53,096    $      208,941   $      135,344
                                                              ======================================================

See accompanying notes.




                 Transamerica Life Insurance and Annuity Company

                          Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                    1999              1998             1997
                                                              -----------------------------------------------------

Capital and surplus at beginning of year                        $      830,829    $      675,268   $      568,693
Net income                                                              53,096           208,941          135,344
Increase (decrease) in net unrealized capital gains                      6,779            44,869           (2,199)
Increase in liability for reinsurance in
   unauthorized companies                                               (1,826)             (443)             (32)
(Increase) decrease in non-admitted assets                              (8,169)          (13,488)           1,779
Increase in asset valuation reserve                                    (36,959)          (22,992)          (7,992)
Dividends paid to parent                                               (50,000)          (50,000)         (40,000)
Increase in contributed surplus                                            970                 -           20,029
Other                                                                    2,389           (11,326)            (354)
                                                              ------------------------------------------------------
Capital and surplus at end of year                              $      797,109    $      830,829   $      675,268
                                                              ======================================================

See accompanying notes.





                 Transamerica Life Insurance and Annuity Company

                    Statements of Cash Flow - Statutory Basis

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------
OPERATING ACTIVITIES
Premiums and annuity considerations                             $      172,721    $      336,451   $      428,243
Fund deposits                                                        5,793,132         4,054,271        2,116,788
Other income received                                                  131,708            30,701            4,876
Investment income received                                             965,065         1,062,909          993,082
Life claims paid                                                       (14,530)           (5,038)          (1,384)
Surrender benefits and other fund withdrawals paid                  (5,324,839)       (3,936,376)      (2,532,263)
Other benefits paid to policyholders                                  (570,325)         (525,826)        (539,918)
Commissions, other expenses and taxes paid                            (274,156)         (153,238)        (128,774)
Dividends paid to policyholders                                           (257)             (215)            (121)
Federal income taxes paid                                              (63,826)         (126,165)         (29,145)
Net transfer to separate accounts                                     (513,986)       (1,108,006)        (173,890)
Other expenses paid                                                     (3,425)          (11,288)          (2,058)
                                                              ------------------------------------------------------
Net cash provided by (used in) operating activities                    297,282          (381,820)         135,436

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                             3,757,923         4,130,583        4,455,430
   Stocks                                                               89,662           415,807          140,896
   Mortgage loans                                                       68,866            68,866           53,186
   Other invested assets                                                     -             3,193            7,101
   Miscellaneous proceeds                                                5,463               234            9,691
                                                              ------------------------------------------------------
Total investment proceeds                                            3,921,914         4,618,683        4,666,304
Taxes paid on capital gains                                                  -                 -           12,861
                                                              ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                                    3,921,914         4,618,683        4,653,443

Cost of investments acquired:
   Bonds                                                            (4,001,611)       (3,049,192)      (4,966,625)
   Stocks                                                             (197,512)         (349,174)        (137,079)
   Mortgage loans                                                      (63,520)          (55,835)         (23,785)
   Other invested assets                                                (1,272)           (9,601)          (1,173)
   Miscellaneous applications                                          (29,374)          (83,519)            (711)
                                                              ------------------------------------------------------
Total cost of investments acquired                                  (4,293,289)       (3,547,321)      (5,129,373)
Net decrease in policy loans                                               528               981            2,553
                                                              ------------------------------------------------------
Net cash (used in) provided by investing activities                   (370,847)        1,072,343         (473,377)




                 Transamerica Life Insurance and Annuity Company

                               Statements of Cash Flow - Statutory Basis (continued)

                             (Dollars in thousands)


                                                                             YEAR ENDED DECEMBER 31
                                                                     1999             1998              1997
                                                              ------------------------------------------------------

FINANCING ACTIVITIES Other cash provided:
   Capital surplus paid-in                                      $          970    $            -   $       20,029
   Other sources                                                       303,795           174,802          450,051
                                                              ------------------------------------------------------
Total other cash provided                                              304,765           174,802          470,080
                                                              ------------------------------------------------------

Other cash applied:
   Dividends paid to shareholders                                      (50,000)          (50,000)         (40,000)
   Other applications, net                                            (228,964)         (491,410)         (24,323)
                                                              ------------------------------------------------------
Total other cash applied                                              (278,964)         (541,410)         (64,323)
                                                              ------------------------------------------------------
Net cash provided by (used in) financing activities                     25,801          (366,608)         405,757

Net increase (decrease) in cash and short-term investments
                                                                       (47,764)          323,915           67,816

Cash and short-term investments at
   beginning of year                                                   414,787            90,872           23,056
                                                              ------------------------------------------------------
Cash and short-term investments at end of year                  $      367,023    $      414,787   $       90,872
                                                              ======================================================

See accompanying notes.


                 Transamerica Life Insurance and Annuity Company

                 Notes to Financial Statements - Statutory Basis

                                December 31, 1999


32

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Life Insurance and Annuity Company (the Company) is domiciled in North Carolina. The Company is a wholly owned subsidiary of Transamerica Occidental Life Insurance Company (TOLIC), which is an indirect wholly owned subsidiary of Transamerica Corporation. The Company is the parent of Transamerica Assurance Company (TAC), a Missouri domiciled life insurance company, and Gemini Investments, Inc., an investment company acquired in 1998. During 1999, Transamerica Corporation was merged with an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company engages in providing life insurance, pension and annuity products, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are relatively evenly distributed in 49 states.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the North Carolina Department of Insurance (the North Carolina Department), which vary in some respects from accounting principles generally accepted in the United States
(GAAP). The more significant variances from GAAP are as follows:

       The accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value. Changes in the subsidiaries' net carrying values are charged or credited directly to unassigned surplus.

                 Transamerica Life Insurance and Annuity Company

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

       Bonds, where permitted, are carried at amortized cost, rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value) and trading (reported at fair value) classifications.

       The costs of acquiring new and renewal business, such as commissions and underwriting and policy issue costs, are expensed when incurred rather than deferred and amortized over the terms of the related policies.

       Certain assets recognized under GAAP, principally agents' debit balances and furniture and equipment, are "non-admitted" and excluded from the accompanying financial statements under SAP and are charged directly to unassigned surplus.

       Reserves for future policy benefits generally are calculated based on mortality and interest assumptions that are statutorily required rather than using estimated expected experience or actual account balances. The policy liabilities are reported net, rather than gross, of ceded amounts.

       Revenues for investment-type contracts consist of the entire premium received and benefits represent the benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account value.

       An Interest Maintenance Reserve (IMR) is provided which defers certain realized capital gains and losses attributable to changes in the general level of interest rates. Such deferred gains or losses are amortized into investment income over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

       An Asset Valuation Reserve (AVR) is provided which reclassifies a portion of surplus to liabilities. The AVR is calculated according to a specified formula as prescribed by the National Association of Insurance Commissioners (NAIC) and is intended to stabilize the Company's surplus against possible fluctuations in the market values of bonds, equity securities, mortgage loans, real estate, and other invested assets. Changes in the required AVR balance are charged or credited directly to unassigned surplus.

       Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

       Policyholders dividends are recognized when declared rather than over the term of the related policies.

       A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance or amounts deemed uncollectible would be established through a charge to earnings.

Other significant accounting policies are as follows:

INVESTMENTS

Investments are shown on the following bases:

       Bonds - where permitted, at amortized cost; all others are carried at values prescribed by the Securities Valuation Office of the NAIC (SVO); premiums and discounts are amortized using the interest method. For loan-backed bonds, the interest method including anticipated prepayments at the date of purchase is used. Prepayment assumptions for loan-backed bonds are estimated using broker dealer survey values. The retrospective adjustment method is used to value all securities except for interest only securities which are valued using the prospective method.

       Preferred stocks - where permitted, at cost; all others are carried at fair value based on NAIC values.

       Common stocks - at fair value based on NAIC market values, except for the investment in subsidiaries which are at statutory net carrying value. The related unrealized capital gains or losses are reported in unassigned surplus without any adjustments for federal income taxes.

       Mortgage loans on real estate - at the aggregate unpaid balances.

       Policy loans - at the aggregate unpaid principal balances.

       Other investments - consists of partnerships, receivable for securities sold and derivatives and are reported primarily at the lower of cost or fair value. Derivative instruments are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Gains and losses on disposal of investments are recognized on the specific-identification basis. Changes in the statutory fair values of stocks and those bonds carried at NAIC statement values, rather than amortized cost, are reported as unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Short-term investments include investments with maturities of less than one year at date of acquisition. The Company had a net cash overdraft balance of $0 and $110 at December 31, 1999 and 1998, respectively.

SEPARATE ACCOUNTS

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct and are reported at fair value. Substantially all investment risks associated with fair value changes are borne by the clients. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

POLICY RESERVES

Life and annuity benefit reserves are calculated based upon published tables using such interest rate assumptions and valuation methods that will provide, in the aggregate, reserves that meet the amounts required by the North Carolina Department. The Company waives deductions of deferred fractional premiums upon death of the insureds and, for more recent issues, returns any portion of the final premium beyond the date of death.

PREMIUM REVENUES

Premiums from life insurance policies are recognized as revenue when due and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

RECLASSIFICATIONS

Certain reclassifications of 1997 and 1998 amounts have been made to conform with the 1999 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values for bonds are based on market values prescribed by the SVO rather than on actual or estimated market values. For bonds without available market values, amortized costs are used as estimated fair values. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $6,447 million and $6,566 million, respectively, of bonds that were valued at amortized cost.

Fair values for preferred and common stocks are based on market values prescribed by the SVO, except for the investment in subsidiaries which are at statutory net carrying value.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

Fair values for derivative instruments are estimated using values obtained from independent pricing services.

The carrying amounts of cash and short-term investments and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts, included in reserves for future policy benefits and premium and other deposit funds, are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying values and fair values of financial instruments are as follows (in thousands):

                                                                       DECEMBER 31
                                                          1999                             1998
                                            --------------------------------- --------------------------------
                                                CARRYING          FAIR            CARRYING         FAIR
                                                 VALUE           VALUE             VALUE           VALUE
                                            --------------------------------- --------------------------------
Financial assets:
   Bonds                                     $   12,569,942  $   12,503,313    $   12,316,491  $   12,802,540
   Preferred stocks                                 153,263         160,651           118,440         115,201
   Common stocks                                    318,881         318,881           221,358         221,358
   Mortgage loans on real estate                    406,037         390,020           364,453         395,310
   Policy loans                                       9,508           9,508            10,036          10,036
   Floors and caps                                   18,456          17,118            21,598          57,954
   Short-term investments                           367,023         367,023           414,787         414,787
   Cash on hand and on deposit                            -               -                 -               -
   Accrued investment income                        202,664         202,664           172,788         172,788

Financial liabilities (liabilities for investment-type contracts):
     Single and flexible premium
       deferred annuities                         5,107,350       4,852,274         3,819,956       3,657,037
     Single premium immediate annuities             582,921         553,705           307,956         325,366
     Guaranteed investment contracts              2,003,251       2,036,664         2,013,253       2,034,864
     Funding agreements                           2,670,635       2,642,116         2,355,990       2,347,701
     Other deposit contracts                      1,954,414       1,921,062         1,677,464       1,683,371

Off-balance sheet assets (liabilities): Swap designated as hedges that are in a:
     Receivable position                                  -         126,973                 -          16,420
     Payable position                                     -         (59,773)                -          (2,933)


The Company enters into various interest-rate agreements in the normal course of business primarily as a means of managing its interest rate exposure.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded. As of December 31, 1999, there were no unfunded interest rate swap agreements.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                          AGGREGATE           WEIGHTED
                                                           NOTIONAL            AVERAGE            FAIR
                                                            AMOUNT           FIXED RATE          VALUE
                                                      -------------------------------------------------------

DECEMBER 31, 1999
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                               $      2,063,339        6.02%       $        79,362
     Floating rate interest                                     240,569        6.09                   (271)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                           40,000        5.88                    571
Interest rate swap agreements designated
   as hedges of financial liabilities, where
   the Company pays:
     Fixed rate interest                                         78,600        6.18                    818
     Floating rate interest                                   1,152,078        6.40                 (8,750)
     Floating rate interest based on one
       index and receives floating rate
       interest based on another index                          155,000        6.16                 (1,047)
Interest rate floor agreements                                  160,500           -                  9,462
Swaptions                                                     1,770,000        6.15                  9,270
Other                                                             4,866           -                  3,386




2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                            AGGREGATE         WEIGHTED
                                                            NOTIONAL          AVERAGE
                                                             AMOUNT          FIXED RATE       FAIR VALUE
                                                      -------------------------------------------------------
DECEMBER 31, 1998
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                                $       320,535        5.56%        $      (83,692)
     Floating rate interest                                     451,729        4.09                 23,002
Interest rate swap  agreements  designated  as hedges of financial  liabilities, where the Company pays:
     Fixed rate interest                                         28,600        5.55                    177
     Floating rate interest                                   1,738,800        5.41                 13,310
Interest rate floor agreements                                  160,500           -                 16,675
Swaptions                                                     1,770,000        5.35                 38,728
Other                                                             4,866           -                  2,552

Generally, notional amounts indicate the volume of transactions and fair values indicate the amounts subject to credit risk.

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of temporary cash investments, fixed maturities, mortgage loans on real estate and reinsurance recoverables. The Company places its temporary cash investments with high credit quality financial institutions. Concentration of credit risk with respect to investments in fixed maturities and mortgage loans on real estate is limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1999, the Company had no significant concentration of credit risk.

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities are summarized as follows (in thousands):

                                                               GROSS          GROSS
                                             CARRYING       UNREALIZED     UNREALIZED       ESTIMATED
                                               VALUE           GAINS         LOSSES         FAIR VALUE
                                         ------------------------------------------------------------------
DECEMBER 31, 1999
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       216,181  $     13,246   $      1,538   $       227,889
Obligations of states and
   political subdivisions                          72,500            13            644            71,869
Foreign governments                                22,067         1,252              -            23,319
Corporate securities                            8,932,101       138,190        203,667         8,866,624
Public utilities                                1,472,771        17,160         28,776         1,461,155
Mortgage and other asset-
   backed securities                            1,854,322           234          2,099         1,852,457
                                         ------------------------------------------------------------------
                                          $    12,569,942  $    170,095   $    236,724   $    12,503,313
                                         ==================================================================

DECEMBER 31, 1998
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                               $       143,002  $     53,537   $         28   $       196,511
Obligations of states and
   political subdivisions                          84,827         5,223              -            90,050
Foreign governments                                22,060         4,963              -            27,023
Corporate securities                            8,720,653       360,172         32,266         9,048,559
Public utilities                                1,544,895        95,323            875         1,639,343
Mortgage and other asset-
   backed securities                            1,801,054             -              -         1,801,054
                                         ------------------------------------------------------------------
                                          $    12,316,491  $    519,218   $      33,169  $    12,802,540
                                         ==================================================================



The carrying value and estimated fair value of bonds at December 31, 1999, by contractual maturity, are as follows (in thousands):

                                                                   CARRYING         ESTIMATED
                                                                    VALUE          FAIR VALUE
                                                              ------------------------------------

Maturity:
   Due in one year or less                                      $      362,958    $      360,091
   Due after one year through five years                             2,149,228         2,173,346
   Due after five years through ten years                            3,238,327         3,190,037
   Due after ten years                                               4,965,107         4,927,382
   Mortgage and other asset-backed securities                        1,854,322         1,852,457
                                                              ------------------------------------
                                                                $   12,569,942    $   12,503,313
                                                              ====================================

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The costs and fair values of preferred stocks and common stocks (unaffiliated companies) are as follows (in thousands):

                                                  GROSS             GROSS
                                                UNREALIZED        UNREALIZED          FAIR
                                 COST              GAIN              LOSS             VALUE
                           -----------------------------------------------------------------------

DECEMBER 31, 1999
Preferred stocks            $       153,263  $        17,154   $         9,766   $       160,651
Common stocks                       111,756           94,441             7,635           198,562

DECEMBER 31, 1998
Preferred stocks            $       118,440  $         1,191   $         4,430   $       115,201
Common stocks                        43,468           66,240             1,307           108,401

The maximum and minimum lending rates for mortgage loans during 1999 were 8.95% and 6.60%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of any purchase money or insured or guaranteed mortgages, was 80%. Fire insurance is carried in every case at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

Net investment  income by major category of investments is summarized as follows
(in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

Bonds                                          $      988,055    $    1,026,381   $    1,016,359
Stocks                                                 12,291             6,055            7,468
Mortgage loans on real estate                          30,246            32,769           33,681
Policy loans                                              300               336              432
Other                                                  11,444            11,677            2,720
                                             ------------------------------------------------------
                                                    1,042,336         1,077,218        1,060,660
Investment expense                                     (9,707)          (12,919)         (12,332)
                                             ------------------------------------------------------
                                               $    1,032,629    $    1,064,299   $    1,048,328
                                             ======================================================

The realized capital gains and losses are reported net of federal income taxes and amounts transferred to IMR are as follows (in thousands):

                                                            YEAR ENDED DECEMBER 31
                                                    1999             1998              1997
                                             ------------------------------------------------------

Net gains (losses) on disposition of investments in:
     Bonds                                     $      (19,775)   $       10,901   $      (22,928)
     Stocks                                            (4,485)          166,345           47,181
     Other                                             (6,289)           (3,073)           1,525
                                             ------------------------------------------------------
                                                      (30,549)          174,173           25,778
Related income (taxes) recovery                        10,692           (60,960)          (9,022)
Transfer from (to) the IMR                             11,845            (6,725)          14,903
                                             ------------------------------------------------------
Net investment gains (losses)                  $       (8,012)   $      106,488   $       31,659
                                             ======================================================




3. INVESTMENTS (CONTINUED)

Proceeds, gross gains and gross losses from the disposition of investment in bonds and other information related to investments are summarized as follows (in thousands):

                                                                YEAR ENDED DECEMBER 31
                                                       1999              1998             1997
                                                 -----------------------------------------------------
    Proceeds from disposition of investment in
      bonds                                       $     3,757,923  $     4,130,583   $     4,455,430
    Gross gains on disposition of investment in
      bonds                                                29,345           30,206            19,221
    Gross losses on disposition of investment in
      bonds                                                49,120           19,305            42,149

    Change in net unrealized gains (losses):
         Bonds                                            (10,822)            (513)                -
         Preferred stocks                                    (253)          (1,448)            5,514
         Common stocks                                     29,235           35,348            (8,213)
         Other                                            (11,381)          11,482               500
                                                 -----------------------------------------------------
                                                  $         6,779  $        44,869   $        (2,199)
                                                 =====================================================

Common stocks-subsidiaries are carried at the statutory capital and surplus of the subsidiaries of $120 million (cost of $143 million) in 1999, and $112 million (cost of $143 million) in 1998. No dividends were received from the subsidiaries in 1999, 1998 or 1997.

In 1998, the Company increased its investment in subsidiaries by purchasing Gemini Investments, Inc. (Gemini) with a cost-basis of $63.6 million. Gemini's only activity is to hold certain investment securities.

4. REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes the effect of certain reinsurance transactions (in thousands):

                                                                                ASSUMED
                                                        CEDED TO                 FROM
                                             --------------------------------
                                  DIRECT        AFFILIATED    UNAFFILIATED    AFFILIATED         NET
                                  AMOUNT        COMPANIES       COMPANIES      COMPANIES       AMOUNT
                              -----------------------------------------------------------------------------
Year ended
   December 31, 1999:
     Premium revenue            $     181,992  $         586   $      79,073  $    67,378    $   169,711
                              =============================================================================

At December 31, 1999:
   Life insurance in force      $      82,964  $      34,165   $           -  $         -    $    48,799
                              =============================================================================

Reserves for future policy
   benefits                     $   5,218,969  $       4,520   $      13,768 $  4,020,925    $ 9,221,606
Policy and contract claims
   payable                             18,201              -          17,385            -            816
                              -----------------------------------------------------------------------------
                                $   5,237,170  $       4,520   $      31,153  $ 4,020,925    $ 9,222,422
                              =============================================================================

Year ended
   December 31, 1998:
     Premium revenue            $     226,930  $         678   $      64,264  $   176,862    $   338,850
                              =============================================================================

At December 31, 1998:
   Life insurance in force      $      94,458  $      38,491   $           -  $        13    $    55,980
                              =============================================================================

Reserves for future policy
   benefits                     $   3,111,826  $       4,700   $      16,487 $  4,993,717    $ 8,084,356
Policy and contract claims
   payable                             21,673              -          19,265            -          2,408
                              -----------------------------------------------------------------------------
                                $   3,133,499  $       4,700   $      35,752  $ 4,993,717    $ 8,086,764
                              =============================================================================

Year ended
   December 31, 1997:
     Premium revenue            $     266,148  $         783   $      17,214  $   182,709    $   430,860
                              =============================================================================

At December 31, 1997:
   Life insurance in force      $     103,418  $      44,818   $           -  $        70    $    58,670
                              =============================================================================

Reserves for future policy
   benefits                     $   2,584,863  $       5,133   $       5,075 $  5,441,536    $ 8,016,191
Policy and contract claims
   payable                              4,350              -           4,248          767            869
                              -----------------------------------------------------------------------------
                                $   2,589,213  $       5,133   $       9,323  $ 5,442,303    $ 8,017,060
                              =============================================================================




4. REINSURANCE (CONTINUED)

                                                                             ASSUMED
                                                           CEDED TO           FROM
                                          DIRECT            OTHER          AFFILIATED           NET
                                          AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                     -----------------------------------------------------------------------

Year ended
   December 31, 1999:
     Benefits paid or provided         $      224,707   $       85,631    $      277,726   $      416,802
                                     =======================================================================

Year ended
   December 31, 1998:
     Benefits paid or provided         $      167,435   $       42,773    $      277,845   $      402,507
                                     =======================================================================

Year ended
   December 31, 1997:
     Benefits paid or provided         $      113,417   $        7,114    $      277,677   $      383,980
                                     =======================================================================

5. INCOME TAXES

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by
Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates: TOLIC, TAC and Transamerica Life Insurance Company of New York. The method of allocation between the companies for the period beginning July 22, 1999, will be subject to written agreement to be approved by the Board of Directors. It is anticipated that this agreement will require that tax payments are made to, or refunds are received from, TOLIC, in amounts which would result from filing separate tax returns with federal taxing authorities.

Amounts due to TOLIC for federal income taxes were $8.5 million and $36.1 million at December 31, 1999 and 1998, respectively, and are included in accounts payable and other liabilities in the accompanying balance sheets.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income tax expenses or benefits related to net realized gains or losses on investment transactions (in thousands):

                                                               YEAR ENDED DECEMBER 31
                                                      1999              1998              1997
                                                ------------------------------------------------------

Federal income taxes at statutory rate            $       34,883    $    57,402       $      53,846
Amortization of IMR                                          126           (412)                 32
Income not subject to tax                                 (1,535)        (1,094)             (1,382)
Other                                                      5,085          5,657              (2,335)
                                                ------------------------------------------------------
Provision for income taxes                        $       38,559    $    61,553       $      50,161
                                                ======================================================

The Company records a deferred tax asset for the tax effect of the temporary difference that arises between statutory basis and tax basis deferred acquisition costs and policy reserves. The resulting deferred tax asset was non-admitted at December 31, 1999 and 1998. This practice differs from prescribed SAP and has been permitted by the North Carolina Department and has no effect on capital and surplus.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983, pursuant to the Life Insurance Tax Act of 1984. That amount would become subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1999, was $20.3 million. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7.1 million.

6. ANNUITY RESERVES AND DEPOSIT LIABILITIES

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows (in thousands):

                                                                       DECEMBER 31
                                                           1999                            1998
                                              ------------------------------- -------------------------------
                                                    AMOUNT        PERCENT           AMOUNT        PERCENT
                                              ------------------------------- -------------------------------
  Subject to discretionary withdrawal - with adjustments:
       With market value adjustment            $      8,232,898        50%     $      7,585,914        52%
       At book value less surrender charge
                                                      2,191,632        14             1,260,466         9
                                              ------------------------------- -------------------------------
                                                     10,424,530        64             8,846,380        61
  Subject to discretionary withdrawal -
    without adjustment                                2,737,028        17             2,522,495        17
  Not subject to discretionary withdrawal
    provision                                         3,122,738        19             3,124,785        22
                                              -------------------             -------------------
                                                                -------------                   -------------
  Total annuity reserves and deposit
    liabilities                                      16,284,296       100%           14,493,660       100%
                                                                =============                   =============
  Less reinsurance                                            -                               -
                                              -------------------             -------------------
  Net annuity reserves and deposit liabilities
                                               $     16,284,296*              ==================
                                                                               $     14,493,660*

===================================================================================================================

   * Includes $5,876 million and $4,407 million of annuities reserves and deposit liabilities reported in the separate account liability at December 31, 1999 and 1998, respectively.

7. CAPITAL AND SURPLUS

The Company is subject to the requirements of the NAIC approved Risk Based Capital (RBC) rules and at December 31, 1999, the Company met the RBC requirement.

The amount of dividends which can be paid by the Company without prior approval of the North Carolina Department is subject to restrictions related to statutory surplus and gains from operations. The Company could pay $99.9 million in dividends in 2000 without prior approval.

8. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees are covered by the noncontributory defined benefit plans sponsored by the Company and Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds. Pension costs incurred in 1999, 1998 and 1997 were not material.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income in 1999, 1998 and 1997 were not material.

9. ASSETS ON DEPOSIT

At December 31, 1999 and 1998, $6.9 million and $7.0 million were on deposit with public officials, in compliance with regulatory requirements.

10. RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include the assumption and cession of reinsurance and the performance of certain administrative and support services by an affiliated company.

Transactions with Transamerica Corporation and its affiliates also include transactions related to pension plans, a fixed maturity investment in a special purpose subsidiary of Transamerica Corporation ($233.3 in 1999 and $233.3 million in 1998), investments in a money market fund managed by an affiliated company, and rental of computer services. Pension funds administered for these companies amounted to $1.8 billion, $1.6 billion and $1.3 billion at December 31, 1999, 1998 and 1997, respectively.

11. LEASES

Rental expense for equipment and properties occupied by the Company, not including occupancy of the Company's buildings, was $6.8 million in 1999, $4.9 million in 1998 and $2.7 million in 1997. Future minimum rental commitments are not significant.

12. LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions against one of its subsidiaries similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, one of the subsidiaries and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification of affected policyholders. Administrative and policy benefit costs associated with the settlement are not material to the Company. Additional costs related to the settlement are not currently determinable and are not expected to be material and will be incurred over a period of years. In the opinion of management, any ultimate liability which might result from other litigation would not have a materially adverse effect on the financial position of the Company or the results of its operations.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and substantially all the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1999, is as follows (in thousands):

                                                                               NON-
                                                                            GUARANTEED
                                                                             SEPARATE
                                                           INDEXED           ACCOUNTS           TOTAL
                                                      ------------------------------------------------------

Premiums, deposits and other considerations            $       636,218   $     2,118,548   $     2,754,766
                                                      ======================================================

Reserves for separate accounts with assets at:
   Fair value                                          $     1,208,498   $     4,682,448   $     5,890,946
   Amortized cost                                                    -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ------------------------------------------------------
Total                                                  $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================

Reserves for separate accounts by withdrawal characteristics:
     Subject to discretionary withdrawal (with
       adjustment):                                     $            -   $             -   $             -
         With market value adjustment
         At book value without market value
           adjustment and with current surrender
           charge of 5% or more                                      -                 -                 -
         At market value                                     1,208,498         4,682,448         5,890,946
         At book value without adjustment and with
           current surrender charges less than 5%
                                                                     -                 -                 -
                                                      ------------------------------------------------------
Subtotal                                                     1,208,498         4,682,448         5,890,946

Not subject to discretionary withdrawal                              -                 -                 -
   Other                                                        20,518           188,532           209,050
                                                      ======================================================
Total separate account liabilities                     $     1,229,016   $     4,870,980   $     6,099,996
                                                      ======================================================




13. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

                                                            1999             1998            1997
                                                     ---------------------------------------------------

Transfers as reported  in the summary of  operations  of the  separate  accounts statement:
     Transfers to separate accounts                    $    2,764,696    $    2,484,100   $   720,601
     Transfers from separate accounts                       2,256,282         1,360,271       549,414
                                                     ---------------------------------------------------
Net transfers to separate accounts                            508,414         1,123,829       171,187

Reconciling adjustments:
   Deposit/withdrawals directly to separate accounts
                                                               (5,636)          (20,041)        2,703
                                                     ---------------------------------------------------
Transfers as reported in the statements
  of income                                            $      502,778    $    1,103,788   $   173,890
                                                     ===================================================

14.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS

The Company has the following  direct premiums  written through managing general agents (in thousands):
                                                                                              DIRECTED
                                   EXCLUSIVE             TYPES OF              AUTHORITY      WRITTEN
                                   CONTRACT          BUSINESS WRITTEN           GRANTED       PREMIUMS
                                 --------------------------------------------------------------------------

National Benefit Resources            No      Specific and aggregate excess
                                                 of loss insurance                 *        $     17,164

R.E. Moulton Insurance Agency,        No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              46,631

Intermediary Insurance Services,      No      Specific and aggregate excess
   Inc.                                          of loss insurance                 *              38,822




14.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS (CONTINUED)

                                                                                              DIRECTED
                                   EXCLUSIVE             TYPES OF              AUTHORITY      WRITTEN
                                   CONTRACT          BUSINESS WRITTEN           GRANTED       PREMIUMS
                                 --------------------------------------------------------------------------

Excess Reinsurance Underwriters       No      Specific and aggregate excess
   Agency, Inc.                                  of loss insurance                 *        $      1,753

Risk Assessment Strategies            No      Specific and aggregate excess
                                                 of loss insurance                 *               1,673

International Assurance of            No      Specific and aggregate excess
   Tennessee                                     of loss insurance                 *               6,981

 *Premium collection, underwriting and commission/claim payments authority granted.

15. NAIC CODIFICATION

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of North Carolina must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. The state of North Carolina has stated affirmatively that it will adopt Codification effective January 1, 2001. Management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

16. REGULATORY EXAMINATION

In 1996, the North Carolina Department performed an examination of the Company for the four-year period ending December 31, 1995. The results of the examination were finalized on February 1, 1999, with no material adjustments.

17. YEAR 2000 (UNAUDITED)

In prior years, the Company discussed the nature and progress of its plans to become Year 2000 ready. In 1999, the Company completed its remediation and testing of systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. The Company will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

                                 Statutory Basis
                          Financial Statement Schedules

33

                 Transamerica Life Insurance and Annuity Company

                            Summary of Investments -
           Other Than Investments in Related Parties - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


SCHEDULE I
                                                                                                 AMOUNT AT WHICH
                                                                                                   SHOWN IN THE
                                                                                   MARKET         BALANCE SHEET
TYPE OF INVESTMENT                                               COST(1)            VALUE
--------------------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States government and government agencies and
     authorities                                              $       216,181   $       227,889  $        216,181
   States, municipalities and political subdivisions                   72,500            71,869            72,500
   Foreign governments                                                 22,067            23,319            22,067
   Public utilities                                                 1,472,771         1,461,155         1,472,771
   All other corporate bonds                                        8,932,101         8,866,624         8,932,101
   Mortgage and other asset-backed securities                       1,854,322         1,852,457         1,854,322
Redeemable preferred stock                                            150,164           155,235           148,463
                                                            --------------------------------------------------------
Total fixed maturities                                             12,720,106        12,658,548        12,718,405

EQUITY SECURITIES
Common stocks:
   Subsidiaries                                                       143,468           120,319           120,319
   Banks, trust and insurance                                          35,585            36,438            36,438
   Industrial, miscellaneous and all other                             76,171           162,124           162,124
   Nonredeemable preferred stock                                        4,800             5,416             4,800
                                                            --------------------------------------------------------
Total equity securities                                               260,024           324,297           323,681

Mortgage loans on real estate                                         406,037           390,020           406,037
Policy loans                                                            9,508             9,508             9,508
Other long-term investments                                           221,601           221,601           221,601
Cash and short-term investments                                       367,023           367,023           367,023
                                                            --------------------------------------------------------
Total investments                                             $    13,984,299   $    13,970,997  $     14,046,255
                                                            ========================================================

(1)Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjustment for amortization of premiums or accrual of discounts.

34

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)


SCHEDULE III

                                                       FUTURE POLICY      POLICY AND
                                                        BENEFITS AND       CONTRACT      PREMIUM REVENUE
                                                          EXPENSES        LIABILITIES
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                                        $       12,276    $       (1,316)  $        1,540
Group life and health                                           2,244             2,132           14,440
Annuity                                                     9,207,086                 -          153,731
                                                     ------------------------------------------------------
                                                            9,221,606               816          169,711

Year ended December 31, 1998
Individual life                                                11,998            (1,176)           1,880
Group life and health                                           2,828             3,583           11,506
Annuity                                                     8,069,530                 -          325,464
                                                     ------------------------------------------------------
                                                            8,084,356             2,407          338,850


Year ended December 31, 1997
Individual life                                                14,924                14            1,018
Group life and health                                           1,283               855            3,557
Annuity                                                     7,999,984                 -          426,285
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                       $    8,016,191    $          869   $      430,860
                                                     ======================================================


35

                 Transamerica Life Insurance and Annuity Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)


SCHEDULE III
                                                               BENEFITS, CLAIMS
                                              NET INVESTMENT      LOSSES AND      OTHER OPERATION
                                                 INCOME*      SETTLEMENT EXPENSES    EXPENSES*     PREMIUMS WRITTEN
---------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                               $        1,122    $          1,568   $          358    $        2,126
Group life and health                                    235              12,453           30,320            93,513
Annuity                                            1,031,272           6,223,532          739,344            86,353
                                            -------------------------------------------------------------------------
                                                   1,032,629           6,237,553          770,022           181,992

Year ended December 31, 1998
Individual life                                        1,294               1,883              764             2,558
Group life and health                                    204               9,286           23,862            75,770
Annuity                                            1,062,801           4,055,665        1,242,733           148,602
                                            -------------------------------------------------------------------------
                                                   1,064,299           4,066,834        1,267,359           226,930


Year ended December 31, 1997
Individual life                                          322               1,601              490             1,801
Group life and health                                    279               2,548            6,078            20,771
Annuity                                            1,047,727           3,155,350          296,235           243,576
                                            -------------------------------------------------------------------------
                                            -------------------------------------------------------------------------
                                              $    1,048,328    $      3,159,499   $      302,803    $      266,148
                                            =========================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.


                 Transamerica Life Insurance and Annuity Company

                          Reinsurance - Statutory Basis

                             (Dollars in thousands)

SCHEDULE IV
                                                                                 ASSUMED                             PERCENTAGE
                                                               CEDED TO            FROM                               OF AMOUNT
                                               GROSS            OTHER        OTHER COMPANIES          NET              ASSUMED
                                              AMOUNT          COMPANIES                             AMOUNT             TO NET
----------------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Life insurance in force                    $       82,964   $       34,165    $            -    $       48,799                -
                                         =========================================================================================


Premiums:
   Individual life                         $        2,126   $          586    $            -    $        1,540                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           93,513           79,073                 -            14,440                -
   Annuity                                         86,353                -            67,378           153,731               44%
                                         -----------------------------------------------------------------------------------------
                                           $      181,992   $       79,659    $       67,378    $      169,711               40%
                                         =========================================================================================


Year ended December 31, 1998
Life insurance in force                    $       94,458   $       38,491    $           13    $       55,980                0%
                                         =========================================================================================


Premiums:
   Individual life                         $        2,558   $          678    $            -    $        1,880                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           75,770           64,264                 -            11,506                -
   Annuity                                        148,602                -           176,862           325,464               54%
                                         -----------------------------------------------------------------------------------------
                                           $      226,930   $       64,942    $      176,862    $      338,850               52%
                                         =========================================================================================

Year ended December 31, 1997
Life insurance in force                    $      103,418   $       44,818    $           70    $       58,670                0%
                                         =========================================================================================


Premiums:
   Individual life                         $        1,801   $          783    $            -    $        1,018                -
   Individual health                                    -                -                 -                 -                -
   Group life and health                           20,771           17,214                 -             3,557                -
   Annuity                                        243,576                -           182,709           426,285               43%
                                         -----------------------------------------------------------------------------------------
                                           $      266,148   $       17,997    $      182,709    $      430,860               42%
                                         =========================================================================================



1

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:

(1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity Company (the "Company") authorizing the creation of Separate Account VA-6 (the "Separate Account"). 1/

     (2) Not Applicable.

(3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation.2/

     (4) Forms of Flexible Premium Deferred Variable Annuity Contracts.
     A) Form of Flexible Premium Deferred Variable Annuity Contract for Product A, Transamerica Classic Variable Annuity 3/ 8/ 9/
     B)Form of Flexible Premium Deferred Variable Annuity Contract for Product C, Transamerica Catalyst Variable Annuity 4/ 8/ 9/

     (5) Form of Application for Flexible Premium Variable Annuity. 2/ 9/

     (6) (a)   Articles of Incorporation of Transamerica Life Insurance and
                Annuity Company.1/

         (b)   By-Laws of Transamerica Life Insurance and Annuity Company.1/

     (7) Not Applicable.

     (8) Form of Participation Agreements.
          (a) re The Alger American Fund 3
          (b) re Alliance Variable Products Series Fund, Inc.3 (c) re Dreyfus Variable Investment Fund (d) re Janus Aspen Series 3 (e) re MFS Variable Insurance Trust 3 (f) re Morgan Stanley Universal Funds, Inc. 3 (g) re OCC Accumulation Trust 3 (h) re Transamerica Variable Insurance Fund, Inc.2/
         (i) re PIMCO Variable Insurance Trust 9/

     (9) Opinion and Consent of Counsel.2/

     (10)      (a)  Consent of Counsel./ 4/ 5/6


                 (b)  Consent of Independent Auditors./6/ 7/ 10/


     (11)      No financial statements are omitted from Item 23.

     (12)      Not Applicable.

     (13)      Performance Data Calculations. 3/8

     (14)      Not Applicable.


     (15)      Powers of Attorney. 2/6/ 7/ 10/


----------------------------

1/ Incorporated by reference to the like numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745, (August 8,
1996).

2/ Incorporated by reference to the like numbered exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (August 22, 1997).

3/ Incorporated by reference to the like numbered exhibit to the Post-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (December 22, 1997).

4/ Incorporated by reference to the like numbered exhibit to the Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (December 24, 1997).

5/ Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No, 3 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (February 25, 1998).

6/Incorporated by reference to the like-numbered  exhibit to the  Post-Effective
     Amendment No. 4 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (April 29, 1998).

7. Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No. 7 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (April 29, 1999).

8. Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No. 8 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (July 8, 1999)


9. Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No. 9 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (September 7, 1999). 10. Filed herewith.

Items 25.  Directors and Officers of the Depositor.

The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk(s).

List of Directors of Transamerica Life Insurance and Annuity Company

Patrick S. Baird*
Brenda K. Clancy*
James W. Dederer
George A. Foegele**
Douglas C. Kolsrud*
Richard N. Latzer
Karen O. MacDonald
Gary U. Rolle'
Paul E. Rutledge III***
Nooruddin S. Veerjee
Craig D. Vermie*

         *4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499
         **300 Consilium Place, Scarborough, Ontario M1H362 Canada ***401 N. Tryon Street, Charlotte, North Carolina 28202-2108


List of Officers for Transamerica Life Insurance and Annuity Company

Paul E. Rutledge III                President - Reinsurance Division
Nooruddin S. Veerjee FSA            President

William R. Gernert                  Executive Vice President, Diversified Financial Products Division
John R. Kenney                      Executive Vice President, Agency Group
Larry N. Norman                     Executive Vice President, Financial Markets Division

James W. Dederer CLU                General Counsel and Secretary

Nicki Bair FSA                      Senior Vice President
Brenda Clancy                       Senior Vice President, Corporate
Roy Chong-Kit                       Senior Vice President and Chief Actuary
Douglas C. Kolsrud                  Senior Vice President, Investment Division
Karen MacDonald                     Senior Vice President and Corporate Actuary
Thomas O'Neill                      Senior Vice President
Ron F. Wagley, CLU                  Senior Vice President
William R. Wellnitz FSA             Senior Vice President and Actuary

Colin Funai                          Investment Officer
Heidi Y. Hu                          Investment Officer
Matthew W. Kuhns                     Investment Officer
Richard N. Latzer                    Investment Officer
Matthew A. Palmer                  Investment Officer
Thomas C. Pokorski                   Investment Officer
Gary U. Rolle' CFA                   Investment Officer
Jeffrey S. Van Harte                 Investment Officer
Paul Wintermute                      Investment Officer

Lawrence M. Agin FSA                Vice President & Associate Actuary
Lynn Allen                          Vice President, Diversified Financial Products Division
Clifford Angstman                  Vice President and Chief Actuary
Michael G. Ayers                    Vice President, Diversified Financial Products Division
John Bailey                         Vice President, Investment Division
Michael Barnhart                    Regional Vice President
James A. Beardsworth                Vice President-Accounting, Corporate
Cal Birkey                          Vice President, Financial Markets Division
David L. Blankenship                Vice President, Investment Division
Nancy Blozis                        Vice President and Controller
Jim Bowman                          Vice President
Rose Ann Bremser                    Vice President
Sandy Brown                         Vice President
Kirk Buese                          Vice President, Investment Division
Frank A. Camp                       Vice President & Division General Counsel, Financial Markets Division
Dave Carney                         Vice President, Investment Division
Steven C. Chamberlin                Vice President
Cindy L. Chanley                    Vice President, Financial Markets Division
Wonjoon Cho                         Vice President
Matt Coben                          Vice President
Ken Cochrane                        Vice President
Catherine Collinson                 Vice President
Bill Cook                           Vice President, Investment Division
Jane A. Coyne                       Vice President, Financial Markets Division
Glen Cunningham                    Vice President
Maureen DeWald                      Vice President & Assistant Secretary, Investment Division
John Dohmen                         Vice President
J. Peter Donlon                     Vice President
Mark E. Dunn                        Vice President, Investment Division
Steven Fenic                        Vice President
Karen Fleming                       Vice President, Investment Division
Roger Freeman                       Vice President, Financial Markets Division
Jerry Gable                         Vice President
Diana Geraci                        Vice President
Eric B. Goodman                     Vice President, Investment Division
Richard R. Greer                    Vice President, Financial Markets Division
David R. Halfpap                    Vice President, Investment Division
Paul Hankowitz MD                   Vice President & Chief Medical Director
Robert L. Hansen                    Vice President, Investment Division
Meheriar Hasan                              Vice President
Joy Heckendorf                      Vice President
Donna Heitzman                      Vice President, Investment Division
Paul Henry                          Vice President
Jo Ann B. Hepperman                 Vice President and Division General Counsel, Marketing Partnerships
Marsha Hicks                        Vice President & Assistant Secretary, Investment Division
Aruna Hobbs                         Vice President, Diversified Financial Products Division
David Hopewell                      Vice President, Investment Division
Frederick B. Howard                 Vice President, Investment Division
Suzette Hoyt                        Vice President and Assistant Secretary
Marvin A. Johnson                  Vice President
Carolyn M. Johnson                  Vice President, Marketing Partnerships
Ahmad Kamil                         Vice President & Associate Actuary
Michael Kappos                       President
Patrick Kelleher                    Vice President and Reinsurance Financial Officer
Jon D. Kettering                    Vice President, Investment Administration, Investment Division
Ken Kilbane                         Vice President
Larry M. Kirkland                  Vice President & Managing Actuary, Equity Group
Bill Kling                          Vice President, Financial Markets Division
Michael Lane                        Vice President, Financial Markets Division
Lisa Layman                         Vice President, Diversified Financial Products Division
Carl Macero                         Vice President and Chief Reinsurance Underwriter
Susan Mack                          Vice President and Associate General Counsel
James MacKinnon                     Vice President, Investment Division
Maureen McCarthy                    Vice President
Philip McHale                       Vice President and Chief Underwriter
Diane Meiners                       Vice President-Accounting, Corporate
Vic Modugno                         Vice President & Associate Actuary
Kate Modzelewski                    Vice President-Tax, Corporate
Daniel C. Mohwinkel                 Vice President, Financial Markets Division
Maureen E. Nielsen                  Vice President, Financial Markets Division
Thomas L. Nordstrom                 Vice President, Investment Division
Paul L. Norris FSA                  Vice President & Actuary
Ralph M. O'Brien                    Vice President, Investment Division
Mary T. Pech                        Vice President, Investment Division
Thomas E. Pierpan                   Vice President, Equity Group
Donald P. Radisich                  Vice President
Brian Rolland                       Vice President, Investment Division
Jeffrey L. Rosen                    Vice President, Diversified Financial Products Division
Lorne W. Schinbein                  Vice President & Managing Actuary, Equity Group
Lindsay Schmuacher                  Vice President, Investment Division
Gary H. Scott                       Vice President, Financial Markets Division
William N. Scott FLMI               Vice President
Clifford Sheets                     Vice President, Investment Division
Michael Simpson                     Vice President, Investment Division
Jon L. Skaggs                       Vice President, Investment Division
R. Michael Slaven                   Vice President & Assistant Secretary, Diversified Financial
                                                               Products Division
Robert A. Smedley                   Vice President, Investment Division
Michael S. Smith                    Vice President, Investment Division
Anne M. Spaes                       Vice President, Financial Markets Division
Christina Stiver                    Vice President
Bradley L. Stofferahn               Vice President, Investment Division
Karen Stout                         Vice President
James O. Strand                     Vice President
Alice Su                                    Vice President
Bill Tate                                   Vice President
Gregory Theobald                   Vice President & Assistant Secretary, Investment Division
Colleen Tobiason                    Vice President, Financial Markets Division
Barry Tobin                         Vice President
Emily Urbano                        Vice President
Colleen Vandermark                  Vice President
Craig D. Vermie                     Vice President & Counsel, Corporate
William A. Waldie                   Vice President, Financial Markets Division
Richard L. Weinstein FSA            Vice President & Associate Actuary
James Wilson                        Vice President
Timothy Weis                        Vice President
Ronald Wolfe                        Regional Vice President
Sally S. Yamada CPA, FLMI           Vice President & Treasurer
Ronald L. Ziegler                   Vice President & Actuary, Financial Markets Division

Sandra Bailey-Whichard              Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Barry Buner                         Second Vice President
Reid A. Evers                       Second Vice President & Assistant General Counsel
David Fairhall FSA                  Second Vice President
 Toni Forge                         Second Vice President
Selma Fox                           Second Vice President
Thomas Freitas                      Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance Medical Director
Andrew G. Kanelos                  Second Vice President
Catherine A. Lenton                 Second Vice President
Liwen Lien                          Second Vice President
Danny Mahoney                       Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick                  Second Vice President
John O'Bryan                        Second Vice President, Corporate Tax
Paul W. Reisz                       Second Vice President
Beverly Rockecharlie                Second Vice President
Stacy Schultz                       Second Vice President
Frank Snyder                        Second Vice President
Donna J. Spalding                  Second Vice President, Financial Markets Division
Boning Tong                         Second Vice President and Associate Actuary
Tonya J. Vessels                    Second Vice President
Joan Ward                           Second Vice President

Kimberly A. Bivins                  Assistant Vice President, Diversified Financial Products Division
Erik Furnish                        Assistant Vice President, Diversified Financial Products Division
Jacqueline D. Griffin               Assistant Vice President, Diversified Financial Products Division
Thomas J. Hartlage                  Assistant Vice President, Diversified Financial Products Division
Priscilla I. Hechler                Assistant Vice President & Assistant Secretary, Equity Group
JoAnn Herndon                       Assistant Vice President, Financial Markets Division
Michael G. Herp                     Assistant Vice President, Diversified Financial Products Division
Richard C. Hicks                    Assistant Vice President & Assistant Secretary, Equity Group
Clifton Jenkins                     Assistant Vice President, Diversified Financial Products Division
Melanie Mabe                        Assistant Vice President, Diversified Financial Products Division
William R. Maurer                  Assistant Vice President, Financial Markets Division
Matthew Meaney                      Assistant Vice President, Diversified Financial Products Division
Lisa L. Patterson                   Assistant Vice President, Diversified Financial Products Division
Robert E. Payne                     Assistant Vice President, Financial Markets Division
Rhonda L. Pritchett                 Assistant Vice President, Diversified Financial Products Division
Darin Smith                         Assistant Vice President & Assistant Secretary, Financial Markets
                                                                        Division
Teresa L. Stolba                    Assistant Vice President, Financial Markets Division
Thomas E. Walsh                     Assistant Vice President, Diversified Financial Products Division
Harvey E. Willis                    Assistant Vice President, Diversified Financial Products Division

Jill A.H. Andersen                  Counsel, Corporate
Mary J. Clark                       Counsel, Corporate
Katherine A. Schulze                Counsel, Corporate
Emarie S. Payne                     Counsel, Corporate

Kamran Haghighi                     Tax Officer

Neva Curtis                         Assistant Secretary, Marketing Partnerships
John Donner                         Assistant Secretary, Investment Division
Gregory E. Miller-Breetz            Assistant Secretary, Financial Markets Division
Mary Schaefer                       Assistant Secretary, Financial Markets Division
Marie W. Schmitt                   Assistant Secretary, Marketing Partnerships
Kim A. Tursky                       Assistant Secretary
Susan Vivino                        Assistant Secretary

Clifton W. Flenniken III            Assistant Treasurer, Investment Division

James Wolfenden                     Statement Officer

James T. Bradley                    Product Compliance Officer, Marketing Partnerships


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation
  (Common Parent Corporation)
Inter-America Corporation
Transamerica Corporation (Oregon)
Transamerica LP Holdings Corporation
Transamerica Finance Corporation
Transamerica HomeFirst, Inc.                 (Common)
Transamerica HomeFirst, Inc.                 (Preferred)
TREIC Enterprises, Inc.
Transamerica CBO I, Inc.
Transamerica International Holdings, Inc.
Transamerica Financial Products, Inc.
Pyramid Insurance Company Ltd.              (Common)
Pyramid Insurance Company Ltd.              (Preferred)
RTI Holdings, Inc.  (dormant)
Transamerica Business Technologies Corporation
ARC Reinsurance Corporation
Transamerica Management, Inc.
Transamerica Intellitech, Inc.
Realist, Inc.
Transamerica Home Loan
Transamerica Lending Company
Transamerica Insurance Corporation of California
Arbor Life Insurance Company
Plaza Insurance Sales, Inc.
Transamerica International Insurance Services, Inc.
Transamerica Annuity Service Corporation
Transamerica Advisors, Inc.
Transamerica Securities Sales Corporation
Transamerica Products, Inc.
Transamerica Products I, Inc.
Transamerica Products II, Inc.
NEF Investment Company
Greenwich Potomac Holding Corporation
Transamerica Products IV, Inc.
Transamerica Service Company
Transamerica South Park Resources, Inc.
Transamerica Financial Resources Insurance Agency
   Of Alabama, Inc.
Transamerica Financial Resources Insurance Agency
  Of Massachusetts, Inc.
USA Administration Services, Inc.
Financial Resources Insurance Agency of Texas
Transamerica Financial Resources, Inc.
Gemini Investments, Inc.
Transamerica Senior Properties, Inc.
Transamerica Senior Living, Inc.
Transamerica Investment Services, Inc.
TA Leasing Holding Co., Inc.
Transamerica Leasing Inc.
Intermodal Equipment Inc.
Transamerica Distribution Services Inc.
Transamerica Transport Inc.
Transamerica Leasing Holdings Inc.
Transamerica Trailer Holdings I, Inc.
Transamerica Trailer Holdings II, Inc.
Transamerica Trailer Holdings III, Inc.
Trans Ocean Ltd.
Trans Ocean Container Finance Corp.
Trans Ocean Container Corp.
Trans Ocean Tank Services Corp.
SpaceWise, Inc.
Trans Ocean Regional Corporate Holdings
Trans Ocean Management Corp.
Greybox Logistics Services, Inc.
Transamerica Commercial Finance Corporation, I
Pacific Agency, Inc. (Indiana)
Transamerica Consumer Mortgage Receivables Corporation
Transamerica Mortgage Company
Transamerica Consumer Finance Holding Company
Metropolitan Mortgage Company
Easy Yes Mortgage, Inc. (Florida)  (dormant)
Easy Yes Mortgage, Inc. (Georgia)  (dormant)
First Florida Appraisal Services, Inc.  (dormant)
First Georgia Appraisal Services, Inc.  (dormant)
Freedom Tax Services, Inc.  (dormant)
J.J. & W. Advertising, Inc.  (dormant)
J.J. & W. Realty Services, Inc.  (dormant)
Liberty Mortgage Company of Fort Myers, Inc.  (dormant)
Metropolis Mortgage Company  (dormant)
Perfect Mortgage Company  (dormant)
TCF Asset Management Corporation
BWAC Twelve, Inc.
Transamerica Commercial Finance Corporation
BWAC International Corporation
BWAC Credit Corporation
BWAC Seventeen, Inc.
BWAC Twenty-One, Inc.
Transamerica GmbH, Inc.
Transamerica  Insurance  Finance  Corporation   Transamerica  Insurance  Finance
Corporation of California Transamerica Business Credit Corporation (Common) Transamerica Business Credit Corporation (Preferred) Transamerica Insurance Finance Company (Europe) Transamerica Inventory Finance Corporation Transamerica Joint Ventures, Inc.
The Plain Company
Direct Capital Equity Investments, Inc. Transamerica Distribution Finance Corporation Transamerica Retail Financial Services Corporation Transamerica Vendor Financial Services Corporation TIFCO Lending Corporation TA Air I, Corporation TA Air II, Corporation TA Air III, Corporation TA Air IV, Corporation TBC I, Inc.
TBC II, Inc.
TBC III, Inc.
Transamerica Accounts Holding Corporation
TBC IV, Inc.
TBC V, Inc.
TA Air East, Corporation
TBC Tax I, Inc.
TBC Tax II, Inc.
TBC Tax III, Inc. TBC Tax IV, Inc. TBC Tax V, Inc. TBC Tax VI, Inc. TBC Tax VII, Inc. TBC Tax VIII, Inc. TBC Tax IX, Inc.
Bay Capital Corporation
Gulf Capital Corporation
Coast Funding Corporation
Inventory Funding Trust  (Delaware Trust, 1997 Form 8832)
 Transamerica Bank N.A.
TBCC Funding Trust I (Delaware Trust, 1998 Form 8832) TBCC Funding Trust II (Delaware Trust, 1998 Form 8832) TA Air V, Corporation TA Air VI, Corporation TA Air VII, Corporation TA Air VIII, Corporation Transamerica Equipment Financial Services Corporation
 Transamerica Mezzanine Financing, Inc.
Transamerica Small Business Services, Inc.
Transamerica Distribution Finance - Overseas, Inc.
TA Marine I, Inc.
TA Marine II, Inc. TA Air IX, Corporation TA Air X, Corporation TBC VI, Inc. Emergent Business Capital Holdings, Inc. TA Air XI Corporation Transamerica Business Advisory Group, Inc. TA Air XII Corporation TA Air XIII Corporation TA Air XIV Corporation TA Air XV Corporation Transamerica Realty Services, Inc. Pyramid Investment Corporation The Gilwell Company Bankers Mortgage Company of
California   Transamerica  Minerals  Company  Transamerica  Oakmont  Corporation
Ventana Inn, Inc.
Transamerica Affordable Housing, Inc.
Transamerica Occidental Life Insurance Company
Transamerica Life Insurance & Annuity Company
Transamerica Assurance Company
Transamerica Life Insurance Company of New York
Transamerica Pacific Insurance Company, Ltd.
Transamerica International Re (Bermuda) Ltd.
Transamerica International Re (Bermuda) Ltd.

                     *Designates INACTIVE COMPANIES
                 A Division of Transamerica Corporation
      Limited Partner; Transamerica Corporation is General Partner

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (51.16%)
    Transamerica Corporation and subsidiaries (100%) (DE) AEGON Nederland N.V. - Netherlands corporation (100%) AEGON NEVAK HOLDING B.V. - Netherlands corporation (100%) GRONINGER FINANCIERINGEN B.V. - Netherlands corporation (100%) AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van Wijk,
                Dennis Hersch)(DE)
       AEGON U.S. Holding Corporation (DE) (100%)
                               Short Hills Management Company (NJ) (100%) CORPA Reinsurance Company (NY) (100%) AEGON Management Company (IN) (100%) RCC North America Inc. (DE) (100%)

       AEGON USA, Inc. - holding co.  (IA) (100%)
                               AEGON Funding Corp. (DE) (100%)
                               First  AUSA Life  Insurance  Company -  insurance
             holding co. (MD) (100%) AUSA Life Insurance Company, Inc. - insurance (NY) (82.33%) Life Investors Insurance Company of America
             - insurance (IA) (100%)
               Bankers United Life Assurance Company - insurance (IA) (100%) Great American Insurance Agency, Inc. (IA) (100%)
               Life Investors Alliance, LLC (DE) (100%)
             PFL Life Insurance  Company - insurance (IA) (100%) AEGON Financial
               Services Group, Inc. (MN) (100%) AEGON Assignment Corporation of Kentucky (KY) (100%) AEGON Assignment Corporation (IL) (100%)
             Southwest Equity Life Insurance Company - insurance (AZ) (100% Voting Common) Iowa Fidelity Life Insurance Company - insurance
             (AZ) (100% Voting Common) Western Reserve Life Assurance Co. of Ohio - insurance (OH) (100%) WRL Investment Management, Inc. - investment adviser (FL) (100%) WRL Investment Services, Inc. - transfer agent (FL)(100%) WRL Series Fund, Inc. - mutual fund (MD) ISI Insurance Agency, Inc. and subsidiaries (CA) (100%) AEGON Equity Group, Inc. (FL) (100%) Monumental General Casualty Company
             - insurance (MD) (100%) United Financial Services, Inc. - general agency (MD) (100%) Bankers Financial Life Insurance Company - insurance (AZ) The Whitestone Corporation - insurance agency (MD) (100%) Cadet Holding Corp. - holding company (IA) (100%) Monumental General Life Insurance Company of Puerto Rico (PR) (51%)

                           AUSA Holding Company - holding company (MD) (100%)
             Monumental General Insurance Group, Inc. - holding company
                      (MD) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               Executive Management and Consultant Services, Inc. - consulting services (MD)(100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Mass Marketing, Inc. - marketing (MD) (100%) AUSA Financial Markets, Inc. - marketing (IA) (100%)
             Endeavor Group (CA) (100%)
             Endeavor Management Company (CA) (100%)
             Universal Benefits Corporation - third party administrator (IA) (100%) Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
             Massachusetts Fidelity Trust Company - trust company (IA) (100%) Money Services, Inc. - financial counseling for employees and agents of affiliated companies  (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (10.56%)
             Zahorik Company, Inc. - broker-dealer  (CA) (100%)
                              ZCI, Inc. (AL) (100%)
             Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
             AEGON Asset Management Services, Inc. (DE) (100%)
             InterSecurities, Inc. - broker-dealer  (DE) (100%)
                Associated Mariner Financial Group, Inc. - holding company
                          (MI) (100%)
                    Mariner Financial Services, Inc. - broker/dealer
                         (MI) (100%)
                    Associated Mariner Agency of Hawaii, Inc. - insurance
                          agency (MI) (100%)
                    Associated Mariner Agency of New Mexico, Inc. (MI) (100%)
             Idex Investor Services, Inc. - shareholder services (FL) (100%) Idex Management, Inc. - investment adviser (DE) (100%)
             IDEX Mutual Funds - mutual fund (MA)
             Diversified Investment Advisors, Inc. - investment adviser (DE)
                         (100%)
                Diversified Investors Securities Corporation - broker-dealer
                      (DE) (100%)
             AEGON USA Securities, Inc. - broker-dealer  (IA) (100%)
                AEGON USA Managed Portfolios, Inc. - mutual fund  (MD)
             Creditor Resources, Inc. - credit insurance  (MI) (100%)
                CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada)  (100%)
                Weiner Agency, Inc. (MD) (100%)
             AEGON USA Investment Management, Inc. - investment adviser
                          (IA) (100%)
             AEGON USA Realty Advisors, Inc. - real estate investment services
                     (IA) (100%)
                QSC Holding, Inc. (DE) (100%)
                Landauer Realty Advisors, Inc. - real estate counseling
                     (IA) (100%)
                Landauer Associates, Inc. - real estate counseling
                    (DE) (100%)
                Landauer Realty Associates, Inc. (TX) (100%)
                Realty Information Systems, Inc. - information systems for real estate investment  management  (IA) (100%)
                USP Real Estate  Investment Trust - real estate investment trust
(IA) RCC Properties Limited Partnership (IA)



Item 27.  Number of Contractowners
As of2-29-00:

     Product A (Classic)   Non-qualified:1525         Qualified:  1338
     Product C (Catalyst)  Non-qualified:1585         Qualified:  1974


Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

     To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 29.  Principal Underwriter

(a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate
Accounts: VA-2L; VA-2NL; VUL-1; VUL-2; and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6 and VA-7; and Transamerica Life Insurance Company of New York VA-2LNY; VA-2NLNY; VA-5NLNY; and VA-6NY

The Underwriter is wholly-owned by Transamerica Insurance Corporation of California, a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

Nooruddin Veerjee Director and Chairman
Nicki Bair                 Director and President
Sandy Brown                Director, Senior Vice President and Treasurer
Roy Chong-Kit              Director
George Chuang              Vice President and Chief Financial Officer
Chris Shaw                 Vice President and Compliance Officer



(c) The following table lists the amounts of commissions paid to the principal underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting            Compensation on         Brokerage
Underwriter              Discounts & Commission            Redemption         Commissions           Compensation


TSSC:
Classic                    0                         0                 $5,819,590.34                     0
Catalyst                   0                         0                 $6,538,000.60                     0


Item 30.  Location of Accounts and Records

     Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 401 North Tryon Street, Charlotte, North Carolina 28202.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance and Annuity Company certifies that this Post-Effective Amendment No. 10 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 27th day of April, 2000.


                            SEPARATE ACCOUNT VA-6 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)




                 -----------------------------------------------
                               David M. Goldstein
                                 Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed below on April 27, 2000 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:





Signatures                          Titles                                      Date
______________________
Nooruddin S. Veerjee*               President and Director                 April 27, 2000

______________________              Director                               April 27, 2000
Patrick S. Baird*

______________________              Director and Senior Vice President     April 27, 2000
Brenda K. Clancy*

______________________              Director, General Counsel              April 27, 2000
James W. Dederer*                   and Secretary

______________________              Director                               April 27, 2000
George A. Foegele*

______________________              Director and Senior Vice President     April 27, 2000
Douglas C. Kolsrud*

______________________              Director and Investment Officer        April 27, 2000
Richard N. Latzer*

______________________              Director and Acting Chief              April 27, 2000
Karen O. MacDonald*                 Financial Officer

______________________              Director and Investment Officer        April 27, 2000
Gary U. Rolle'*

______________________              Director and President -               April 27, 2000
Paul E. Rutledge III*                   Reinsurance Division

______________________              Director, Vice President and Counsel   April 27, 2000
Craig D. Vermie*

_____________________________________       On April  27, 2000 as Attorney-in-Fact pursuant to
*By: David M. Goldstein                     powers of attorney filed herewith.

